                                                     REGISTRATION NOS. 333-06071
                                                                        811-4235
                                                     FISCAL YEAR END DECEMBER 31
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM S-6

                        POST - EFFECTIVE AMENDMENT NO. 6


                            ------------------------

        FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES
              OF UNIT INVESTMENT TRUSTS REGISTERED ON FORMS N-8B-2

                        MONY AMERICA VARIABLE ACCOUNT L
                             (EXACT NAME OF TRUST)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)


                             FREDERICK C. TEDESCHI


                 VICE PRESIDENT AND CHIEF COUNSEL -- OPERATIONS


                          MONY LIFE INSURANCE COMPANY

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

---------------


     It is proposed that this filing will become effective on May 1, 1999 pursuant to Rule 485(a).



     The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice will be filed on or before March 30, 1999.


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

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

ITEM NO. OF
FORM N-8B-2                      CAPTION IN PROSPECTUS
-----------                      ---------------------
     1        Cover Page
     2        Cover Page
     3        Not applicable
     4        Distribution of the Policy
     5        Detailed Information About the Company and MONY America
              Variable Account L
     6        MONY America Variable Account L
     7        Not required
     8        Not required
     9        Legal Proceedings
    10        Detailed Information About the Policy; Detailed Information
              About the Company and MONY Variable Account L; Charges and
              Deductions; Other Information; Voting of Fund Shares; More
              About the Policy
    11        Detailed Information About the Company and MONY America
              Variable Account L; The Funds; Purchase of Portfolio Shares
              by MONY America Variable Account L
    12        Detailed Information About the Company and MONY America
              Variable Account L; The Funds; Purchase of Portfolio Shares
              by MONY America Variable Account L
    13        Detailed Information About the Policy; Charges and
              Deductions; The Funds
    14        Detailed Information About the Policy
    15        Detailed Information About the Policy
    16        The Funds; Detailed Information About the Policy; Detailed
              Information About the
              Company and MONY America Variable Account L
    17        Detailed Information About the Policy
    18        The Funds; Detailed Information About the Policy; Detailed
              Information About the
              Company and MONY America Variable Account L
    19        Voting of Fund Shares; More About the Policy
    20        Not applicable
    21        Detailed Information About the Policy
    22        Not applicable
    23        Not applicable
    24        Important Terms; More About the Policy
    25        Detailed Information About the Company and MONY America
              Variable Account L
    26        Not applicable
    27        Detailed Information About the Company and MONY America
              Variable Account L
    28        Detailed Information About the Company and MONY America
              Variable Account L
    29        Detailed Information About the Company and MONY America
              Variable Account L
    30        Not applicable
    31        Not applicable
    32        Not applicable
    33        Not applicable
    34        Not applicable
    35        More About the Policy
    36        Not applicable
    37        Not applicable
    38        Information About the Company and MONY America Variable
              Account L; More About the Policy
    39        More About the Policy

ITEM NO. OF
FORM N-8B-2                      CAPTION IN PROSPECTUS
-----------                      ---------------------
    40        Not applicable
    41        More About the Policy
    42        Not applicable
    43        Not applicable
    44        Detailed Information About the Company and MONY America
              Variable Account L; Detailed Information About the Policy;
              More About the Policy
    45        Not applicable
    46        Detailed Information About the Company and MONY America
              Variable Account L; Detailed Information About the Policy;
              More About the Policy
    47        Detailed Information About the Company and MONY America
              Variable Account L; Detailed Information About the Policy;
              More About the Policy
    48        Not applicable
    49        Not applicable
    50        Detailed Information About the Company and MONY America
              Variable Account L
    51        Cover Page; Detailed Information About the Company and MONY
              America Variable Account L; Detailed Information About the
              Policy; More About the Policy
    52        Other Information
    53        Other Information
    54        Not applicable
    55        Not applicable
    56        Not required
    57        Not required
    58        Not required
    59        Financial Statements

                                   PROSPECTUS
                               Dated May 1, 1999

                Flexible Premium Variable Life Insurance Policy
                                   Issued by

                     MONY Life Insurance Company Of America
                        MONY America Variable Account L

MONY Life Insurance Company of America issues a flexible premium variable life insurance policy described in this Prospectus. Among the policy's many terms are:

Allocation of Premiums and Cash Values:

- The policy owner can tell us what to do with the premium payments. The policy owner can also tell us what to do with the cash values the policy may create as a result of those premium payments.

     - The policy owner can tell us to place them into a separate account. That separate account is called MONY America Variable Account L.

        - If the policy owner does, the owner can also tell us to place premium payments and cash values into any or all of 21 different subaccounts. Each of these subaccounts seeks to achieve a different investment objective. If the policy owner tells us to place the premium payments and cash values into one or more subaccounts of the separate account, the policy owner bears the risk that the investment objectives will not be met. That risk includes not earning any money on premium payments and cash values and also that premium payments and cash value may lose some or all of their value.

     - The policy owner can also tell us to place some or all of the premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If the policy owner elects the Guaranteed Interest Account, we will guarantee that those premium payments and cash values will not lose any value. We also guarantee that we will pay not less than 4.0% interest annually. We may pay more than 4.0% if we choose. Premium payments and cash values the policy owner places into the Guaranteed Interest Account become part of our assets.

Death Benefit:

- We will pay death benefit proceeds to the named beneficiary if the insured dies before age 95 while the policy is in effect. The death proceeds will never be less than the amount specified in the policy. It may be greater than the amount specified if the policy's cash values increase.

Living Benefits:

- The policy owner may ask for some or all of the policy's cash value at any time. If the policy owner does ask, we may deduct a surrender charge. The policy owner may borrow up to 90% of the policy's cash value from us at any time. The policy owner will have to pay interest to us on the amount borrowed.

Charges and Fees:

- The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

                THESE ARE ONLY SOME OF THE TERMS OF THE POLICY.
 PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE DETAILS OF THE POLICY.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus comes with prospectuses for the MONY Series Fund, Inc., Enterprise Accumulation Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., the Dreyfus Variable Insurance Fund, the Dreyfus Stock Index Fund, and the Van Eck Worldwide Insurance Trust. You should read these prospectuses carefully and keep them for future reference.

                     MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                 1-800-487-6669

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Summary of the Policy.......................................  1
  Important Policy Terms....................................  1
  Purpose of the Policy.....................................  1
  Explanation of a Case.....................................  2
  Policy Premium Payments and Values........................  2
  The Death Benefit.........................................  3
  Premium Features..........................................  4
  MONY America Variable Account L...........................  5
  Allocation Options........................................  5
  Transfer of Account Value.................................  5
  Policy Loans..............................................  5
  Full Surrender............................................  5
  Partial Surrender.........................................  5
  Right to Return Policy Period.............................  5
  Grace Period and Lapse....................................  6
  Charges and Deductions....................................  6
  Tax Treatment of Increases in Account Value...............  6
  Tax Treatment of Death Benefit............................  6
  Riders....................................................  6
  Contacting the Company....................................  6
Detailed Information About the Company And MONY America
  Variable Account L........................................  8
  MONY Life Insurance Company...............................  8
  Year 2000 Issue...........................................  8
  MONY America Variable Account L...........................  10
The Funds...................................................  14
  MONY Series Fund, Inc.....................................  14
  Enterprise Accumulation Trust.............................  15
  T. Rowe Price Equity Series, Inc..........................  16
  T. Rowe Price Fixed Income Series, Inc....................  16
  T. Rowe Price International Series, Inc...................  16
  Van Eck Worldwide Insurance Trust.........................  17
  Dreyfus Variable Investment Fund..........................  17
  Purchase of Portfolio Shares by MONY America Variable
     Account L..............................................  18
Detailed Information About The Policy.......................  19
  Application for a Policy..................................  19
  Right to Examine a Policy -- Right to Return Policy
     Period.................................................  21
  Premiums..................................................  21
  Choice of Definition of Life Insurance....................  22
  Guaranteed Death Benefit..................................  22
  Allocation of Net Premiums................................  23
  Death Benefits under the Policy...........................  23
  Death Benefit Options.....................................  24
  Changes in Death Benefit Amounts..........................  25
  Guaranteed Death Benefit Rider............................  27
  Other Optional Insurance Benefits.........................  28
  Benefits at Maturity......................................  29

                                                              PAGE
                                                              ----
  Policy Values.............................................  29
  Determination of Account Value............................  30
  Calculating Unit Values for Each Subaccount...............  31
  Transfer of Account Value.................................  32
  Right to Exchange Policy..................................  33
  Policy Loans..............................................  33
  Full Surrender............................................  34
  Partial Surrender.........................................  34
  Grace Period and Lapse....................................  35
Charges and Deductions......................................  37
  Deductions from Premiums..................................  38
  Daily Deduction From MONY America Variable Account L......  39
  Deductions from Account Value.............................  40
  Fees and Expenses of the Funds............................  41
  Guarantee of Certain Charges..............................  43
  Corporate Purchasers -- Reduction of Charges..............  44
Other Information...........................................  44
  Federal Income Tax Considerations.........................  44
  Charge for Company Income Taxes...........................  48
  Voting of Fund Shares.....................................  48
  Disregard of Voting Instructions..........................  49
  Report to Policy Owners...................................  49
  Substitution of Investments and Right to Change
     Operations.............................................  49
  Changes to Comply with Law................................  50
Performance Information.....................................  50
The Guaranteed Interest Account.............................  51
  General Description.......................................  51
  Limitations on Amounts in the Guaranteed Interest
     Account................................................  52
  Policy Charges............................................  52
  Transfers.................................................  52
  Surrenders and Policy Loans...............................  53
More About The Policy.......................................  53
  Ownership.................................................  53
  Beneficiary...............................................  53
  Notification and Claims Procedures........................  53
  Payments..................................................  54
  Payment Plan/Settlement Provisions........................  54
  Payment in Case of Suicide................................  54
  Assignment................................................  54
  Errors on the Application.................................  55
  Incontestability..........................................  55
  Policy Illustrations......................................  55
  Distribution of the Policy................................  55
  Policy Owner Services.....................................  56
More About The Company......................................  57
  Management................................................  57
  State Regulation..........................................  58

                                                              PAGE
                                                              ----
  Records and Accounts......................................  58
  Legal Proceedings.........................................  58
  Legal Matters.............................................  58
  Registration Statement....................................  58
  Independent Accountants...................................  59
  Financial Statements......................................  59
Index to Financial Statements...............................  F-1
  Appendix A................................................  A-1
  Appendix B................................................  B-1
  Appendix C................................................  C-1
  Appendix D................................................  D-1
  Appendix E................................................  E-1
  Appendix F................................................  F-1
  Appendix G................................................  G-1

                             SUMMARY OF THE POLICY

     This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus, will describe the part of the policy involving Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. BEFORE PURCHASING A POLICY, WE URGE YOU TO READ THE ENTIRE PROSPECTUS CAREFULLY.

IMPORTANT POLICY TERMS

     We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

     Outstanding Debt -- The unpaid balance of any loan which the policy owner requests on the policy. The unpaid balance includes accrued loan interest that is due and has not been paid by the policy owner.

     Loan Account -- An account to which amounts are transferred from the subaccounts of MONY America Variable Account L and the Guaranteed Interest Account as collateral for any loan the policy owner requests. We will credit interest to the Loan Account at a rate not less than 4.5%. The Loan Account is part of the Company's general account.

     Account Value -- The sum of the amounts under the policy held in each subaccount of MONY America Variable Account L, the Guaranteed Interest Account and the Loan Account.

     Cash Value -- The Account Value of the policy plus any refund of sales charge.

     Minimum Annual Premium -- The amount the Company determines is necessary to keep the policy in effect.

     Guaranteed Interest Account -- This account is part of the general account of the Company. The policy owner may allocate all or a part of the policy's net premium payments to this account. This account will credit the policy owner with a fixed interest rate (which will not be less than 4.0%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account,"
page    .)

     Specified Amount -- The minimum death benefit for as long as the policy remains in effect.

     Valuation Date -- Each day that the New York Stock Exchange is open for trading. It is also any other day on which there is sufficient trading in the securities owned by a portfolio of the Funds to materially affect the unit value of the corresponding subaccount of MONY America Variable Account L.

     Base Death Benefit -- Initially this is the Specified Amount for policies under death benefit Option 1, or the Specified Amount plus the Account Value for policies under death benefit Option 2.

     Target Death Benefit -- If a Term Insurance Rider is attached to the policy, the Target Death Benefit is the amount specified in the application for the policy, or as changed by the policy owner from time to time. The difference between the Target Death Benefit and the Base Death Benefit is equal to the Term Insurance Rider's benefit amount.

PURPOSE OF THE POLICY

     The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 95, a maturity benefit will be paid instead of a death benefit The policy provides a base death benefit equal to (a) its Specified Amount, or (b) its Specified Amount plus the Account Value. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Account Value and its death benefit, to grow based on investment results. In addition, the policy owner, chooses the amount and frequency of premium payments, within certain limits.

EXPLANATION OF A CASE

     Each policy must be a part of a case. A case is a grouping of one or more policies connected by a non-arbitrary factor. Examples of factors are individuals who share a common employment, business or other relationship. The sum of the premiums to be received by the Company in the first policy year for the policies representing the case must be at least $100,000. The Company at its sole discretion will determine what constitutes a case. A case may have one policy owner (e.g., a single entity that owns all the policies in the case) or as many policy owners as there are policies in the case.

POLICY PREMIUM PAYMENTS AND VALUES

     The Company receives the policy premium payments. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a sales charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

     The policy owner may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. The owner of the policy has the right to allocate net premium payments to someone else. The net premium payments the owner allocates among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts the owner selects. The death benefit may or may not increase or decrease depending on several factors including the death benefit option chosen. The death benefit will never decrease below the Specified Amount of your policy.

     Net premium payments allocated to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 4.0%.

     The value of the net premium payments allocated to MONY America Variable Account L and to the Guaranteed Interest Account are called the Account Value. There is no guarantee that the policy's Account Value and death benefit will increase. You bear the risk that the net premiums and Account Value allocated to MONY America Variable Account L may be worth more or less while the policy remains in effect.

     If the owner cancels the policy and returns it to the Company during the Right to Return Policy Period, premium payments will be returned to the owner by the Company. After the Right to Return Policy Period, the owner may cancel your policy by surrendering it to the Company. The Company will pay the owner the Account Value plus any applicable refund of sales charges less any Outstanding Debt. The Company will also deduct any amount the owner borrows from it from the amount it pays the owner. The Account Value plus any applicable refund of sales charge is called the Cash Value of the policy.

     Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Account Value and are described in further detail below.

     The policy remains in effect until the earliest of:

          - A grace period expires without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt.

          - Age 95.

          - Death of the insured.

          - Full surrender of the policy.

     Generally, the policy remains in effect only as long as the Account Value less Outstanding Debt is sufficient to pay all monthly deductions. However, a Guaranteed Death Benefit Rider is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy may remain in effect. The Guaranteed Death Benefit Rider requires the payment of an agreed upon amount of premiums and is discussed below.


CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------


                            DEDUCTIONS FROM PREMIUMS



-----------------------------------------------------------------------------------------------
     Sales Charge -- Deducted from premium up to    First 10 policy years -- 9%
                     the Target Premium             Ten policy years after an increase in
                                                    Specified Amount -- 9%
-----------------------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 0%-4% Federal -- 1.25%
-----------------------------------------------------------------------------------------------



              DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L

--------------------------------------------------------------------------------


     Mortality & Expense Risk Charge               First 10 policy years -- .60% of
     Annual Rate                                   subaccount value.
                                                   After the 10th policy year -- .45% of
                                                   subaccount value.
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                         DEDUCTIONS FROM ACCOUNT VALUE

--------------------------------------------------------------------------------


     Cost of Insurance Charge                      Current cost of insurance rate x net amount
                                                   at risk at the beginning of the policy
                                                   month
----------------------------------------------------------------------------------------------
     Administrative Charge (all                    $7.50
     policies) -- Monthly
     Medical Underwriting Charge (applicable       $5.00
     policies) -- Monthly
     Guaranteed Issue Underwriting Charge          $3.00
     (applicable policies) -- Monthly
----------------------------------------------------------------------------------------------
     Guaranteed Death Benefit Charge               $0.01 per $1,000 of policy Specified
     Monthly Charge for Death Benefit Rider (not   Amount. Please note that the Rider requires
     available in all states)                      that premiums on the policy itself be paid
                                                   in order to remain in effect.
----------------------------------------------------------------------------------------------
     Optional Insurance Benefits Charge --         As applicable.
     Monthly Deduction for any other optional
     insurance Benefits added by rider.
----------------------------------------------------------------------------------------------
     Transaction and Other Charges
     -- Partial Surrender Fee                      Lesser of $25 or 2% of the partial
                                                   surrender amount
     -- Transfer of Account Value (transfers       $50
     exceeding 12 in any policy year)
     -- Premium allocation changes (over two in    $25
     any policy year
     -- Reinstatement Fee                          $150
----------------------------------------------------------------------------------------------


THE DEATH BENEFIT

     The minimum Specified Amount is $100,000. However, the Specified Amount may be reduced to $50,000 if at least $50,000 is provided by a Term Insurance Rider added to the policy. The policy owner may elect one of two options to compute the amount of Base Death Benefit payable under the policy. The policy owner's selection may increase the death benefit.

     Option 1 -- The Base Death Benefit equals the greater of:

          (a) the Specified Amount plus the increase in the Account Value since the last monthly anniversary; or

          (b) the Cash Value multiplied by a death benefit percentage required by the Federal tax law definition of life insurance.

          If the policy owner chooses Option 1, favorable investment performance reduces the cost paid for the death benefit. This reduction will decrease the deduction from Account Value.

     Option 2 -- The Base Death Benefit equals the greater of:

          (a) The Specified Amount plus the Account Value; or

          (b) The Cash Value multiplied by a death benefit percentage required by the Federal tax law definition of life insurance.

          If the policy owner chooses Option 2, favorable investment performance will increase the Account Value of the policy. This in turn increases insurance coverage.

The Account Value used in these calculations is the Account Value as of the date of the insured's death.

     The policy owner may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death
Benefits Under the Policy," page   .

     When the policy owner applies for insurance, the policy owner can purchase the Guaranteed Death Benefit Rider. This rider provides a guarantee that the Specified Amount under the policy will remain in effect as long as:

          (a) The required premiums (reduced by any partial surrenders and applicable fees) have been paid; and

          (b) The Account Value exceeds Outstanding Debt.

     See "Guaranteed Death Benefit Rider," page   .

PREMIUM FEATURES

     The policy owner must pay an initial premium equal to at least one fourth of the Minimum Annual Premium. After that, subject to certain limitations, the policy owner may choose the amount and frequency of premium payments as the policy owner's financial situation and needs change.

     When the policy owner applies for a policy, the policy owner determines the level amount to pay at fixed intervals over a specified period of time. The policy owner elects to receive a premium notice on an annual, semiannual or quarterly basis. However, the policy owner may choose to skip or stop making premium payments. The policy continues in effect until the Account Value (less Outstanding Debt) can no longer cover:

          (1) The monthly deductions for the policy, and

          (2) Any optional insurance benefits added by rider.

     The amount, frequency and period of time over which the policy owner pays premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal
Income Tax Considerations," page   .

     The payment of premiums the policy owner specifies on the application will not guarantee that the policy will remain in effect. See "Grace Period and
Lapse," page   . If any premium would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or
(2) limit the premium payment, unless the policy owner provides satisfactory evidence of insurability.

MONY AMERICA VARIABLE ACCOUNT L

     MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L," on page
  .

ALLOCATION OPTIONS

     The policy owner may allocate premium payments and Account Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Account Values to purchase shares of a designated portfolio of the MONY Series Fund, Inc., the Enterprise Accumulation Trust, the
T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., the Dreyfus Variable Insurance Fund, the Dreyfus Stock Index Fund, and the Van Eck Worldwide Insurance Trust. The subaccounts available to the policy owner and the investment objectives of
each available subaccount are described in detail beginning on page   .

TRANSFER OF ACCOUNT VALUE

     The policy owner may transfer Account Value among the subaccounts. Subject to certain limitations, the policy owner may also transfer between the subaccounts and the Guaranteed Interest Account. See "Transfer of Account
Value," page   .

POLICY LOANS

     The policy owner may borrow up to 90% of the policy's Account Value (less
any Outstanding Debt) from the Company. See " Policy Loans," page   .

     The amount of Outstanding Debt is subtracted from the death benefit. The Outstanding Debt is repaid from the proceeds of a full surrender. See "Full
Surrender," page   . Outstanding Debt may also affect the continuation of the
policy. See "Grace Period and Lapse," page   . The Company charges interest on
policy loans. If the interest is not paid when due, the amount due will be added to the principal amount of the Outstanding Debt.

FULL SURRENDER

     The policy owner can surrender the policy during the insured's lifetime and receive the (a) Account Value, plus (b) any applicable refund of sales charge,
minus (c) any Outstanding Debt. See "Full Surrender," page   .

PARTIAL SURRENDER

     The policy owner may request a partial surrender if the Account Value less Outstanding Debt after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject the request and return it to the policy owner. A partial surrender will generally decrease the Target Death Benefit. See "Partial
Surrender," at page   .

     Partial surrenders must be for at least $500. A partial surrender fee of the lesser of $25 or 2% of the amount surrendered will be assessed against the remaining Account Value.

RIGHT TO RETURN POLICY PERIOD

     The policy owner has the right to examine the policy when it is received. The policy owner may return the policy for any reason and obtain a full refund of the premium paid if the policy is returned within 10 days (or longer in some states) after it is received. The policy owner may also return the policy within 45 days after the date the application for the policy is signed. During the Right to Return Policy Period, net premiums will be allocated to the Money Market subaccount which invests in the Money Market Portfolio of the Money Series Fund, Inc. See "Right to Examine a Policy -- Right to Return Policy
Period," page   .

GRACE PERIOD AND LAPSE

     The policy will remain in effect as long as:

          (1) The Account Value less Outstanding Debt is sufficient to pay the current monthly deduction; or

          (2) The policy owner requested the Guaranteed Death Benefit Rider and has met all the requirements of that rider.

     If the policy is about to terminate (or Lapse), we will give the policy owner notice that the policy owner must pay additional premiums. That notice will tell the policy owner the minimum amount that must be paid if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

     In addition, we calculate each month whether the policy owner has paid the premiums required by the Guaranteed Death Benefit Rider. See "Guaranteed Death
Benefits," page      . If the policy does not meet the test on that date, a
notice will be sent to the policy owner giving the policy owner 61 days from its date to make additional payments to the Rider. See "Grace Period and Lapse,"
page      .

CHARGES AND DEDUCTIONS

     The policy provides for the deduction of various charges, costs and expenses imposed by the policy provisions from the Account Value of the policy.
These deductions are summarized in the table on pages      .

TAX TREATMENT OF INCREASES IN ACCOUNT VALUE

     The federal income tax laws generally tie the taxation of Account Values to the policy owner's receipt of those Account Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. Information on the tax treatment of the
policy can be found under "Federal Income Tax Considerations," on page      .

TAX TREATMENT OF DEATH BENEFIT

     Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also, a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal Income Tax
Considerations," page      .

RIDERS

     Additional optional insurance benefits may be added to the policy by an addendum called a rider. There are two riders available with this policy.

     - Guaranteed Death Benefit Rider

     - Term Insurance Rider

CONTACTING THE COMPANY

     All written requests, notices and forms required by the policies and any questions or inquiries should be directed to the Company's Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

     The following chart may help you to understand how the policy works.

                       [HOW THE POLICY WORKS FLOW CHART]

                     DETAILED INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT L

MONY LIFE INSURANCE COMPANY

     MONY Life Insurance Company of America issues the policy. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in all 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands, and Puerto Rico. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1996.

     The Company is a wholly owned subsidiary of MONY Life Insurance Company ("MONY"). The principal office of the Company is located at 1740 Broadway, New York, New York 10019. MONY was founded in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization does not have any material effect on the Company, MONY AmericaVariable Account L, or the policies.

     At January 1, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was A-(Excellent). This rating is based upon an analysis of financial condition and operating performance through the end of 1996. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.

     The Company has a service agreement with MONY. MONY provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company's business. These services are provided on a cost reimbursement basis. The Company intends to administer the policies itself, utilizing the services provided by MONY and Andesa TPA, Inc. to meet its obligations under the policies.

     MONY Securities Corporation, a wholly owned subsidiary of the Company, is the principal underwriter for the policies.

YEAR 2000 ISSUE

     The Year 2000 issue is the result of widespread use of computer programs which use two digits (rather than four) to define a year. By use of a two-digit field, the industry avoided the greater cost of additional mainframe capacity. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a major system failure or in miscalculations.

  State of Readiness

     In 1996, the Company initiated a formal Year 2000 Project to resolve the Year 2000 issue. The scope of the Project was identified, and funding was established. In early 1997, the Company retained Command Systems, Inc., and Keane, Inc. to assist the Company in bringing the Company's computer and information systems into Year 2000 compliance. The Company's overall goal for information technology ("IT") related items is to have business-critical hardware and software compliant by December 31, 1998, with additional testing and enterprise end-to-end testing occurring in 1999. MONY has also retained Technology Resource Solutions to assist in the evaluation of Year 2000 issues affecting the Company's non-IT systems in facilities and equipment which may contain date logic in embedded chips. MONY's overall goal is to have all non-IT systems compliant by mid-1999.

     The scope of the Project includes:

     - ensuring the compliance of all applications, operating systems and hardware on mainframe, PC and LAN platforms;

     - ensuring the compliance of voice and data network software and hardware; addressing issues related to non-IT systems in buildings, facilities and equipment which may contain date logic in embedded chips; and

     - addressing the compliance of key vendors and other third parties.

          The phases of the Project are:

          (i) inventorying Year 2000 items and assigning priorities;

          (ii) assessing the Year 2000 compliance of items;

          (iii) remediating or replacing items that are determined not to be Year 2000 compliant;

          (iv) testing items for Year 2000 compliance; and

          (v) designing and implementing Year 2000 contingency and business continuity plans.

     To determine that all IT systems (whether internally developed or purchased) are Year 2000 compliant, each system is tested using a standard testing methodology which includes unit testing, baseline testing, and future date testing. Future date testing includes critical dates near the end of 1999 and into the year 2000, including leap year testing. For business-critical non-IT systems in buildings, facilities and equipment, approximately 50% had been remediated as of September 30, 1998.

     The inventory and assessment phases of the Project were completed prior to
mid 1998. At December 31, 1998, approximately      % of the Company's
application systems had been remediated, tested and re-implemented into
production. Approximately      % of the operating systems, systems software, and
hardware for mainframe, PC and LAN platforms were deemed compliant based on information supplied by vendors verbally, in writing, or on the vendor's
Internet site. Of the IT business critical items, approximately                %
were compliant and tested by December 31, 1998. Approximately      % of non-IT
business critical items had been remediated as of December 31, 1998. Ongoing testing for Year 2000 compliance will continue in 1999, and is expected to be completed by mid-1999.

     As part of the Project, significant service providers, vendors, suppliers, and other third parties that are believed to be critical to business operations after January 1, 2000, have been identified and steps are being undertaken in an attempt to reasonably ascertain their stage of Year 2000 readiness through questionnaires, interviews, on-site visits, and other available means.

  Costs

     The estimated total cost of the Year 2000 Project is approximately $26.0 million. The total amount expended on the Project through December 31, 1998 was
$          million which includes $          million for external vendor costs,
and $          million for internal costs. The estimated future cost of
completing the Year 2000 Project is estimated to be approximately $
million, which includes $          million for external vendor costs, and
$          million for internal costs. These amounts include costs associated with the current development of contingency plans.

  Risks

     The Company believes that completed and planned modifications and conversions of its internal systems and equipment will allow it to be Year 2000 compliant in a timely manner. There can be no assurance, however, that the Company's internal systems or equipment or those third parties on which the Company relies will be Year 2000 compliant in a timely manner or that the Company's or third parties' contingency plans will mitigate the effects of any noncompliance. The failure of the systems or equipment of the Company or third parties (which the Company believes is the most reasonable likely worst case scenario) could affect the distribution and sale of life insurance, annuity and investment products and could have a material effect on the Company's financial position and results of operations.

  Contingency Plans

     The Company has retained outside consultants to assist in the development of Business Continuity Plans, which includes identification of third party service providers, information systems, equipment, facilities, and other items which are mission critical to the operation of the business. In conjunction with this effort, the Company is developing a Year 2000 Contingency Plan to address failures due to the Year 2000 problem of third parties and other items, which are critical to the ongoing operation of the business. The Contingency Plan includes the performance of alternate processing as well as consideration for changing third party service providers, vendors, and suppliers if necessary. The scheduled date for completion of the Contingency Plan is mid 1999. The Company believes that due to the pervasive nature of potential Year 2000 issues, the contingency planning process is an ongoing one that will require further modifications as the Company obtains additional information regarding the status of third party Year 2000 readiness.

     MONY Series Fund and the Accumulation Trust have reviewed their investment advisers and other suppliers of services with respect to the Year 2000 issue. MONY Series Fund and the Accumulation Trust prospectuses, which are included in the Prospectus Portfolio, contain the results of these reviews. See MONY Series
Fund prospectus at page                . Accumulation Trust prospectus at page
               .

MONY AMERICA VARIABLE ACCOUNT L

     MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and cash values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

     The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

     Account Values allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.

     MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY America Variable Account L.

     MONY America Variable Account L is divided into subdivisions called subaccounts. There are currently twenty-one subaccounts available to you. Each subaccount invests exclusively in shares of a designated portfolio of MONY Series Fund, Inc., Enterprise Accumulation Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., the Dreyfus Variable Insurance Fund, the Dreyfus Stock Index Fund, and the Van Eck Worldwide Insurance Trust (collectively called the "Funds"). For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts within MONY America Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts are available to you.

     The following table lists the subaccounts of MONY America Variable Account L that are available to you, their respective investment objectives, and which Fund portfolio shares are purchased:

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   THE MONEY MARKET SUBACCOUNT                   Maximum current income consistent with
                                                 preservation of capital and maintenance of
   This subaccount purchases shares of the       liquidity. Attempts to achieve objective
   MONY Series Fund, Inc Money Market            by investing in money market instruments.
   Portfolio.
   --------------------------------------------------------------------------------------------

   THE GOVERNMENT SECURITIES SUBACCOUNT          Maximum current income over the
                                                 intermediate term consistent with the
   This subaccount purchases shares of the       preservation of capital. Attempts to
   MONY Series Fund, Inc. Government             achieve objective through investment in
   Securities Portfolio.                         highly-rated debt securities, U.S.
                                                 government obligations, and money market
                                                 instruments, with a dollar weighted
                                                 average life of up to ten years at the
                                                 time of purchase.
   --------------------------------------------------------------------------------------------

   THE INTERMEDIATE TERM BOND SUBACCOUNT         Maximize income over the intermediate term
                                                 consistent with the preservation of
   This subaccount purchases shares of the       capital. Seeks to achieve objective by
   MONY Series Fund, Inc. Intermediate Term      investing in highly rated debt securities,
   Bond Portfolio.                               U.S. Government obligations, and money
                                                 market instruments, together having a
                                                 dollar-weighted average life of between 4
                                                 and 8 years.
   --------------------------------------------------------------------------------------------

   THE LONG TERM BOND SUBACCOUNT                 Maximize income over the longer term
                                                 consistent with preservation of capital.
   This subaccount purchases shares of the       Seeks to achieve objective by investing in
   MONY Series Fund, Inc. Long Term Bond         highly-rated debt securities, U.S.
   Portfolio.                                    Government obligations, and money market
                                                 instruments, together having a
                                                 dollar-weighted average life of more than
                                                 8 years.
   --------------------------------------------------------------------------------------------

   THE EQUITY SUBACCOUNT                         Long-term capital appreciation. Seeks to
                                                 achieve this objective by investing in a
   This subaccount purchases shares of the       diversified portfolio of primarily equity
   Enterprise Accumulation Trust Equity          securities selected on the basis of a
   Portfolio.                                    value-oriented approach to investing.
   --------------------------------------------------------------------------------------------

   THE MANAGED SUBACCOUNT                        Provide growth of capital over time. Seeks
                                                 to achieve investment objective by
   This subaccount purchases shares of the       investing in a portfolio consisting of
   Enterprise Accumulation Trust Managed         common stocks, bonds and cash equivalents,
   Portfolio.                                    the percentage of which vary over time
                                                 based on the investment manager's
                                                 assessment of the relative investment
                                                 values.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   THE SMALL COMPANY VALUE SUBACCOUNT            Capital appreciation. Pursues its
                                                 investment objective by investing in a
   This subaccount purchases shares of the       diversified portfolio of primarily equity
   Enterprise Accumulation Trust Small           securities of companies with market
   Company Value Portfolio.                      capitalization of under $1 billion.
   --------------------------------------------------------------------------------------------

   THE INTERNATIONAL GROWTH SUBACCOUNT           Capital appreciation. Pursues its
                                                 investment objective primarily through a
   This subaccount purchases shares of the       diversified portfolio of non-United States
   Enterprise Accumulation Trust                 equity securities.
   International Growth Portfolio.
   --------------------------------------------------------------------------------------------

   THE HIGH YIELD BOND SUBACCOUNT                Maximum current income. Seeks meet its
                                                 investment objective primarily by
   This subaccount purchases shares of the       investing in debt securities that are
   Enterprise Accumulation Trust High Yield      rated Ba or lower by Moody's Investors
   Bond Portfolio.                               Service, Inc. or BB or lower by Standard &
                                                 Poor's Corporation. These lower rated
                                                 bonds are commonly referred to as "Junk
                                                 Bonds." Bonds of this type are considered
                                                 to be speculative with regard to the
                                                 payment of interest and return of
                                                 principal. Investment in these types of
                                                 securities has special risks and
                                                 therefore, may not be suitable for all
                                                 investors. Investors should carefully
                                                 assess the risks associated with
                                                 allocating premium payments to this
                                                 subaccount.
   --------------------------------------------------------------------------------------------

   THE PRIME RESERVE SUBACCOUNT                  Preservation of capital, liquidity, and
                                                 the highest possible income consistent
   This subaccount purchases shares of the T.    with theses goals.
   Rowe Price Fixed Income Series, Inc. Prime
   Reserve Portfolio.
   --------------------------------------------------------------------------------------------

   THE LIMITED TERM BOND SUBACCOUNT              To provide a high level of income
                                                 consistent with moderate fluctuation in
   This subaccount purchases shares of the T.    principal value.
   Rowe Price Fixed Income Series, Inc.
   Limited-Term Bond Portfolio.
   --------------------------------------------------------------------------------------------

   THE WORLDWIDE BOND SUBACCOUNT                 Seeks high total return through a flexible
                                                 policy of investing globally, primarily in
   This subaccount purchases shares of the       debt securities.
   Van Eck Worldwide Insurance Trust
   Worldwide Bond Fund.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   THE STOCK INDEX SUBACCOUNT                    Provide investment results that correspond
                                                 to the price and yield performance of
   This subaccount purchases shares of the       publically traded common stocks in the
   Dreyfus Stock Index Fund.                     aggregate, as represented by the Standard
                                                 and Poor's 500 Composite Stock Price
                                                 Index.
   --------------------------------------------------------------------------------------------

   THE EQUITY INCOME SUBACCOUNT                  To provide substantial dividend income and
                                                 also long-term capital appreciation.
   This subaccount purchases shares of the T.
   Rowe Price Equity Series, Inc. Equity
   Income Portfolio.
   --------------------------------------------------------------------------------------------

   THE CAPITAL APPRECIATION SUBACCOUNT           To provide long-term capital growth
                                                 consistent with the preservation of
   This subaccount purchases shares of the       capital; current income is a secondary
   Dreyfus Variable Investment Fund Capital      objective.
   Appreciation Portfolio.
   --------------------------------------------------------------------------------------------

   THE PERSONAL STRATEGY BALANCED SUBACCOUNT     The highest total return over time
                                                 consistent with an emphasis on capital
   This subaccount purchases shares of the T.    appreciation and income.
   Rowe Price Equity Series, Inc. Personal
   Strategy Balanced Portfolio.
   --------------------------------------------------------------------------------------------

   THE NEW AMERICA GROWTH SUBACCOUNT             To provide long-term capital growth by
                                                 investing primarily in common stocks of
   This subaccount purchases shares of the T.    U.S. growth companies operating in service
   Rowe Price Equity Series, Inc. New America    industries.
   Growth Portfolio.
   --------------------------------------------------------------------------------------------

   THE SMALL COMPANY STOCK SUBACCOUNT            To provide investment results that are
                                                 greater than the total return performance
   This subaccount purchases shares of the       of publically- traded common stocks in the
   Dreyfus Investment Fund Small Company         aggregate, as represented by the Russell
   Stock Portfolio.                              2500 Index.
   --------------------------------------------------------------------------------------------

   THE INTERNATIONAL STOCK SUBACCOUNT            Capital appreciation through investment
                                                 primarily in established companies based
   This subaccount purchases shares of the T.    outside the United States.
   Rowe Price International Series, Inc.
   International Stock Portfolio.
   --------------------------------------------------------------------------------------------

   THE WORLDWIDE EMERGING MARKETS SUBACCOUNT     Seeks long-term capital appreciation by
                                                 investing primarily in equity securities
   This subaccount purchases shares of the       in emerging markets around the world.
   Van Eck Worldwide Insurance Trust
   Worldwide Emerging Markets Fund.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   THE WORLDWIDE HARD ASSETS SUBACCOUNT          Seeks long-term capital appreciation by
                                                 investing primarily in "Hard Asset
   This subaccount purchases shares of the       Securities."
   Van Eck Worldwide Insurance Trust
   Worldwide Hard Assets Fund (formerly, Gold
   and Natural Resources Fund).
   ----------------------------------------------------------------------------------------

                                   THE FUNDS

     The Funds are diversified, open-end management investment companies of the series type. The Funds are registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise the investments or investment policy of the Funds.

MONY SERIES FUND, INC.

     Only shares of four of the seven portfolios of the MONY Series Fund, Inc. can be purchased by a subaccount available to the policy owner. Each of the portfolios has different investment objectives and policies. The Company is a registered investment adviser under the Investment Advisers Act of 1940. The Company, as investment adviser, has paid all expenses associated with organizing the MONY Series Fund, Inc. when it was organized in 1985. Those expenses also included the costs of the initial registration of its securities. The Company, as investment adviser, currently pays the compensation of the Fund's directors, officers and employees who are affiliated in some way with the Company. The MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as investment adviser, The Company has entered into a Services Agreement with MONY to provide personnel, equipment, facilities and other services. As the investment adviser to the MONY Series Fund, Inc., the Company receives a daily investment advisory fee for each portfolio (See chart below). Fees are deducted daily and paid to the Company monthly.

--------------------------------------------------------------------------------------------
      PORTFOLIO AND INVESTMENT ADVISER                    INVESTMENT ADVISORY FEE
      --------------------------------                    -----------------------
--------------------------------------------------------------------------------------------
  GOVERNMENT SECURITIES PORTFOLIO               Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% in excess of $800 million of the
  the Investment Adviser.                       portfolio's aggregate average daily net
                                                assets
--------------------------------------------------------------------------------------------

  LONG TERM BOND PORTFOLIO                      Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% in excess of $800 million of the
  the Investment Adviser.                       portfolio's aggregate average daily net
                                                assets
--------------------------------------------------------------------------------------------

  INTERMEDIATE TERM BOND PORTFOLIO              Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% in excess of $800 million of the
  the Investment Adviser.                       portfolio's aggregate average daily net
                                                assets
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
      PORTFOLIO AND INVESTMENT ADVISER                    INVESTMENT ADVISORY FEE
      --------------------------------                    -----------------------
--------------------------------------------------------------------------------------------
  MONEY MARKET PORTFOLIO                        Annual rate of 0.40% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% of assets in excess of $800 million of
  the Investment Adviser.                       the portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

ENTERPRISE ACCUMULATION TRUST

     Enterprise Accumulation Trust has ten portfolios, five of which are currently available to be purchased by subaccounts available to the policy owner. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of the Company, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information on the sub-advisers for each
portfolio, see page      . Enterprise Accumulation Trust pays an investment
advisory fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise Capital on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the chart below.

------------------------------------------------------------------------------------------------------
PORTFOLIO AND INVESTMENT SUB-ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------     ----------------------        --------------------------
------------------------------------------------------------------------------------------------------
  EQUITY PORTFOLIO                    Annual rate of 0.80% of the     Annual rate of 0.40% up to
                                      first $400 million, 0.75% of    $1 billion, and 0.30% in
  OpCap Advisors is the sub-          the next $400 million and       excess of $1 billion of the
  investment adviser.                 0.70% in excess of $800         portfolio's aggregate
                                      million of the aggregate        average daily net assets.
                                      average daily net assets.
------------------------------------------------------------------------------------------------------

  MANAGED PORTFOLIO                   Annual rate of 0.80% of the     Annual rate of 0.40% up to
                                      first $400 million, 0.75% of    $1 billion, 0.30% in excess
  OpCap Advisors is the sub-          the next $400 million and       of $1 billion, and 0.25% in
  investment adviser.                 0.70% in excess of $800         excess of $2 billion of the
                                      million of the aggregate        portfolio's aggregate
                                      average daily net assets.       average daily net assets.
------------------------------------------------------------------------------------------------------

  SMALL COMPANY VALUE PORTFOLIO       Annual rate of 0.75% of the     Annual rate of 0.40% of the
                                      aggregate average daily net     first $1 billion and 0.30%
  Gabelli Asset Management, Inc. is   assets.                         in excess of $1 billion of
  the sub-investment adviser.                                         the portfolio's aggregate
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------

  INTERNATIONAL GROWTH PORTFOLIO      Annual rate of 0.85% of the     Annual rate of 0.45% of the
                                      aggregate average daily net     first $100 million of the
  Brinson Partners, Inc. is the       assets.                         portfolio's aggregate
  sub-investment adviser.                                             average daily net assets
                                                                      (fee declines as assets
                                                                      exceed $100 million).
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
PORTFOLIO AND INVESTMENT SUB-ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------     ----------------------        --------------------------
------------------------------------------------------------------------------------------------------
  HIGH YIELD BOND PORTFOLIO           Annual rate of 0.60% of the     Annual rate of 0.30% of the
                                      aggregate average daily net     first $100 million and 0.25%
  Caywood-Scholl Capital Corporation  assets.                         in excess of $100 million of
  is the sub-investment adviser.                                      the portfolio's aggregate
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC.
T. ROWE PRICE FIXED INCOME SERIES, INC.

     T. Rowe Price Equity Series, Inc. has four portfolios of which the shares of only three portfolios can be purchased by subaccounts available to the policy owner. T. Rowe Price Fixed Income Series, Inc. has two portfolios, the shares of which can be purchased by subaccounts available to the policy owner. T. Rowe Price Associates, Inc. acts as the investment manager of T. Rowe Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. Fees are deducted daily and paid to T. Rowe Price Associates, Inc. on a monthly basis. The daily investment advisory fees for each portfolio are shown in the table below.

   ------------------------------------------------------------------------------------------
                    PORTFOLIO                               INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------
   T. Rowe Price Equity Series, Inc.              Annual rate of 0.85% of the portfolio's
   Equity Income Portfolio                        aggregate average daily net assets.
   ------------------------------------------------------------------------------------------
   T. Rowe Price Equity Series, Inc.              Annual rate of 0.85% of the portfolio's
   New American Growth Portfolio                  aggregate average daily net assets.
   ------------------------------------------------------------------------------------------
   T. Rowe Price Equity Series Inc.               Annual rate of 0.90% of the portfolio's
   Personal Strategy Balanced Portfolio           aggregate average daily net assets.
   ------------------------------------------------------------------------------------------
   T. Rowe Price Fixed Income Series, Inc.        Annual rate of 0.70% of the portfolio's
   Limited Term Bond Portfolio                    aggregate average daily net assets.
   ------------------------------------------------------------------------------------------
   T. Rowe Price Fixed Income Series, Inc.        Annual rate of 0.55% of the portfolio's
   Prime Reserve Portfolio                        aggregate average daily net assets.
   ------------------------------------------------------------------------------------------

T. ROWE PRICE INTERNATIONAL SERIES, INC.

     The International Stock Portfolio and the Limited Term Bond Portfolio of T. Rowe Price International Series, Inc. can be purchased by subaccounts available to the policy owner. Rowe Price-Fleming International, Inc. acts as the investment manager of T. Rowe Equity International Series, Inc. Fees are deducted daily and paid to T. Rowe Price Associates, Inc. on a monthly basis. The daily investment advisory fees for each portfolio are shown in the table below.

   ------------------------------------------------------------------------------------------
                    PORTFOLIO                               INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------
   International Stock Portfolio                  Annual rate of 1.05% of the portfolio's
                                                  aggregate average daily net assets.
   ------------------------------------------------------------------------------------------
   Limited Term Bond Portfolio                    Annual rate of 1.05% of the portfolio's
                                                  aggregate average daily net assets.
   ------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust has five portfolios, three of which are currently available to be purchased by subaccounts available to the policy owner. Van Eck Associates Corporation, is the investment manager of Worldwide Insurance Trust. Van Eck Associates Corporation contracts with sub-investment advisers to assist in managing the portfolios. Van Eck Worldwide Insurance Trust pays an investment advisory fee to Van Eck Associates Corporation which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Van Eck Associates Corporation on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the chart below.

   ------------------------------------------------------------------------------------------------------
   PORTFOLIO AND INVESTMENT SUB-ADVISER      INVESTMENT ADVISER FEE       SUB-INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   WORLDWIDE BOND FUND                     Annual rate of 1.00% of the    Not applicable
                                           first $500 million, .90% of
   None                                    the next $250 million, and
                                           .79% in excess of $750
                                           million of the portfolio's
                                           aggregate average daily net
                                           assets.
   ------------------------------------------------------------------------------------------------------

   WORLDWIDE HARD ASSETS FUND              Annual rate of 1.00% of the    Not applicable
                                           first $500 million, .90% of
   None                                    the next $250 million, and
                                           .79% in excess of $750
                                           million of the portfolio's
                                           aggregate average daily net
                                           assets.
   ------------------------------------------------------------------------------------------------------

   WORLDWIDE EMERGING ASSETS FUND          Annual rate of 1.00% of the    Annual rate of .50% of the
                                           portfolio's aggregate          portfolio's aggregate
   Peregrine Asset Management (Hong        average daily net assets.      average daily net assets.
   Kong)
   ------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND

     Dreyfus Variable Investment Fund has thirteen portfolios, two of which are currently available to be purchased by subaccounts available to the policy owner. The Dreyfus Corporation, is the investment adviser of the Dreyfus Variable Investment Fund. The Dreyfus Corporation contracts with sub-investment advisers to assist in managing the portfolios. Dreyfus Variable Investment Fund pays an investment advisory fee to the Dreyfus Corporation which in turn pays the sub-investment advisers. Fees are deducted daily and paid to the Dreyfus Corporation on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the chart below.

   ------------------------------------------------------------------------------------------------------
   PORTFOLIO AND INVESTMENT SUB-ADVISER      INVESTMENT ADVISER FEE       SUB-INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   CAPITAL APPRECIATION PORTFOLIO          Annual rate of 0.55% of the    Not applicable
                                           first $150 million, 0.50%
   None                                    of the next $150 million,
                                           and 0.375% in excess of
                                           $300 million of the
                                           portfolio's aggregate
                                           average daily net assets.
   ------------------------------------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------------------
   PORTFOLIO AND INVESTMENT SUB-ADVISER      INVESTMENT ADVISER FEE       SUB-INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   SMALL COMPANY STOCK PORTFOLIO           Annual rate of 0.75% of the    Annual rate of 0.20% of the
                                           portfolio's aggregate          first $150 million, 0.25%
   Fayez Sarofim & Co.                     average daily net assets.      of the next $150 million,
                                                                          and 0.375% in excess of
                                                                          $300 million of the
                                                                          portfolio's aggregate
                                                                          average daily net assets.
   ------------------------------------------------------------------------------------------------------

     The investment objectives of each portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the affected portfolio. For each of the Funds this means the lesser of
(1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented or (2) more than 50% of the outstanding portfolio shares.

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT L

     The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.

     Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies and variable annuity policies. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

     The investment objectives of each portfolio are substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. A summary of the investment objective of each of the subaccounts
available to you is found in the table on page   . No portfolio can assure you
that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.

        THE FUNDS' PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE
                        READ CAREFULLY BEFORE INVESTING

                     DETAILED INFORMATION ABOUT THE POLICY

     The Account Value in MONY America Variable Account L and the Guaranteed Interest Account provide many of the benefits of the policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Account Value.

APPLICATION FOR A POLICY

     The policy design meets the needs of individuals and corporations that wish to purchase life insurance benefits on the lives of key employees. The policy may be sold together with other related policies forming a case. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corporation ("MSC"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law and by MSC. A policy can be issued on the life of an insured not less than 18 and up to and including 80 with evidence of insurability that satisfies the Company. The age of the insured is the age on his or her birthday nearest the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

     The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount you may apply for is $100,000. The Specified Amount may be reduced to $50,000 if at least $50,000 amount of Term Insurance Rider is added to the policy. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount and Target Death Benefit at issue for subsequently issued policies.

     Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.

  Temporary Insurance Coverage

     If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend upon your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least 25% of one Minimum Annual Premium for the Policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. See
"Premium Flexibility," page   .

     Coverage under the Temporary Insurance Agreement ends on the earliest of:

     - the Policy Release Date, if the policy is issued as applied for;

     - the 15th day after the Policy Release Date or the date the policy takes effect., if the policy is issued other than as applied for,

     - no later than 90 days from the date the Temporary Insurance Agreement is signed;

     - the 45th day after the form is signed if you have not finished the last required medical exam;

     - 5 days after the Company sends notice to you that it declines to issue any policy: and

     - the date you tell the Company that the policy will be refused:

     If the insured dies during the period of temporary coverage, the death benefit will be:

        (1) The insurance coverage applied for (including any optional riders) up to $500,000,

            less

          (2) The deductions from premium and the monthly deduction due prior to the date of death.

     Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 4.0 % per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of:

     (1) The date you tell the Company that the policy will be refused. Your refusal must be

          (a) at or before the Policy Release Date, or

          (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date; or

     (2) The date the Company sends notice to you declining to issue any policy.

  Initial Premium Payment

     Once the application is approved and the policy owner is issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payment specified in your policy must be paid in full when your policy is delivered. Your policy is effective the later of (1) acceptance and payment of the scheduled premium payment, or (2) the policy date requested in the application. If you do not request a policy date or if the policy date you request is earlier than the Policy Release Date, any premium balance remitted by you will be transferred to the Money Market Subaccount until the Right to Return Policy Period has ended. The amount transferred would include amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, premium will be held in the general account until the policy date. On the Policy Date, premiums will be transferred to the Money Market Subaccount until the Right to Return Policy Period ends. When the Right to Return Policy Period ends, the premium, plus any interest credited by the Company, is allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right
Examine a Policy -- Right to Return Policy Period," page   .)

  Policy Date

     The Company may approve the backdating of a policy. However, the policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be advantageous if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.

  Risk Classification

     Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of any proposed insured that does not meet the Company's guaranteed issue standards. The Company may use guaranteed issue underwriting when it is considered appropriate.

RIGHT TO EXAMINE A POLICY -- RIGHT TO RETURN POLICY PERIOD

     The Right to Return Policy Period follows the application for a policy and its issuance to the policy owner. The period runs to the lastest of:

          (a) 45 days after Part I of the application is signed, or

          (b) 10 days (or longer in certain states) after the policy owner receives the policy, or

          (c) 10 days after the Company mails or personally delivers a notice of withdrawal right to the policy owner.

     During this period, the policy owner may cancel the policy and receive a refund of the full amount of the premium paid.

PREMIUMS

     The policy is a flexible premium policy. The policy provides considerable flexibility to the policy owner to determine the amount and frequency of premium payments.

  Case Premiums

     Generally, to issue a policy, the Company requires the premiums for the first policy year for the policy or policies representing a case to equal or exceed $100,000. The Company may, in its sole discretion, allow a reduced minimum case premium where the Company's rules for exceptions are met.

  Premium Flexibility

     The Company requires you to pay an amount equal to at least one fourth of the Minimum Annual Premium to put the policy in effect. If the policy owner wants to pay premiums less often than annually, the premium required to put the policy in effect is equal to the lesser of:

          (a) The Minimum Annual Premium divided by the frequency of the scheduled premium payments, or

          (b) 25% of the Minimum Annual Premium.

     This Minimum Annual Premium will be based upon:

     1) The policy's Specified Amount,

     2) Any riders added to the policy, and

     3) The insured's

          a) Age,

          b) Smoking status,

          c) Gender (unless unisex cost of insurance rates apply, see "Cost of Insurance," page ), and

          d) Underwriting class.

     The Minimum Annual Premium will be shown in the policy. Thereafter, subject to the limitations described below, the policy owner may choose the amount and frequency of premium payments to reflect varying financial conditions.

  Scheduled Premiums

     When applying for a policy, a policy owner determines a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. Each policy owner will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at the policy owner's option. After the Minimum Annual

Premium has been paid, the minimum scheduled premium for any policy is $100. Although reminder notices will be sent, the policy owner may not be required to pay scheduled premium payments.

     Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace Period and Lapse" in the Summary and
on page   .)

CHOICE OF DEFINITION OF LIFE INSURANCE

     When applying for the policy, the policy owner will choose one of two tests to apply to the policy for compliance with the Federal tax law definition of life insurance. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Test. The Death Benefit Percentage applied to the policy varies according to the definition of life insurance chosen. See "Federal
Income Tax Considerations -- Definition of Life Insurance," on page   .

GUARANTEED DEATH BENEFIT

     Generally, the policy remains in effect so long as the Account Value less Outstanding Debt is sufficient to pay the charges that maintain the policy. The charges that maintain the policy are deducted monthly from the Account Value. The Account Value of the policy is affected by:

     (1) The investment experience of any amounts in the subaccounts of MONY America variable Account L.

     (2) The interest earned in the Guaranteed Interest Account, and

     (3) The deduction from Account Value of the various charges, costs, and expenses imposed by the policy provisions.

     This in turn affects the length of time the policy remains in effect without the payment of additional premiums. See "Grace Period and Lapse," page
  .

     When the policy owner applies for a policy, the policy owner will be able to choose the Guaranteed Death Benefit Rider. The Rider may extend the period that the Specified Amount of the policy and certain other rider coverages will remain in effect if the subaccounts suffer adverse investment experience. See
"Guaranteed Death Benefit Rider," page   .

  Modified Endowment Contracts

     The amount, frequency and period of time over which the policy owner pays premiums may affect whether the policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when the policy owner takes certain pre-death distributions from the policy. See "Federal Income Tax
Considerations -- Modified Endowment Contracts," page   .

  Unscheduled Premium Payments

     Generally, the policy owner may make premium payments at any time and in any amount as long as each payment is at least $250. However, if the premium payment the policy owner wishes to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit equals a policy owner's cash value multiplied by a death benefit percentage as a result of the Federal income tax law definition of life insurance. See "Death Benefits Under
the Policy," page                and "Federal Income Tax
Considerations -- Definition of Life Insurance," page   . However, such a
premium may be accepted if satisfactory evidence of insurability is provided. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to the policy owner if it would exceed the maximum premium limitations prescribed by the Federal income tax law definition of life insurance.

     Payments the policy owner sends to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless the policy owner requests otherwise. If the policy owner requests that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to the Account Value. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy

     If the policy owner skips or stops paying premiums, the policy will continue in effect until the Account Value less any Outstanding Debt can no longer cover (1) the monthly deductions from the Account Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See
"Grace Period and Lapse." page   .

     The policy owner's Specified Amount is guaranteed to remain in effect as long as a Guaranteed Death Benefit Rider is in effect. See "Guaranteed Death
Benefit Rider," on page                .

ALLOCATION OF NET PREMIUMS

     Net premiums may be allocated to any number of the twenty-one available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 10% of a net premium. Allocation percentages must sum to 100%.

     You may change the allocation of net premiums at any time by submitting a proper written request to our Customer Service Center at 1 MONY Plaza, Syracuse, New York, 13202. The revised allocation percentages will be effective within seven days from receipt of notification.

     Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 10% limit on allocation percentages does not apply.

DEATH BENEFITS UNDER THE POLICY

     When the policy is issued, the Company will determine the initial amount of insurance based on the instructions provided in the application. The death benefit consists of a "Specified Amount" of insurance coverage and, if desired, an additional amount of insurance coverage which is added by Term Insurance Rider. The amount of the Term Insurance Rider is defined by the Target Death Benefit. The Specified Amount is level until the Maturity Date unless changed by the policy owner. The Target Death Benefit can be scheduled at issue in level, increasing or decreasing amounts over the lifetime of the insured. The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount is $100,000, although the Specified Amount may be reduced to $50,000 if at least $50,000 of Term Insurance Rider is added to the Policy. The Target Death Benefit and the Specified Amount will be shown on the specifications page of the policy.

     As described below, over time the Base Death Benefit may vary from the Specified Amount. This may result from:

          (1) The operation of a death benefit Option,

          (2) Increases to comply with the Federal income tax law definition of life insurance,

          (3) Changes in the death benefit Option, or

          (4) Increases or decreases requested by the policy owner.

     The Term Insurance Rider provides term insurance coverage which adjusts automatically to equal the difference between the Target Death Benefit and the Base Death Benefit. The Term Insurance Rider does not have a separate premium; the cost is included in the monthly deductions discussed below. See "Term Insurance Rider," page 27.

     As long as the Policy remains in effect, the Company will, upon proof of the death of an Insured, pay the death benefit proceeds to the named beneficiary. Death benefit proceeds will consist of:

          (1) The Base Death Benefit under the policy, plus

          (2) Any amount provided by the Term Insurance Rider, less

          (3) Any Outstanding Debt (and, if in the Grace Period, further reduced by any overdue charges).

     Death benefit proceeds may be paid to a Beneficiary in a lump sum or under a payment plan offered under the Policy. The Policy should be consulted for details.

DEATH BENEFIT OPTIONS

     Each policy owner may select one of two death benefit Options: Option 1 or Option 2. Generally, the policy owner designates the death benefit option in the application. If no option is designated, the Company assumes Option 2 has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as the policy is in effect, the death benefit under either option will never be less than the Specified Amount of the policy.

     Option 1 -- The Base Death Benefit equals the greater of:

          (a) The Specified Amount plus any increase in Account Value since the last monthly anniversary , or

          (b) The Cash Value multiplied by a death benefit percentage.

          The death benefit percentages vary according to the age of the insured and will be at least equal to the percentage defined in the Internal Revenue Code. The Internal Revenue Code addresses the definition of a life insurance policy for tax purposes. See "Federal Income Tax Considerations -
     Definition of Life Insurance," page                . The death benefit
     percentage is 250% for insureds 40 or under, and it declines for older insureds. A table showing the death benefit percentages is in Appendix to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Account Value, and not in increasing insurance coverage, you should choose Option 1.

     Option 2 -- The death benefit equals the greater of:

          (a) The Specified Amount of the policy, plus the Account Value , or

          (b) The Cash Value multiplied by a death benefit percentage.

          The Account Value used in these calculations is determined as of the date of the insured's death. The death benefit percentage is the same as
     that used for Option 1 and is stated in Appendix   . The death benefit in
     Option 2 will always vary as Account Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.

     In addition, the policy owner has the option at issue to select an alternate Death Benefit Percentage. The alternate Death Benefit Percentage may produce a higher Base Death Benefit amount beginning the later of the Insured's age 55 or 10 years following policy issue. This alternate Death Benefit Percentage grades back to the Federal income tax law Death Benefit Percentage at the Maturity Date. Use of the alternate Death Benefit Percentage results in a higher ratio of Base Death Benefit to Account Value than that resulting from the use of the IRS' Death Benefit Percentage beginning the later of the Insured's age 55 or 10 years following Policy issue. This higher percentage then gradually reduces until, by the Maturity Date, it is equal to the ratio produced by the use of the IRS' Death Benefit Percentage. Although use of the alternate Death Benefit Percentage results in a higher Base Death Benefit than the IRS' Death Benefit Percentage, this higher Base Death Benefit results in higher cost of insurance charges which has the effect of reducing the Account Value and consequently future Base Death Benefits. The election of the alternate Death Benefit Percentage may be eliminated at any time; once eliminated, it cannot be reinstated. (See Appendix B, E, and F for alternate death benefit percentages.)

  Changes in Death Benefit Option

     The policy owner may request that the death benefit option under your policy be changed from Option 1 to Option 2, or Option 2 to Option 1. The policy owner may make a change by sending a written request to the Company's administrative office. A change from Option 2 to Option 1 is made without providing evidence of insurability. A change from Option 1 to Option 2 will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary after the change is accepted by the Company.

     If you change from Option 1 to Option 2 your policy's Specified Amount is reduced by the amount of the policy's Account Value at the date of the change. This maintains the Base Death Benefit payable under Option 2 at the amount that would have been payable under Option 1 immediately prior to the change. The total Base Death Benefit will not change immediately. The change to Option 2 will affect the determination of the Base Death Benefit from that point on. As of the date of the change, the Account Value will be added to the new Specified Amount. The death benefit will then vary with the Account Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

     If you change from Option 2 to Option 1, the Specified Amount of the policy will be increased by the amount of the policy's Account Value at the date of the change. This maintains the Base Death Benefit payable under Option 1 at the amount that would have been payable under Option 2 immediately prior to the change. The total Base Death Benefit will not change immediately. The change to Option 1 will affect the determination of the Base Death Benefit from that point on. The change to Option 1 will generally reduce the death benefit payable in the future.

     A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the Base Death Benefit
exceeds Account Value. See "Cost of Insurance," page   . If the policy's Base
Death Benefit is not based on the death benefit percentage under Option 1 or 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option 1 to Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age.

CHANGES IN DEATH BENEFIT AMOUNTS

     The policy owner may increase or decrease the Target Death Benefit and the Specified Amount subject to Company approval. Increases and decreases may be scheduled at issue or may be requested by the policy owner after issue. Scheduled increases or decreases will be effective on the requested date. Requests for an unscheduled increase or decrease in death benefits must be made by written application to the Customer Service Center. Unscheduled increases or decreases will become effective on the monthly anniversary following the approval of the request by the Company. A change in death benefit amounts may be made at any time before the insured's age 81. Any change in death benefits may not be for an amount less than $10,000.

  Scheduled Increases in Death Benefits

     Increases to the Target Death Benefit may be scheduled:

          (1) At the time of application for the Policy, or

          (2) At the time of the application for an unscheduled increase.

Scheduled increases in the Specified Amount are not allowed. Therefore, the entire increase in the Target Death Benefit will be reflected as an increase in the amount of Term Insurance Rider. Since these increases are scheduled (and therefore underwritten) at issue, evidence of insurability will not be required at the time of the increase. Scheduled increases do not create new coverage segments. See "Unscheduled Increases in Death Benefits," below.

  Unscheduled Increases in Death Benefit

     A policy owner may request an unscheduled increase in the Target Death Benefit or Specified Amount of a Policy at any time prior to the insured's age 81 (or age 65 for policies issued on a guaranteed issue basis) subject to the Company's approval. Additional evidence of insurability satisfactory to the Company will be required for an increase. An unscheduled increase will not be given for increments less than $10,000.

     An unscheduled increase in Specified Amount will increase the Target Death Benefit by an equal amount so the Term Insurance Rider amount will remain unchanged after the increase. An unscheduled increase in the Target Death Benefit may consist of any combination of increases in Specified Amount and/or Term Insurance Rider. Unless otherwise indicated, any request for an unscheduled increase to the Target Death Benefit will be assumed to also be a request for an increase to the Specified Amount. As a result, the amount of the Term Insurance Rider, if included on the policy at the time of the increase, will not change.

     An unscheduled increase in the death benefits will create a new "coverage segment" for which cost of insurance and other charges are computed separately.
See "Charges and Deductions," page   . In addition, if the Specified Amount is
increased, additional sales charges associated with the policy will be incurred. The sales charge for the increase in Specified Amount is calculated in a similar way as for the original Specified Amount. The Target Premiums and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the death benefits are increased at the same time that a premium payment is received, the increase will be processed before the premium payment is processed.

     If an unscheduled increase creates a new coverage segment of Specified Amount, Account Value after the increase will be allocated, (1) first to the original coverage segment, and (2) second to each coverage segment in order of the increases.

     Increases in the Specified Amount resulting from a change in death benefit Option do not create new coverage segments. They increase the size of the oldest coverage segments of Specified Amount. Therefore, cost of insurance and other charges are not computed separately for increases resulting form a death benefit Option change.

     Increasing the Specified Amount will generally increase the Base Death Benefit of the policy. The amount of change in the Base Death Benefit will depend, among other things, on:

          (1) The death benefit Option chosen by the policy owner, and

          (2) Whether the Base Death Benefit under the policy is being calculated using a Death Benefit Percentage at the time of the change.

Changing the Specified Amount could affect:

          (1) The subsequent level of the Base Death Benefit while the policy is in effect, and

          (2) The subsequent level of policy values.

For example, an increase in Specified Amount may increase the net amount at risk under a policy, which will increase a policy owner's cost of insurance charges over time.

  Decreases in Death Benefits

     Any decrease in Specified Amount (whether scheduled or unscheduled) will reduce the Target Death Benefit of the policy and may reduce the Specified Amount. Decreases due to a death benefit Option change will not reduce the Target Death Benefit but may reduce the Specified Amount. Any decrease not associated with an Option change will be applied:

          (1) First to reduce the coverage segments of Term Insurance Rider associated with the most recent increases, then

          (2) To the next most recent increases successively, and last

          (3) To the original coverage segment of Term Insurance Rider.

After all coverage segments of Term Insurance Rider have been entirely eliminated, then coverage segments of the Specified Amount will be reduced in a similar order. Any decrease associated with an Option change will maintain the net amount at risk for each coverage layer at the time of the change. A decrease other than one related to a partial surrender or death benefit Option change will not be permitted if less than $10,000. In addition, no transaction will be permitted if the Specified Amount would fall below the minimum we require to issue the policy at the time of the reduction.

     The required premiums under the Guaranteed Death Benefit Rider, if applicable, will be adjusted for the decrease in death benefits. If the Target Death Benefit or Specified Amount is decreased, target premiums will also be adjusted for the decrease. If the death benefits are decreased at the same time that a premium payment is received, the decrease will be processed before the premium payment is processed.

     The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

          (1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy, or

          (2) To effect the decrease, payments to you would have to be made from Account Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Account Value of the policy.

If a requested change is not approved, we will send you a written notice of our decision. See "Federal Income Tax Considerations - Definition of Life
Insurance," page                .

     Decreasing the Specified Amount will generally decrease the Base Death Benefit. The amount of change in the Base Death Benefit will depend, among other things, on:

          (1) The death benefit Option chosen, and

          (2) Whether the Base Death Benefit under the policy is being calculated using a death benefit percentage at the time of the change.

Changing the Specified Amount could affect the subsequent level of the Base Death Benefit while the policy is in effect and the subsequent level of policy values. For example, a decrease in Specified Amount may decrease the net amount at risk, which will decrease a policy owner's cost of insurance charges over time.

GUARANTEED DEATH BENEFIT RIDER

     When the policy owner applies for a policy, the policy owner may also elect the Guaranteed Death Benefit Rider. This rider may extend the period the Specified Amount of the policy remains in effect. An extra charge is deducted from the Account Value each month and premiums at least equal to the cumulative Monthly Guaranteed Premium must have been paid. See "Guaranteed Death Benefit
Rider," page   .

     In order to remain in effect, the Guaranteed Death Benefit Rider requires that you have paid a certain amount of premiums during the time that the Rider is in effect. This amount is described in the next paragraph. If the premiums you have paid do not equal or exceed this amount, the rider will automatically end. In addition, this rider will automatically end at the insured's age 95 ("Guarantee Period"). An extra charge will be deducted from the Account Value each month during the Guarantee Period. This charge will end at the conclusion of the Guarantee Period, and it will end if on any monthly anniversary date you have not paid the amount of premiums the rider requires you to pay. See
"Guaranteed Death Benefit Charge," page                .

     On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider in effect. To remain in effect, we make two tests. Under the first test the Account Value must exceed Outstanding Debt. Under the second test we:

          (1) total the actual premiums you have paid for the policy, and

          (2) subtract the amount of partial surrenders (and associated fees).

The result must equal or exceed:

          (1) the Monthly Guarantee Premium for the Rider, times

          (2) the number of compete months since the policy date.

If the policy meets both tests on the monthly anniversary day, the rider remains in effect until the next monthly anniversary date. If the policy fails to meet either test, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required the Guarantee Period, and therefore the Rider, will end. Once ended, the Rider can not be reinstated.

     The grace period for this Rider is explained in the section called "Grace
Period and Lapse -- If Guaranteed Death Benefit Is in Effect" on page   .

     Please refer to the policy for additional information on the Guaranteed Death Benefit Rider.

     The Guaranteed Death Benefit Rider is not available on policies offered or issued for delivery to residents of the Commonwealth of Massachusetts or the State of Texas.

OTHER OPTIONAL INSURANCE BENEFITS

     Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. Optional insurance benefits are added when you apply for your policy. These other optional benefits are added to your policy by an addendum called a rider. A charge is deducted monthly from the Account Value for each optional benefit added to your policy. See "Charges and
Deductions," page                . The amounts of these benefits are fully
guaranteed at issue. You can cancel these benefits at any time. Certain restrictions may apply and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. See "Federal Income Tax Considerations - Modified
Endowment Contracts," page                . An insurance agent authorized to
sell the policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

     From time to time we may make available riders other than those listed below. Contact an insurance agent authorized to sell the policy for a complete list of the riders available.

  Term Insurance Rider

     The policy can be issued with a Term Insurance Rider as a portion of the total death benefit. This Rider provides term life insurance on the life of the insured, which is annually renewable to attained age 95. As described below, the amount of coverage provided by the Rider varies over time.

     When the policy is issued, a schedule of death benefit amount called the "Target Death Benefit" is established. The Target Death Benefit may be varied as often as each policy year, and subject to the Company's rules, may be changed
after issue. See "Death Benefits Under the Policy," page                .

     The amount of the Term Insurance Rider in effect at any time is equal to the difference between the scheduled Target Death Benefit and the Base Death Benefit in effect. The Rider is dynamic, it adjusts for variations in the Base Death Benefit under the policy (e.g., changes resulting from the Federal income tax law definition of life insurance). The Company generally restricts the amount of the Target Death Benefit at issue to an amount not more than 900% of the Specified Amount. For example, if the Specified Amount is $100,000 then the maximum amount of the Target Death Benefit allowed is $900,000.

     For example, assume the Base Death Benefit varies according to the following schedule. The Term Insurance Rider will adjust to provide death proceeds equal to the Target Death Benefit each year.

  BASE DEATH BENEFIT   TARGET DEATH BENEFIT   TERM INSURANCE RIDER AMOUNT
  ------------------   --------------------   ---------------------------
       $500,000              $550,000                   $50,000
       $501,500              $550,000                   $48,500
       $501,250              $550,000                   $48,750

     Since the Term Insurance Rider is dynamic, it is possible that the Rider may be eliminated entirely as a result of increases in the Base Death Benefit. Using the above example, if the Base Death Benefit grew to $550,000, the Term Insurance Rider would be reduced to zero. (It can never be reduced below zero.) Even though the Rider amount is reduced to zero, the Rider will remain in effect until it is removed from the policy. Therefore, if the Base Death Benefit is subsequently reduced below the Target Death Benefit, a Rider amount will reappear as needed to maintain the Target Death Benefit at the requested level.

     There is no defined premium for the Term Insurance Rider. The cost of the Rider is added to the monthly deductions, and is based on the insured's attained age and premium class. The Company may adjust the rate charged for the Rider from time to time. The rate will never exceed the guaranteed cost of insurance rates for the Rider for that policy year. The cost for the Rider is added to the Company's calculation of the Monthly Guarantee Premium and to the calculation of the Minimum Annual Premium.

BENEFITS AT MATURITY

     The maturity date for this policy is the policy anniversary on which the insured is age 95. If the insured is living on the maturity date, the Company will pay to you, as an endowment benefit, the Account Value of the policy less Outstanding Debt. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments,"
page                .

POLICY VALUES

  Account Value

     The Account Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and any Guaranteed Interest Account. It also includes the amount set aside in the Company's loan account, and any interest, to secure Outstanding Debt.

     On each Valuation Date, the part of the Account Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Account Value also is adjusted to reflect the assessment of the monthly deduction. See "Determination of
Account Value," page                . No minimum amount of Account Value
allocated to a particular subaccount is guaranteed. A policy owner bears the risk for the investment experience of Account Value allocated to the subaccounts.

  Surrender Value

     The owner can surrender a policy at any time while the insured is living and receive its Cash Value less any Outstanding Debt. The Cash Value of the policy equals the Account Value plus any applicable refund of sales charges. Thus, the Cash Value will exceed the policy's Account Value by the refund amount in the three years following policy issuance. Once the refund of sales charges has expired, the Surrender Value will equal the Account Value (less any
Outstanding Debt). See "Full Surrender," page                .

DETERMINATION OF ACCOUNT VALUE

     Although the death benefit under a policy can never be less than the policy's Specified Amount, the Account Value will vary. The Account Value varies depending on several factors:

     - Payment of premiums.

     - Amount held in the Loan Account to secure any Outstanding Debt.

     - Partial surrenders.

     - The charges assessed in connection with the policy.

     - Investment experience of the subaccounts.

     - Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Account Value and you bear the entire risk relating to the investment performance of Account Value allocated to the subaccounts.

     The Company invests amounts allocated to the subaccounts in shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

     - The investment income.

     - Realized and unrealized capital gains and losses.

     - Expenses of a portfolio including the investment adviser fee.

     - Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. However, the Company, on behalf of MONY America Variable Account L, may elect otherwise. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

     Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating Unit Values for Each Subaccount,"
on page                .) On any day, the amount in a subaccount of MONY America
Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

     Units of a subaccount are purchased (credited) whenever premiums or transfer amounts (including transfers from the loan account) are allocated to that subaccount. Units are redeemed (debited) to:

     - Make partial surrenders.

     - Make full surrenders.

     - Transfer amounts from a subaccount (including transfers to the loan account).

     - Pay the death benefit when the insured dies.

     - Pay monthly deductions from the policy's Account Value.

     - Pay policy transaction charges.

     - Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

     Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's administrative office. If the premium or request reaches the administrative office on a day that is not a Valuation Date, or after the close of business on a Valuation Date (after 4:00 Eastern Time), the transaction date will be the next Valuation Date. All policy transactions are performed as of a Valuation Date. If a transaction date or monthly anniversary day occurs on a day other than a Valuation Date (e.g., Saturday), the calculations will be done on the next Valuation Date (e.g., the following Monday).

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

     The Company calculates the unit value of a subaccount on any Valuation Date as follows:

          (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Valuation Date. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

          (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

          (3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily Deductions From the Variable
     Account -- Mortality and Expense Risk Charge," page                . If the
     previous day was not a Valuation Date, then the charge is adjusted for the additional days between valuations.

          (4) Divide the resulting amount by the number of units held in the subaccount on the Valuation Date before the purchase or redemption of any units on that date.

The unit value of each subaccount on its first Valuation Date was set at $10.00.

DETERMINING ACCOUNT VALUE

                      [DETERMINING FUND VALUE FLOW CHART]

TRANSFER OF ACCOUNT VALUE

     You may transfer Account Value among the subaccounts after the Right to Return Policy Period by sending a proper written request to the Customer Service Center. Currently, there are:

          (1) No limitations on the number of transfers between subaccounts.

          (2) No minimum amount required for a transfer.

          (3) No minimum amount required to remain in a given subaccount after a transfer.

     After the Right to Return Policy Period, Account Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The
Guaranteed Interest Account," page   . The total amount allocated or transferred
to the Guaranteed Interest Account cannot exceed $250,000.

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the policy date, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account," page . No charge is imposed on the transfer when you exercise the exchange privilege.

POLICY LOANS

     The policy owner may borrow money from the Company at any time using the policy as security for the loan. A loan is taken by submitting a proper written request to the Company's administrative office. A policy owner may take a loan any time a policy is in effect. The minimum amount a policy owner may borrow is $250 (except for policies offered or issued in Connecticut where the minimum amount is $200). The maximum amount that may be borrowed at any time is 90% of the Account Value of the policy less any Outstanding Debt. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

     Loan interest is payable in arrears on each policy anniversary at an annual rate of 4.6%. Interest on the full amount of any Outstanding Debt is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

     The owner may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

     When a loan is taken, an amount equal to the loan is transferred out of the policy owner's Account Value into the loan account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. The request for a loan will not be accepted if (1) you do not specify the source of the transfer, or (2) if the transfer instructions are incorrect. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the loan account. The transfer is made from the subaccounts and the Guaranteed Interest Account on a proportional basis.

     The loan account is part of the Company's general account. Amounts held in the loan account are credited monthly with an annual rate of interest not less than 4.0%. After the tenth policy anniversary, the annual interest rate that applies to the Loan Account is expected to be 0.3% higher than otherwise applicable.

     Loan repayments release funds from the loan account. Unless you request otherwise, amounts released from the loan account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments. The transfer is subject to maintaining no more than $250,000 in the Guaranteed Interest Account. In addition, any interest earned on the amount held in the Loan Account will be transferred each policy anniversary to each of the subaccounts and the Guaranteed Interest Account on the same basis.

     Amounts held in the loan account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the Cash Value paid upon surrender or maturity.

     Outstanding Debt may affect the length of time the policy remains in effect. Unless the Guaranteed Death Benefit Rider is in effect, the policy will lapse when (1) the Account Value minus Outstanding is insufficient to cover the monthly deduction against the policy's Account Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if Outstanding Debt exceeds the Account Value of the policy. Additional payments or repayments of a part of Outstanding Debt may be required
to keep the Policy or Rider in effect. See "Grace Period and Lapse," page   .

     A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal Income Tax
Considerations," page   .

FULL SURRENDER

     A policy owner may fully surrender a policy at any time during the life of the insured. The amount received for a full surrender is the policy's Account Value plus (1) any applicable refund of sales charge, reduced by (2) any Outstanding Debt.

     A policy owner may surrender a policy by sending a written request together with the policy to the Company's administrative office. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. A policy owner may elect to (1) have the proceeds paid in cash, or (2) apply the proceeds under a payment plan offered under the policy.
See "Payment Plan Settlement Provisions," page   . For information on the tax
effects of surrender of a policy, see "Federal Income Tax Consideration," page
  .

PARTIAL SURRENDER

     With a partial surrender, the policy owner obtains a part of the Account Value of the policy without having to surrender the policy in full. The policy owner may request a partial surrender after the first policy anniversary. The partial surrender will take effect on (1) the Valuation Date that we receive your request at out administrative office, or (2) on the next Valuation Date if that day is not a Valuation Date. There is currently no limit on the number of partial surrenders allowed in a policy year but the Company reserves the right to limit the number of partial surrenders to 12 per year.

     A partial surrender must be for at least $500 (plus the applicable fee). In addition, the policy's Account Value less Outstanding Debt must be at least $500 after the partial surrender. In addition, the partial surrender must not reduce the Target Death Benefit or Specified Amount below the minimum we require to issue the policy.

     The policy owner may make a partial surrender by submitting a proper written request to the Company's administrative office. As of the effective date of any partial surrender, the policy owner's Account Value and Surrender Value are reduced by the amount surrendered (plus the applicable fee). The amount of the partial surrender (plus the applicable fee) will be deducted proportionately from the policy owner's Account Value in the subaccounts and the Guaranteed Interest Account.

     When a partial surrender is made and you selected death benefit Option 1, the Target Death Benefit and the Base Death Benefit of your policy is generally decreased by the amount of the partial surrender (plus its fee). The Specified Amount under the policy is decreased by the lesser of:

     (1) the amount of the partial surrender, or

     (2) if the Base Death Benefit prior to the partial surrender is greater than the Specified Amount, the amount, if any, that the Specified Amount exceeds the difference between the Base Death Benefit less the amount of the partial surrender.

The Target Death Benefit under the policy is reduced by the lesser of:

     (1) the amount of the partial surrender, or

     (2) if the Base Death Benefit prior to the partial surrender is greater than the Target Death Benefit, the amount, if any, that the Target Death Benefit exceeds the difference between the Base Death Benefit and the amount of the partial surrender.

     When a partial surrender is made and you selected death benefit Option 2, the Target Death Benefit is generally decreased by the amount of the partial surrender (plus the amount of the partial surrender fee). The partial surrender will not change the Specified Amount of the policy. However, assuming that the Base Death Benefit under Option 2 is not equal to the Cash Value times the applicable death benefit percentage, the partial surrender will reduce the Base Death Benefit by the amount of the partial surrender. If the Option 2 death benefit is based upon the Cash Value times the death benefit percentage, a partial surrender may cause the Base Death Benefit to decrease by an amount greater than the amount of the partial surrender. The Target Death Benefit under the policy is reduced by the lesser of:

     (1) the amount of the partial surrender, or

     (2) if the Base Death Benefit prior to the partial surrender is greater than the Target Death Benefit, the amount, if any, that the Target Death Benefit exceeds the difference between the Base Death Benefit and the amount of the partial surrender. See "Death Benefits Under the
         Policy," page   .

     There is a fee for each partial surrender of the lesser of $25 or 2% of the partial surrender amount. See "Charges and Deductions -- Transaction and Other
Charges," page   .

     For information on the tax treatment of partial surrenders, see "Federal
Income Tax Considerations," page   .

GRACE PERIOD AND LAPSE

     Your policy will lapse only when:

     (1) The Account Value less Outstanding Debt is insufficient to cover the current monthly deduction against the policy's Account Value on any monthly anniversary day, and

     (2) A 61-day Grace Period expires without the policy owner making a sufficient payment.

     If Guaranteed Death Benefit Rider Is Not in Effect

     To avoid lapse if (1) an insufficiency occurs, and (2) a Guaranteed Death Benefit Rider is not in effect, the policy owner must pay the required amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid, loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

     We will reject any payment if is means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when the policy owner has Outstanding Debt. In this event, the policy owner could repay enough of the Outstanding Debt to avoid termination. The policy owner may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, the policy owner may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse.

     If the Account Value less Outstanding Debt will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify the policy owner (and any assignee of record) of the payment required to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. The payment required is:

     (1) the amount of the monthly deduction not paid, plus

     (2) not less than two succeeding monthly deductions (or the number of monthly deductions remaining until the next scheduled premium due date, if more than two), grossed up by

     (3) the amount of the deductions from premiums.

(See "Charges and Deductions -- Deductions from Premiums," page   ). The policy
will remain in effect through the grace period. If the owner fails to make the required payment within the grace period, the coverage under the policy will end and your policy will lapse. Required premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made in according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:

     (1) The amount of the death benefit immediately prior to the start of the grace period, reduced by

     (2) Any unpaid monthly deductions and any Outstanding Debt. (For policies offered to residents of, or issued for delivery in, the State of New Jersey, the unpaid monthly deductions cannot exceed the minimum premium for the following month.)

     If Guaranteed Death Benefit Rider Is in Effect

     The Specified Amount of your policy will not lapse during the guarantee period even if the Account Value less Outstanding Debt is not enough to cover all the deductions from the Account Value on any monthly anniversary day if:

     (1) A Guaranteed Death Benefit Rider is in effect, and

     (2) The test for continuation of the guarantee period has been met.

See "Guaranteed Death Benefit Rider," page   .

     While the Guaranteed Death Benefit Rider is in effect, the Account Value of the policy may be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Account Value below zero. If the Guaranteed Death Benefit Rider is ended, the normal test for lapse will resume.

     Reinstatement

     We will reinstate a lapsed policy at any time:

     (1) Before the maturity date, and

     (2) Within five years after the monthly anniversary day which precedes the start of the grace period.

     To reinstate a lapsed policy we must also receive:

     (1) A written application from you

     (2) Evidence of insurability satisfactory to us

     (3) Payment of all monthly deductions that were due and unpaid during the grace period

     (4) Payment of an amount at least sufficient to keep your policy in effect for three months after the reinstatement date

          (5) Payment of due and unpaid interest on Outstanding Debt to the next succeeding policy anniversary day, and

          (6) Payment of the reinstatement fee.

     When your policy is reinstated, the Account Value will be equal to the Account Value on the date of the lapse subject to the following:

          (1) Any Outstanding Debt on the date of lapse must be paid or reinstated.

          (2) No interest on amounts held in our loan account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or proceeding the date of approval by us. At that time, the Account Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.

     We charge a fee of $150 to process a reinstatement.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

                            DEDUCTIONS FROM PREMIUMS

-----------------------------------------------------------------------------------------------
     Sales Charge -- Deducted from premium up to    First 10 policy years -- 9%
                     the Target Premium             Ten policy years after an increase in
                                                    Specified Amount -- 9%
-----------------------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 0%-4% Federal -- 1.25%
-----------------------------------------------------------------------------------------------

              DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L
--------------------------------------------------------------------------------

     Mortality & Expense Risk Charge               First 10 policy years -- .60% of
     Annual Rate                                   subaccount value.
                                                   After the 10th policy year -- .45% of
                                                   subaccount value.
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         DEDUCTIONS FROM ACCOUNT VALUE
--------------------------------------------------------------------------------

     Cost of Insurance Charge                      Current cost of insurance rate x net amount
                                                   at risk at the beginning of the policy
                                                   month
----------------------------------------------------------------------------------------------
     Administrative Charge (all                    $7.50
     policies) -- Monthly
     Medical Underwriting Charge (applicable       $5.00
     policies) -- Monthly
     Guaranteed Issue Underwriting Charge          $3.00
     (applicable policies) -- Monthly
----------------------------------------------------------------------------------------------
     Guaranteed Death Benefit Charge               $0.01 per $1,000 of policy Specified
     Monthly Charge for Death Benefit Rider (not   Amount. Please note that the Rider requires
     available in all states)                      that premiums on the policy itself be paid
                                                   in order to remain in effect.
----------------------------------------------------------------------------------------------
     Optional Insurance Benefits Charge --         As applicable.
     Monthly Deduction for any other optional
     insurance Benefits added by rider.
----------------------------------------------------------------------------------------------
     Transaction and Other Charges
     -- Partial Surrender Fee                      Lesser of $25 or 2% of the partial
                                                   surrender amount
     -- Transfer of Account Value (transfers       $50
     exceeding 12 in any policy year)
     -- Premium allocation changes (over two in    $25
     any policy year
     -- Reinstatement Fee                          $150
----------------------------------------------------------------------------------------------

     The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of the MONY America Variable Account L or to the Guaranteed Interest Account and of th deductions from MONY America Variable Account L and from the policy's Account Value.

DEDUCTIONS FROM PREMIUMS

     Deductions are made from each premium payment up to the Target Premium prior to applying the net premium payment to the Account Value.

Sales Charge --              During the first ten policy years and during the
                             ten policy years following an increase in Specified
                             Amount -- 9%

The Target Premium is an amount equal to the maximum amount of premium which may be paid for a death benefit Option 1 policy without violating the limits imposed by the Federal income tax law definition of a modified endowment contract. See
"Modified Endowment Contracts," page   . The Target Premium is not based on
scheduled premium. The Target Premium for the policy and Specified Amount coverage segments added since the policy date will be stated in the policy.

     The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amount indirectly derived from the charge for mortality and expense risks and mortality gains.

     A portion of the sales charges previously deducted from premium payments may be refunded if:

          (1) the policy is surrendered in the first three policy years, and

          (2) the policy is not in default.

YEAR OF SURRENDER                                            AMOUNT OF REFUND
-----------------                                            ----------------
First policy year....................  Sum of all sales charge deductions in that year
Second policy year...................  66.67% of sales charge deductions in the first policy year
Third policy year....................  33.33% of sales charge deductions in the first policy year

     No refund will be paid if the policy is in default.

Tax Charges --               State and local premium tax -- currently 0%-4%
                             Federal tax for deferred acquisition costs of the Company -- 1.25%

     All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. We deduct an amount equal to the actual premium, tax imposed by the applicable jurisdiction. The charge is used to pay the premium taxes and we do not expect to profit from this charge.

     The 1.25% current charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to this tax.

     We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us. In addition, if an insured changes his or her place of residence, we should be notified of the change. Any change in the tax rate will be effective on the next policy anniversary.

DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L

     A charge is deducted daily from each subaccount of MONY America Variable Account L for the mortality and expense risks assumed by the Company.

Mortality and Expense Risk
  Charge --                  First 10 policy years -- .05% per month of
                             subaccount value which is equivalent to an annual rate of .60% of subaccount value.

                             After the 10th policy year -- Charge expected to be reduced to an amount equal to .025% per month of subaccount value equivalent to .30% annually. A reduction to an annual rate of .45% of subaccount value is guaranteed.

     This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

     This charge is not assessed against the amount of the policy Account Value that is allocated to the Guaranteed Interest Account, nor to amounts in the loan account.

DEDUCTIONS FROM ACCOUNT VALUE

     A charge called the Monthly Deduction is deducted from the Account Value on each monthly anniversary day. The Monthly Deduction consists of the following items:

Cost of Insurance --         This charge compensates us for the anticipated cost
                             of paying death benefits in excess of Account Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Account Value at that time.

     The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex laws including the States of Montana and Massachusetts and in policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e., less expensive) than the guaranteed rates. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

     Lower cost of insurance rates are offered at most ages for insureds who:

          (1) qualify for the standard underwriting class, and

          (2) whose applications are fully underwritten (i.e., subject to evidence of the insured's insurability).

     Current insurance rates are generally higher if the policies are issued on a guaranteed issue basis, where evidence of insurability is not required. Policies issued to employers, trustees and similar entities are often issued on a guaranteed issue basis. Only limited underwriting information is obtained when underwriting on a guaranteed issue basis. Therefore, policies in this underwriting class may present an additional mortality expense to us relative to fully underwritten policies. The additional risk is generally reflected in higher current insurance rates, which are nevertheless guaranteed not to exceed the 1980 Commissioners' Standard Ordinary Mortality Tables.

     We may offer insurance coverage up to $2.5 million on a guaranteed issue or simplified issue basis under policies in a single case that meet our requirements at the time of policy issue.

     If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Account Value will first be applied to the initial Specified Amount. If the Account Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the Base Death Benefit equals the Surrender Value multiplied by the applicable death benefit percentage, any increase in Account Value will cause an automatic increase in the Base Death Benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount.

Administrative Charge --     $7.50 per month (all policies)

Medical Underwriting
Charge --                    $5.00 per month (applicable policies)

Guaranteed Issue Charge --   $3.00 per month (applicable policies)

     The administrative charge, medical underwriting charge and guaranteed issue charge reimburses us for expenses associated with administration and maintenance of the policies. The charge is guaranteed never to exceed $7.50. We do not expect to profit from these charges.

Guaranteed Death Benefit
  Charge --                  If you elect the Guaranteed Death Benefit Rider,
                             you will be charged $0.01 per $1,000 of policy
                             Specified Amount per month during the term of the Guaranteed Death Benefit Rider. This charge is guaranteed never to exceed this amount.

Optional Insurance Benefits
  Charge --                  A monthly deduction for any other optional
                             insurance benefits added to the policy by rider.

Transaction and Other
  Charges --                 Partial Surrender Fee -- lesser of $25 or 2% of the
                             partial surrender amount

                             Transfer of Account Value -- $50 for more than 12 transfers between subaccounts in any policy year

                             Premium allocation changes -- $25 for more than 2 in any policy year

                             Reinstatement fee -- $150

     The charges for the partial surrender fee, transfer of account value, premium allocation changes and reinstatement are guaranteed not to exceed the amounts stated above.

     We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes,"
page   .

     We will bear the direct operating expenses of MONY America Variable Account
L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.

FEES AND EXPENSES OF THE FUNDS

     The Fund and each of its portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. The
advisory fees are summarized at pages      . Fees and expenses of the Funds are
described in more detail in the Funds' prospectuses.

     Information contained in the following table was provided by the respective Funds and has not been independently verified by us.

--------------------------------------------------------------------------------


ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------------------------
                                                             OTHER EXPENSES
                                                                 (AFTER
     FUND/PORTFOLIO                    MANAGEMENT FEES       REIMBURSEMENT)       TOTAL EXPENSES
--------------------------------------------------------------------------------------------------
     MONY SERIES FUND, INC.
--------------------------------------------------------------------------------------------------
     Intermediate Term Bond
     Portfolio                               .50%               .12%(1)                .62%
--------------------------------------------------------------------------------------------------
     Long Term Bond Portfolio                .50                 .08(1)                .58
--------------------------------------------------------------------------------------------------
     Government Securities Portfolio         .50                 .14(1)                .64
--------------------------------------------------------------------------------------------------
     Money Market Portfolio                  .40                 .05(1)                .45
--------------------------------------------------------------------------------------------------
     ENTERPRISE ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------
     Equity Portfolio                        .80%               .03%(2)                .83%
--------------------------------------------------------------------------------------------------
     Small Company Value Portfolio           .80                 .05(2)                .85
--------------------------------------------------------------------------------------------------
     Managed Portfolio                       .73                 .03(2)                .76
--------------------------------------------------------------------------------------------------
     International Growth Portfolio          .85                 .37(2)                1.22
--------------------------------------------------------------------------------------------------
     High Yield Bond Portfolio               .60                 .12(2)                .72
--------------------------------------------------------------------------------------------------
     Small Company Growth Portfolio          1.40                --(3)                 1.40
--------------------------------------------------------------------------------------------------
     Equity Income Portfolio                 1.05                --(3)                 1.05
--------------------------------------------------------------------------------------------------
     Capital Appreciation Portfolio          1.30                --(3)                 1.30
--------------------------------------------------------------------------------------------------
     Growth and Income Portfolio             1.05                --(3)                 1.05
--------------------------------------------------------------------------------------------------
     Growth Portfolio                        1.15                --(3)                 1.15
--------------------------------------------------------------------------------------------------
     T. ROWE PRICE EQUITY SERIES,
     INC.
--------------------------------------------------------------------------------------------------
     Equity Income Portfolio                 .85%                  --                  .85%
--------------------------------------------------------------------------------------------------
     New America Growth Portfolio            .85                   --                  .85
--------------------------------------------------------------------------------------------------
     Personal Strategy Balanced
     Portfolio                               .90                   --                  .90
--------------------------------------------------------------------------------------------------
     T. ROWE PRICE FIXED INCOME
     SERIES, INC.
--------------------------------------------------------------------------------------------------
     Limited Term Bond Portfolio             .70%                  --                  .70%
--------------------------------------------------------------------------------------------------
     Prime Reserve Portfolio                 .55                   --                  .55
--------------------------------------------------------------------------------------------------
     T. ROWE PRICE INTERNATIONAL
     SERIES, INC.
--------------------------------------------------------------------------------------------------
     International Stock Portfolio          1.05%                  --                 1.05%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
     VAN ECK WORLDWIDE INSURANCE
     TRUST
--------------------------------------------------------------------------------------------------
     Worldwide Bond Fund                    1.00%                 .15%                1.15%
--------------------------------------------------------------------------------------------------
     Worldwide Hard Assets Fund              1.00                 .20                  1.20
--------------------------------------------------------------------------------------------------
     Worldwide Emerging Assets Fund          1.00                 .61                  1.61
--------------------------------------------------------------------------------------------------
     DREYFUS VARIABLE INVESTMENT
     FUND
--------------------------------------------------------------------------------------------------
     Capital Appreciation Portfolio          .55%                 .25%                 .80%
--------------------------------------------------------------------------------------------------
     Small Company Stock Portfolio           .75                  .23                  .98
--------------------------------------------------------------------------------------------------



1. Expenses also include custodial credit percentages as follows: Intermediate Term Bond - .009%; Long Term Bond - .005%; Government Securities - .012%; Money Market - .004%.



2. Reflects expense reimbursements in effect on May 1, 1996. Absent these expense reimbursements, expenses would have been as follows: Equity - .83%; Small Company Value - .85%; Managed - .76%; International Growth - 1.22%; and High Yield Bond - .72%. The Equity, Small Company Value, and Managed Portfolio reimbursements relate to mutual fund accounting expense.



3. Subaccounts purchasing shares of the Small Company Growth, Equity Income, Capital Appreciation, Growth and Income and Growth Portfolios commenced operations on December 1, 1998. Reflects expense reimbursements in effect on December 1, 1998. Absent these expense reimbursements, expenses would have been as follows: Small Company Growth - 60.67%; Equity Income - 66.67%; Capital Appreciation - 63.71%; Growth and Income - 60.68%; Growth - 25.33%. The Small Company Growth, Equity Income, Capital Appreciation, Growth, and Income and Growth Portfolio reimbursements relate to operating expenses.


   GUARANTEE OF CERTAIN CHARGES

     We guarantee that certain charges will not increase. This includes:

          (1) Mortality and expense risk charge.

          (2) Administrative charge.

          (3) Guaranteed Death Benefit charge.

          (4) Sales charge.

          (5) Guaranteed cost of insurance rates.

          (6) Certain transaction charges.

     Any changes in the current cost of insurance charges related to the Base Death Benefit or the monthly charge for the Term Insurance Rider will be made based on the class of the insured. Changes will be based on changes in:

          (1) Future expectations with respect to investment earnings,

          (2) Mortality,

          (3) Length of time policies will remain in effect,

          (4) Expenses, and

          (5) Taxes.

     In no event will they exceed the guaranteed rates defined in the policy.

CORPORATE PURCHASERS -- REDUCTION OF CHARGES

     The policy is available for purchase by individuals and by corporations and other institutions. We may reduce the amount of sales charge, mortality and expense risk charge, the cost of insurance charges, underwriting charge or issue charge if:

          (1) Corporate or other group or sponsored arrangements, purchase one or more policies constituting a case, and

          (2) The expenses associated with the sale of the policy or policies or the underwriting or other administrative costs associated with the policy or policies are reduced.

     Sales, underwriting or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement. In addition, we may reduce the minimum Specified Amount, Target Death Benefit, or Minimum Annual Premium for policies representing the case. Any reduction will be:

        (1) Reasonable

          (2) Apply uniformly to all prospective policy purchasers in the class, and

          (3) Not be unfairly discriminatory to the interests of any policy owner.

                               OTHER INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

     The following provides a general description of the federal income tax considerations relating to the policy. This discussion is based upon our understanding of the present federal income tax laws as the Internal Revenue Service ("IRS") currently interprets them. This discussion is not intended as tax advice. Tax laws are very complex and tax results will vary according to your individual circumstances. A person considering the purchase of the policy may need tax advice. It should be understood that these comments on federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the policy. Special rules that are not discussed here may apply in certain situations. We make no representation as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations of the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules that we describe here or that relate directly or indirectly to life insurance policies. Our comments do not take into account any state or local income tax considerations that may be involved in the purchase of the policy.

  Definition of Life Insurance

     Under section 7702 of the Internal Revenue Code (the "Code"), a policy will be treated as a life insurance policy for federal tax purposes if one of two alternate tests are met. These tests are:

          (1) "Cash Value Accumulation Test"

          (2) "Guideline Premium/Cash Value Corridor Test"

     Your policy is tested under the Guideline Premium/Cash Value Corridor Test. This test provides for, among other things:

          (1) A maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium," and

          (2) A minimum ongoing "corridor" of death benefit in relation to the Account Value of the policy, known as the "death benefit percentage."

See Appendix A, for a table of the Guideline Premium/Cash Value Corridor Test factors.

     We believe that the policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the beneficiary (whether the beneficiary is a corporation, individual or other entity) under Section 101 (a) (1) of the Code for purposes of the regular federal income tax. You generally should not be considered to be in constructive receipt of the cash values under the policy until a full surrender, maturity of the policy, or a partial surrender. In addition, certain policy loans may be taxable in the case of policies that are modified endowment contracts. Prospective policy owners that intend to use policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

  Diversification Requirements

     To comply with regulations under Section 8179h) of the Code, each portfolio is required to diversify its investments. Generally, on the last day of each quarter of a calendar year,

          (1) No more than 55% of the value of the portfolio's assets can be represented by any one investment,

          (2) No more than 70% can be represented by any two investments,

          (3) No more than 80% can be represented by any three investments, and

          (4) No more than 90% can be represented by any four investments.

Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent guaranteed and insured) by the U.S. or by an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, as applicable.

     Currently, for federal income tax purposes, the portfolio shares underlying the policies are owned by the Company and not by you or any beneficiary. However, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  Tax Treatment of Policies

     The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, which if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract.

Example:  "Seven-pay premium" = $1,000
         Maximum premium to avoid "modified endowment" treatment = First year -- $1,000
         Through first two years -- $2,000
          Through first three years -- $3,000 etc.

Under this test, a policy may or may not be a modified endowment contract. The outcome depends on the amount of premiums paid during each of the policy's first seven contract years. Changes in benefits may require testing to determine if the policy is to be classified as a modified endowment contract. A modified endowment contract is treated differently for tax purposes then a conventional life insurance contract.

  Conventional Life Insurance Policies

     If a policy is not a modified endowment contract distributions are treated as follows. Upon a full surrender or maturity of a policy for its Cash Value, the excess if any, of the Cash Value plus Outstanding Debt divided by cost basis under a policy will be treated as ordinary income for federal income tax purposes. A policy's cost basis will usually equal the premiums paid less any premiums previously recovered through partial surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all the cash received through partial surrenders in the first 15 policy years is paid out of the income of the policy and therefore subject to income tax. Cash distributed to a policy owner on partial surrenders occurring more than 15 years after the policy date will be taxable as ordinary income to the policy owner to the extent that it exceeds the cost basis under a policy.

     We believe that loans received under policies that are not modified endowment contracts will be treated as indebtedness of the owner. Thus, no part of any loan under the policy will constitute income to the owner unless the policy is surrendered or upon maturity of the policy. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a policy that is not a modified endowment contract may be deductible. Deductibility will be subject to several limitations, depending upon (1) the use to which the proceeds are put and (2) the tax rules applicable to the policy owner. If, for example, an individual for business or investment purposes uses the loan proceeds, all or part of the interest expense may be deductible. Generally, if an individual uses the policy loan for personal purposes, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a policy loan or other indebtedness) also may be subject to other limitations.

     For example, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt where:

     - The interest is paid (or accrued by an accrual basis taxpayer) on a loan under a policy, and

     - The policy covers the life of an officer, employee, or person financially interested in the trade or business of the policy owners.

Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Modified Endowment Contracts

     Pre-death distributions from modified endowment contracts may result in taxable income. Upon full surrender or maturity of the policy, the policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the policy. (The investment in the policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and policy loans the policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the policy. The amount allocated to income is the amount by which the Account Value of the policy exceeds investment in the policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as modified endowment contracts if:

          (1) The policies are purchased from any one insurance company (including the Company), and

          (2) The purchases take place during a calendar year.

The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.

     Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received:

          (1) When the taxpayer is at least 59 1/2 years old;

          (2) Which is attributable to the taxpayer becoming disabled; or

          (3) Which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     A contract may not be a modified endowment contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxed as described above). This treatment is applied even though the policy was not yet a modified endowment contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the policy being classified as a modified endowment contract.

     It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as conventional life insurance contracts (see "Conventional Life Insurance
Policies," page   .)

  Reasonableness Requirement for Charges

     The tax law also deals with allowable mortality costs and other expenses used in the calculations to determine whether a contract qualifies as life insurance for income tax purposes. For policies entered into on or after October 21, 1988, the calculations must be based upon, (1) reasonable mortality charges, and (2) other charges reasonably expected to be paid. The Treasury Department is expected to declare regulations governing reasonableness standards for mortality charges. We believe our mortality costs and other expenses used in these calculations meet the current requirements. It is possible that future regulations will contain standards that would require us to modify our mortality charges for these calculations. We reserve the right to make modifications to retain the policy's qualification as life insurance for federal income tax purposes.

  Pension and Profit Sharing Plans

     Policies purchased by a fund, which is part of a pension or profit sharing plan (under Sections 401(a) or 403 of the Code), will be treated differently from that described above. For participants in these plans, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit." The current cost of insurance must be included annually in the plan participant's gross income. This cost (referred to as the "P.S. 58" cost) is reported to the participant annually. The excess of the death benefit over the policy Account Value will not be subject to federal income tax if:

          (1) The plan participant dies while covered by the plan, and

          (2) The policy proceeds are paid to the participant's beneficiary.

However, the policy Account Value will generally be taxable to the extent it exceeds the sum of (1) $5,000 plus (2) the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant has borrowed from his or her policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax-qualified plan.

  Other Employee Benefit Programs

     Complex rules may apply when a policy is held by an employer or a trust, or acquired by an employee, to provide for employee benefits. These policy owners also must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law. The lack of insurable interest may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes. It may also affect the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The policy owner's legal advisor should be consulted to address these issues.

  Other

     Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the jurisdiction and the circumstances of each owner or beneficiary.

     For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING
                          THE TAX STATUS OF ANY POLICY

CHARGE FOR COMPANY INCOME TAXES

     For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if:

          (1) The tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be,

          (2) There are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or

          (3) There is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for any such taxes attributable to the Account.

VOTING OF FUND SHARES

     Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our will exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account L. We may elect to vote the shares of the Funds in our own right if:

          (1) The Investment Company Act of 1940 or any regulations thereunder is amended, or

          (2) The present interpretation of the Act should change, and

          (3) As a result we determine that it is permitted to vote the shares of the Funds in our own right.

     The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Account Value in the subaccount that corresponds to the portfolio by $100.

Fractional votes will be counted. The number policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

     If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY America Variable Account L and other separate accounts of the Company.

DISREGARD OF VOTING INSTRUCTIONS

     The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If Company does disregard voting instructions; a summary of that action and the reasons for such action will be included in the next report to policy owners.

REPORT TO POLICY OWNERS

     A statement will be sent at least annually to each policy owner setting forth:

          (1) A summary of the transactions which occurred since the last statement, and

          (2) Indicating the death benefit, Specified Amount, Account Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Account Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

     Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

     The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

          (1) Shares of any or all of the portfolios of the Funds should no longer be available for investment or,

          (2) In the judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

     Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

     The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:

          (1) Be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law,

          (2) Be deregistered under that Act if such registration is no longer required, or

          (3) Be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.

CHANGES TO COMPLY WITH LAW

     The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

     Performance information for the subaccounts of MONY America Variable Account L may appear in advertisements, sales literature, or reports to policy owners or prospective purchasers. Performance information in advertisements or sales literature may be expressed in any fashion permitted under applicable law. This may include presentation of a change in a policy owner's Account Value attributable to the performance of one or more subaccounts, or as a change in a policy owner's death benefit. Performance quotations may be expressed as a change in a policy owner's Account Value over time or in terms of the average annual compounded rate of return on the policy owner's Account Value. Such performance is based upon a hypothetical policy in which premiums have been allocated to a particular Variable Account over certain periods of time that will include one, five and ten years, or from the commencement of operation of the Variable Account if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the surrender charge, if applicable, by assuming surrender at the end of the particular period. However, other quotations may simultaneously be given that do not assume surrender and do not take into account deduction of the surrender charge.

     Performance information for MONY America Variable Account L may be compared, in advertisements, sales literature, and reports to policy owners to:

          (1) Other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria, and

          (2) The Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a policy.

Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any subaccount of MONY America Variable Account L reflects only the performance of a hypothetical policy whose Account Value is allocated to MONY America Variable Account L during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolios of the Funds in which MONY America Variable Account L invests. The market conditions during the given period of time, and should not be considered as a representation of what may be achieved in the future.

                        THE GUARANTEED INTEREST ACCOUNT

     You may allocate all or a portion of your net premiums and transfer Account Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.

GENERAL DESCRIPTION

     Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

     You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Account Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Account Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 4.5% annual rate, which will be guaranteed for approximately one year. (The portion of a Policy Owner's Account Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%.)

     The Company bears the full investment risk for the Account Value allocated to the Guaranteed Interest Account.

LIMITATIONS ON AMOUNTS IN THE GUARANTEED INTEREST ACCOUNT

     We will not accept any net premium or transfer to the Guaranteed Interest Account that would cause the Guaranteed Interest Account to exceed $250,000 on the date of the payment or transfer. We reserve the right to increase or decrease this limit in the future. For payments which exceed the limit, we will accept the portion of the payment up to $250,000 and will return the excess payment to the policy owner. For transfers which exceed the limit, we will accept the portion of the transfer up to $250,000. The amount of the requested transfer which would otherwise cause the Guaranteed Interest Account to exceed $250,000 will be retained in the subaccounts in the same proportion that the amount actually transferred bears to the total requested transfer amount. These limits are waived in the event the policy owner elects the Right to Exchange
Policy. See "Right to Exchange Policy," page   .

POLICY CHARGES

     Deductions from premium, monthly deductions from the Account Value, other than the mortality and expense risk fee, will be the same for policy owners who allocate net premiums or transfer Account Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, issue charge, and the charge for the Term Insurance Rider. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

     You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Account Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Account Value allocated to the subaccounts is not deducted from Account Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Account Values are allocated to the Guaranteed Interest Account.

TRANSFERS

     Amounts may be transferred after the Right to Return Policy Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.

     - Transfers to the Guaranteed Interest Account may be made at any time and in any amount, subject to the $250,000 limit referenced above (this limit is waived if the policy owner elects the Right to Exchange the Policy).

     - Transfers from the Guaranteed Interest Account to the subaccounts are limited to one in any policy year.

     - Transfers from the Guaranteed Interest Account are limited to the greater of $5,000 and 25% of the Account Value allocated to the Guaranteed Interest Account on the date of the transfer.

     - Transfers from the Guaranteed Interest Account may only be made during the time period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the close of business on the day received if it is a Valuation Date. If it is not a Valuation Date, then at the close of business on the next day which is a Valuation Date. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

     We assess a $50 charge on transfers of Account Value between subaccounts or between the Guaranteed Interest Account and the subaccounts which exceed twelve in any policy year. In addition, we reserve the right to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Guaranteed Interest Account or subaccounts after a transfer.

SURRENDERS AND POLICY LOANS

     You may also make full surrenders and partial surrenders from the Guaranteed Interest Account to the same extent as if you had invested in the
subaccounts. See "Full Surrender," page   and "Partial Surrender", page   .
Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, with respect to policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.

                             MORE ABOUT THE POLICY

OWNERSHIP

     The policy owner is the individual named as such in the application or in any later change shown in the Company's records. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

  Joint Owners

     If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

BENEFICIARY

     The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the policy owner or the policy owner's estate is the beneficiary.

     The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds.

  The Policy

     This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.

NOTIFICATION AND CLAIMS PROCEDURES

     Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

     If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.

PAYMENTS

     Within seven days after the Company receives all the information needed for processing a payment, the Company will:

          (1) Pay death benefit proceeds,

          (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts, and

          (3) Effect a transfer between subaccounts or from the Variable Account to the Guaranteed Interest Account.

     However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

     - The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

     - An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

PAYMENT PLAN/SETTLEMENT PROVISIONS

     Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

PAYMENT IN CASE OF SUICIDE

     If the insured dies by suicide, (1) while sane or insane, (2) within two years from the policy date or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

ASSIGNMENT

     You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may
generate taxable income. (See "Federal Income Tax Considerations", page   .)

ERRORS ON THE APPLICATION

     If the age or gender of the insured has been misstated, the death benefit under this policy will be the greater of:

          (1) What would be purchased by the most recent cost of insurance charge at the correct age and gender, or

          (2) The death benefit derived by multiplying the Account Value by the death benefit percentage for the correct age and gender.

If unisex cost of insurance rates apply, no adjustment will be made for a
misstatement of gender. See "Cost of Insurance," page   .

INCONTESTABILITY

     The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

          (1) The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the policy date; and

          (2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

POLICY ILLUSTRATIONS

     Upon request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions.

DISTRIBUTION OF THE POLICY

     MONY Securities Corp. ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company, is principal underwriter (distributor) of the policies. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The policies may also be sold through other broker/dealers authorized by MSC and applicable law to do so.

     Except where MSC has authorized other broker/dealers to sell the policies (as described in the preceding paragraph), compensation payable for the sale of the policies will be based upon the following schedule. After issue of the Contract, commissions will equal at most:

     - 15 percent of Target Premiums paid in policy years 1 and 2,

     - 12% of Target Premiums paid in policy years 3 through 5, and

     - 10% of Target Premiums paid in policy years 6 through 10.

Thereafter, commissions will equal at most 3.0 percent of any premiums. In addition, for as long as the policy is in effect, we may pay a commission up to
 .20% of the Account Value allocated to the subaccounts. Upon any subsequent unscheduled increase in Specified Amount, the same commission rates will apply to the premium amounts allocated to the new coverage segment. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

     Commissions may be required to be repaid to us if sales charges are refunded upon a full surrender or partial surrender of the policy or upon exercise of the exchange privileges during the first 24 months after the policy date.

     In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive noncash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

POLICY OWNER SERVICES

     The Company currently offers policy owners two services: Dollar Cost Averaging and Automatic Rebalancing. These services may be terminated at any time; owners of Policies in force at the time of termination utilizing these services will receive 30 days prior notice. There currently are no charges for these services and any transfers as a result of the operation of these services are not counted toward the limit of 12 transfers per Policy Year without a transfer charge. If the Company elects to impose a charge for these services, owners of policies in force at that time utilizing these services will receive 30 days prior notice. These services involve the sale of units in one or more subaccounts and the purchase of units in one or more other Subaccounts. This may result in a loss of Account Value.

 Dollar Cost Averaging

     Dollar Cost Averaging is available to owners of policies with at least $5,000 of Account Value allocated to the Money Market Subaccount. The main objective of Dollar Cost Averaging is to protect the Account Value from short-term price fluctuations. Under Dollar Cost Averaging the same dollar amount is transferred to other Subaccounts each period. Therefore, more units are purchased in a Subaccount if the value per unit that period is low, and fewer units are purchased if the value per unit that period is high. This plan of investing keeps the Policy Owner from investing too much when the price of shares is high and too little when the price of shares is low. There is no guarantee that this service will generate a profit or avoid a loss.

     Dollar Cost Averaging may be elected by completing and returning the form provided by us to Customer Service Center. Once the election is made, a designated dollar amount of Account Value will be transferred automatically from the Money Market Subaccount to one or more other Subaccounts of the Variable Account each period. Dollar Cost Averaging allocations may be made either monthly or quarterly. (Dollar Cost Averaging transfers may not be made to the Guaranteed Interest Account.) Dollar Cost Averaging may be terminated at a designated date or when the Money Market Subaccount reaches a pre-defined minimum balance.

     Each transfer under Dollar Cost Averaging must be at least $250. Each automatic monthly transfer will take place on the 10th day of each calendar month; automatic quarterly transfers take place on the 10th day of the last month of each calendar quarter. If Dollar Cost Averaging is elected at the time of application, transfers will begin in the appropriate calendar month following completion of the Right to Return Policy Period. If elected after issuance of the Policy, transfers will begin in the appropriate calendar month which is at least 30 days following our receipt of the request for Dollar Cost Averaging. If, at the time of any transfer, the amount in the Money Market Subaccount is equal to or less than the amount elected to be transferred, the entire remaining balance will be transferred and Dollar Cost Averaging will end. The amount to be transferred or the Subaccounts to which transfers are to be made may be changed once each Policy year. Dollar Cost Averaging may be canceled at any time by sending notice to our Customer Service Center which is received at the Center at least 10 days before the next transfer date.

     If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will take place first. Automatic Rebalancing will begin only after a monthly or quarterly Dollar Cost Averaging transfer has been completed.

 Automatic Rebalancing

     Automatic Rebalancing provides a method for maintaining a balanced approach to allocating Account Values among Subaccounts and simplifies the process of asset allocation over time.

     Automatic Rebalancing may be elected when application for a Policy is made or at any subsequent time by completing and returning to the Company at the Customer Service Center the form provided by the Company. Automatic Rebalancing matches Subaccount Account Value allocations over time to the most recently filed allocation percentages for new premiums allocated to the Subaccounts. As of the 10th day of the last month of each calendar quarter, the Company will automatically re-allocate the amounts in each of the Subaccounts into which premiums are allocated to match the premium allocation percentages. This will rebalance Subaccount Account Values that may be out of line with the allocation percentages indicated, which may result, for example, from Subaccounts which underperform other Subaccounts in certain quarters. Allocations to the Guaranteed Interest Account will not be rebalanced.

     If Automatic Rebalancing is elected with the application, the first transfer will occur on the 10th day of the last month of the calendar quarter which begins after the end of the Right to Return Policy Period. If elected after Policy issue, transfers will begin as of the 10th day of the last month of the calendar quarter which follows the Company's receipt of notification at the Customer Service Center.

     The Automatic Rebalancing feature percentages may be adjusted by changing the Policy's premium allocation percentages. If the Automatic Rebalancing feature is active on a Policy and a premium allocation which does not meet the Company's requirement is received, the Company will notify the Policy Owner that the allocation must be changed; any such request will not be processed unless a request for discontinuance of Automatic Rebalancing is received.

     Automatic Rebalancing may be terminated at any time, so long as notice of the termination is received at the Customer Service Center at least 10 days prior to the next scheduled transfer.

     If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will take place first. Automatic Rebalancing will begin only after Dollar Cost Averaging has ended.

                             MORE ABOUT THE COMPANY

MANAGEMENT

     The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company of America is 1740 Broadway, New York, New York 10019.

     Current Officers and Directors of MONY America are:

NAME                                                    POSITION AND OFFICES WITH DEPOSITOR
----                                                    -----------------------------------
Michael I. Roth..............................       Director, Chairman of the Board and Chief
                                                    Executive Officer
Samuel J. Foti...............................       Director, President and Chief Operating
                                                    Officer
Kenneth M. Levine............................       Director and Executive Vice President
Richard E. Connors...........................       Director
Richard Daddario.............................       Director, Vice President and Controller
Phillip A. Eisenberg.........................       Director, Vice President and Actuary
Margaret G. Gale.............................       Director, Vice President
Stephen J. Hall..............................       Director
Charles P. Leone.............................       Director, Vice President and Chief
                                                    Compliance Officer
Sam Chiodo...................................       Vice President - Corporate & Strategic
                                                    Marketing

NAME                                                    POSITION AND OFFICES WITH DEPOSITOR
----                                                    -----------------------------------
Edward E. Hill...............................       Vice President - Compliance
William D. Goodwin...........................       Vice President
Evelyn L. Peos...............................       Vice President and Illustration Actuary
Jacob Poleyeff...............................       Vice President - Agency Operations
Michael Slipowitz............................       Vice President
David S. Waldman.............................       Secretary
David V. Weigel..............................       Treasurer

     No officer or director listed above receives any compensation from MONY America Variable Account L. The Company or any of its affiliates has paid no separately allocable compensation to any person listed for services rendered to the Account.

STATE REGULATION

     The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

RECORDS AND ACCOUNTS

     Andesa, TPA, Inc., Suite 502, 1605 N. Cedar Crest Boulevard, Allentown, Pennsylvania, 18104, will act as transfer agent on behalf of the Company as it relates to the policies described in this Prospectus. In the role of transfer agent, Andesa will perform administrative functions, such as decreases, increases, surrenders, and partial surrenders, fund allocation changes and transfers on behalf of the Company.

     All records and accounts relating to the Separate Account and the Funds will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by Andesa on behalf of the Company.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which MONY America Variable Account L is a party, or which would materially affect MONY America Variable Account L.

LEGAL MATTERS

     Legal matters have been passed on by the Frederick C. Tedeschi, Vice President and Chief Counsel of the MONY Life Insurance Company in connection with:

     (1) The issue and sale of the policies described in this prospectus,

     (2) The organization of the Company,

     (3) The Company's authority to issue the policies under Arizona law, and

     (4) The validity of the forms of the policies under Arizona law.

     Frederick C. Tedeschi, Vice President and Chief Counsel -- Operations of MONY Life Insurance Company has passed upon legal matters relating to the federal securities and federal income tax laws.

REGISTRATION STATEMENT

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

     The audited financial statements for the Variable Account and for the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. The audited financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

FINANCIAL STATEMENTS


     The audited financial statements for MONY America Variable Account L are set forth herein, starting on page F-2. The audited financial statements of the Company are set forth herein, starting on page F-20.


     The financial statements of MONY America Variable Account L and of the Company have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account L and should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Report of Independent Accountants.........................  F-2
  Statements of assets and liabilities as of December 31,
     1998...................................................  F-3
  Statements of operations for the year ended December 31,
     1998...................................................  F-7
  Statements of changes in net assets.......................  F-11
  Notes to financial statements.............................  F-15
With respect to MONY Life Insurance Company of America:
  Report of Independent Accountants.........................  F-
  Statements of admitted assets, liabilities and surplus as
     of December 31, 1998 and 1997..........................  F-
  Statements of operations for the years ended December 31,
     1998 and 1997..........................................  F-
  Statements of capital and surplus for the years ended
     December 31, 1998 and 1997.............................  F-
  Statements of cash flows for the years ended December 31,
     1998 and 1997..........................................  F-
  Notes to financial statements.............................  F-

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the Contractholders of
MONY America Variable Account L -- Corporate Sponsored Variable Universal Life:


     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account L (comprising, respectively, Corporate Sponsored Variable Universal Life's Money Market, Intermediate Term Bond, Long Term Bond, Government Securities, Equity, Small Cap, Managed, International Growth, High Yield Bond, Capital Appreciation, Small Company Stock, Stock Index, Hard Assets, Worldwide Bond, Worldwide Emerging Markets, Equity Income, International Stock, New America Growth, and Personal Strategy Balance Subaccounts) at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
February 12, 1999

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                   ------------------------------------------------------
                                                                   MONY SERIES FUND, INC.
                                                   ------------------------------------------------------
                                                     MONEY       INTERMEDIATE    LONG TERM     GOVERNMENT
                                                     MARKET       TERM BOND         BOND       SECURITIES
                                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                   ----------    ------------    ----------    ----------
                     ASSETS
Investments at cost (Note 4).....................  $2,685,879      $299,078       $326,005      $863,223
                                                   ==========      ========       ========      ========
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)...........................  $2,685,879      $304,533       $337,155      $876,552
                                                   ----------      --------       --------      --------
Net assets.......................................  $2,685,879      $304,533       $337,155      $876,552
                                                   ==========      ========       ========      ========
Net assets consist of:
     Contractholders' net payments...............  $2,795,950      $296,720       $323,607      $862,480
     Cost of insurance and mortality & expense
       risk withdrawals (Note 3).................    (172,880)       (5,229)        (6,020)      (18,284)
     Undistributed net investment income.........      62,809         7,643          8,348        18,492
     Accumulated net realized gain (loss) on
       investments...............................           0           (56)            70           535
     Unrealized appreciation of investments......           0         5,455         11,150        13,329
                                                   ----------      --------       --------      --------
Net assets.......................................  $2,685,879      $304,533       $337,155      $876,552
                                                   ==========      ========       ========      ========
Number of units outstanding*.....................     251,238        28,549         30,651        82,700
                                                   ----------      --------       --------      --------
Net asset value per unit outstanding*............  $    10.69      $  10.67       $  11.00      $  10.60
                                                   ==========      ========       ========      ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1998

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        ---------------------------------------------------------------------
                                                            ENTERPRISE ACCUMULATION TRUST
                                        ---------------------------------------------------------------------
                                                                                  INTERNATIONAL    HIGH YIELD
                                          EQUITY      SMALL CAP      MANAGED         GROWTH           BOND
                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                        ----------    ----------    ----------    -------------    ----------
                ASSETS
Investments at cost (Note 4)..........   $33,658       $455,079      $926,260       $225,697        $406,572
                                         =======       ========      ========       ========        ========
Investments in Enterprise Accumulation
  Trust at net asset value (Note 2)...   $33,896       $430,952      $852,315       $228,520        $379,712
                                         -------       --------      --------       --------        --------
Net assets............................   $33,896       $430,952      $852,315       $228,520        $379,712
                                         =======       ========      ========       ========        ========
Net assets consist of:
     Contractholders' net payments....   $29,773       $421,241      $863,191       $218,324        $385,960
     Cost of insurance and mortality &
       expense risk withdrawals
       (Note 3).......................    (4,359)       (11,874)      (24,378)        (7,157)        (10,605)
     Undistributed net investment
       income.........................     1,962         44,291        86,341         14,276          31,562
     Accumulated net realized gain
       (loss) on investments..........     6,282          1,421         1,106            254            (345)
     Unrealized appreciation
       (depreciation) of
       investments....................       238        (24,127)      (73,945)         2,823         (26,860)
                                         -------       --------      --------       --------        --------
Net assets............................   $33,896       $430,952      $852,315       $228,520        $379,712
                                         =======       ========      ========       ========        ========
Number of units outstanding*..........     2,848         34,921        75,641         21,906          34,788
                                         -------       --------      --------       --------        --------
Net asset value per unit
  outstanding*........................   $ 11.90       $  12.34      $  11.27       $  10.43        $  10.91
                                         =======       ========      ========       ========        ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1998

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     -----------------------------------------------------------------------------
                                                    DREYFUS                    VAN ECK WORLDWIDE INSURANCE TRUST
                                     --------------------------------------   ------------------------------------
                                                      SMALL                                             WORLDWIDE
                                       CAPITAL       COMPANY       STOCK         HARD      WORLDWIDE     EMERGING
                                     APPRECIATION     STOCK        INDEX        ASSETS        BOND       MARKETS
                                      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                     ------------   ----------   ----------   ----------   ----------   ----------
              ASSETS
Investments at cost (Note 4).......    $413,277      $289,750    $3,270,213     $ 236       $19,355      $31,065
                                       ========      ========    ==========     =====       =======      =======
Investments in Dreyfus at net asset
  value (Note 2)...................    $480,425      $295,679    $3,902,550     $   0       $     0      $     0
Investments in Van Eck Worldwide
  Insurance Trust at net asset
  value (Note 2)...................           0             0             0       211        20,819       25,483
                                       --------      --------    ----------     -----       -------      -------
Net assets.........................    $480,425      $295,679    $3,902,550     $ 211       $20,819      $25,483
                                       ========      ========    ==========     =====       =======      =======
Net assets consist of:
     Contractholders' net
       payments....................    $418,884      $300,532    $3,278,262     $ 249       $19,734      $37,221
     Cost of insurance and
       mortality & expense risk
       withdrawals (Note 3)........     (11,643)      (10,707)      (73,421)       (8)         (409)      (1,847)
     Undistributed net investment
       income......................       3,990         1,046        40,138         0             0          197
     Accumulated net realized gain
       (loss) on investments.......       2,046        (1,121)       25,234        (5)           30       (4,506)
     Unrealized appreciation
       (depreciation) of
       investments.................      67,148         5,929       632,337       (25)        1,464       (5,582)
                                       --------      --------    ----------     -----       -------      -------
Net assets.........................    $480,425      $295,679    $3,902,550     $ 211       $20,819      $25,483
                                       ========      ========    ==========     =====       =======      =======
Number of units outstanding*.......      36,191        32,362       291,990        26         1,873        5,495
                                       --------      --------    ----------     -----       -------      -------
Net asset value per unit
  outstanding*.....................    $  13.27      $   9.14    $    13.37     $8.25       $ 11.11      $  4.64
                                       ========      ========    ==========     =====       =======      =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1998

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                   --------------------------------------------------------
                                                                        T. ROWE PRICE
                                                   --------------------------------------------------------
                                                                                                  PERSONAL
                                                     EQUITY      INTERNATIONAL    NEW AMERICA     STRATEGY
                                                     INCOME          STOCK          GROWTH        BALANCE
                                                   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                   ----------    -------------    -----------    ----------
                     ASSETS
Investments at cost (Note 4).....................   $50,488         $14,492         $43,998        $8,992
                                                    =======         =======         =======        ======
Investments in T. Rowe Price at net asset value
  (Note 2).......................................   $49,384         $15,049         $48,220        $8,919
                                                    -------         -------         -------        ------
Net assets.......................................   $49,384         $15,049         $48,220        $8,919
                                                    =======         =======         =======        ======
Net assets consist of:
     Contractholders' net payments...............   $49,520         $14,458         $43,641        $8,738
     Cost of insurance and mortality & expense
       risk withdrawals (Note 3).................      (687)           (200)           (606)         (121)
     Undistributed net investment income.........     1,643             235             953           372
     Accumulated net realized gain (loss) on
       investments...............................        12              (1)             10             3
     Unrealized appreciation (depreciation) of
       investments...............................    (1,104)            557           4,222           (73)
                                                    -------         -------         -------        ------
Net assets.......................................   $49,384         $15,049         $48,220        $8,919
                                                    =======         =======         =======        ======
Number of units outstanding*.....................     4,853           1,427           4,282           856
                                                    -------         -------         -------        ------
Net asset value per unit outstanding*............   $ 10.18         $ 10.54         $ 11.26        $10.41
                                                    =======         =======         =======        ======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                         ------------------------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                         ------------------------------------------------------------------------
                                            MONEY         INTERMEDIATE          LONG TERM          GOVERNMENT
                                            MARKET          TERM BOND             BOND             SECURITIES
                                          SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                         ------------   -----------------   -----------------   -----------------
                                         FOR THE YEAR    FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                            ENDED       JANUARY 23, 1998*   JANUARY 23, 1998*   FEBRUARY 9, 1998*
                                         DECEMBER 31,        THROUGH             THROUGH             THROUGH
                                             1998       DECEMBER 31, 1998   DECEMBER 31, 1998   DECEMBER 31, 1998
                                         ------------   -----------------   -----------------   -----------------
Dividend income........................  $    49,821         $ 7,643             $ 8,348            $ 18,492
                                         -----------         -------             -------            --------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales..................    5,606,246           6,353               7,236              76,822
  Cost of shares sold..................   (5,606,246)         (6,409)             (7,166)            (76,287)
                                         -----------         -------             -------            --------
Net realized gain (loss) on
  investments..........................            0             (56)                 70                 535
Net increase in unrealized appreciation
  of investments.......................            0           5,455              11,150              13,329
                                         -----------         -------             -------            --------
Net realized and unrealized gain on
  investments..........................            0           5,399              11,220              13,864
                                         -----------         -------             -------            --------
Net increase in net assets resulting
  from operations......................  $    49,821         $13,042             $19,568            $ 32,356
                                         ===========         =======             =======            ========

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        ---------------------------------------------------------------------
                                                            ENTERPRISE ACCUMULATION TRUST
                                        ---------------------------------------------------------------------
                                                                                  INTERNATIONAL    HIGH YIELD
                                          EQUITY      SMALL CAP      MANAGED         GROWTH           BOND
                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                        ----------    ----------    ----------    -------------    ----------
Dividend income.......................   $  1,531      $ 26,454      $ 67,233       $ 11,028        $ 29,756
                                         --------      --------      --------       --------        --------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.................     46,739        25,047        24,170         19,253          13,117
  Cost of shares sold.................    (40,498)      (23,794)      (23,204)       (18,939)        (13,479)
                                         --------      --------      --------       --------        --------
Net realized gain (loss) on
  investments.........................      6,241         1,253           966            314            (362)
Net increase (decrease) in unrealized
  appreciation of investments.........        (12)      (13,120)      (57,275)         5,752         (26,236)
                                         --------      --------      --------       --------        --------
Net realized and unrealized gain
  (loss) on investments...............      6,229       (11,867)      (56,309)         6,066         (26,598)
                                         --------      --------      --------       --------        --------
Net increase in net assets resulting
  from operations.....................   $  7,760      $ 14,587      $ 10,924       $ 17,094        $  3,158
                                         ========      ========      ========       ========        ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            ------------------------------------------------
                                                DREYFUS
                            ------------------------------------------------
                              CAPITAL        SMALL COMPANY         STOCK
                            APPRECIATION         STOCK             INDEX
                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                            ------------   ------------------   ------------
                            FOR THE YEAR     FOR THE PERIOD     FOR THE YEAR
                               ENDED       FEBRUARY 13, 1998*      ENDED
                            DECEMBER 31,        THROUGH         DECEMBER 31,
                                1998       DECEMBER 31, 1998        1998
                            ------------   ------------------   ------------
Dividend income...........    $  2,695          $ 1,046          $  39,642
                              --------          -------          ---------
Realized and unrealized
  gain (loss) on
  investments (Note 2):
  Proceeds from sales.....      15,339            8,286            282,082
  Cost of shares sold.....     (13,284)          (9,407)          (256,862)
                              --------          -------          ---------
Net realized gain (loss)
  on investments..........       2,055           (1,121)            25,220
Net increase (decrease) in
  unrealized appreciation
  of investments..........      68,575            5,929            632,283
                              --------          -------          ---------
Net realized and
  unrealized gain (loss)
  on
  investments.............      70,630            4,808            657,503
                              --------          -------          ---------
Net increase (decrease) in
  net assets resulting
  from operations.........    $ 73,325          $ 5,854          $ 697,145
                              ========          =======          =========

                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            ---------------------------------------------------------
                                        VAN ECK WORLDWIDE INSURANCE TRUST
                            ---------------------------------------------------------
                                  HARD              WORLDWIDE           WORLDWIDE
                                 ASSETS                BOND          EMERGING MARKETS
                               SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                            -----------------   ------------------   ----------------
                             FOR THE PERIOD       FOR THE PERIOD       FOR THE YEAR
                             JUNE 15, 1998*     FEBRUARY 13, 1998*        ENDED
                                 THROUGH             THROUGH           DECEMBER 31,
                            DECEMBER 31, 1998   DECEMBER 31, 1998          1998
                            -----------------   ------------------   ----------------
Dividend income...........        $  0                $    0             $   197
                                  ----                ------             -------
Realized and unrealized
  gain (loss) on
  investments (Note 2):
  Proceeds from sales.....          27                   600               4,017
  Cost of shares sold.....         (32)                 (570)             (8,462)
                                  ----                ------             -------
Net realized gain (loss)
  on investments..........          (5)                   30              (4,445)
Net increase (decrease) in
  unrealized appreciation
  of investments..........         (25)                1,464              (1,662)
                                  ----                ------             -------
Net realized and
  unrealized gain (loss)
  on
  investments.............         (30)                1,494              (6,107)
                                  ----                ------             -------
Net increase (decrease) in
  net assets resulting
  from operations.........        $(30)               $1,494             $(5,910)
                                  ====                ======             =======

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                             ------------------------------------------------------------------------------------
                                                                T. ROWE PRICE
                             ------------------------------------------------------------------------------------
                                   EQUITY            INTERNATIONAL          NEW AMERICA        PERSONAL STRATEGY
                                   INCOME                STOCK                 GROWTH               BALANCE
                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                             ------------------    ------------------    ------------------    ------------------
                               FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                             NOVEMBER 19, 1998*    NOVEMBER 19, 1998*    NOVEMBER 19, 1998*    NOVEMBER 19, 1998*
                                  THROUGH               THROUGH               THROUGH               THROUGH
                             DECEMBER 31, 1998     DECEMBER 31, 1998     DECEMBER 31, 1998     DECEMBER 31, 1998
                             ------------------    ------------------    ------------------    ------------------
Dividend income............       $ 1,643                $ 235                $   953                $ 372
                                  -------                -----                -------                -----
Realized and unrealized
  gain (loss) on
  investments
  (Note 2):
  Proceeds from sales......         1,211                  351                  1,067                  214
  Cost of shares sold......        (1,199)                (352)                (1,057)                (211)
                                  -------                -----                -------                -----
Net realized gain (loss) on
  investments..............            12                   (1)                    10                    3
Net increase (decrease) in
  unrealized appreciation
  of investments...........        (1,104)                 557                  4,222                  (73)
                                  -------                -----                -------                -----
Net realized and unrealized
  gain (loss) on
  investments..............        (1,092)                 556                  4,232                  (70)
                                  -------                -----                -------                -----
Net increase in net assets
  resulting from
  operations...............       $   551                $ 791                $ 5,185                $ 302
                                  =======                =====                =======                =====

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                               ---------------------------------------------------
                                                             MONY SERIES FUND, INC.
                                               ---------------------------------------------------
                                                           MONEY                   INTERMEDIATE
                                                           MARKET                   TERM BOND
                                                         SUBACCOUNT                 SUBACCOUNT
                                               ------------------------------   ------------------
                                                              FOR THE PERIOD      FOR THE PERIOD
                                               FOR THE YEAR   JULY 10, 1997**   JANUARY 23, 1998**
                                                  ENDED           THROUGH            THROUGH
                                               DECEMBER 31,    DECEMBER 31,        DECEMBER 31,
                                                   1998            1997                1998
                                               ------------   ---------------   ------------------
From operations:
  Net investment income......................  $    49,821      $    12,988          $  7,643
  Net realized gain (loss) on investments....            0                0               (56)
  Net increase in unrealized appreciation of
    investments..............................            0                0             5,455
                                               -----------      -----------          --------
Net increase in net assets resulting from
  operations.................................       49,821           12,988            13,042
                                               -----------      -----------          --------
From unit transactions:
  Net proceeds from the issuance of units....    6,078,380        1,961,819           296,772
  Net asset value of units redeemed or used
    to meet contract obligations.............   (4,286,177)      (1,130,952)           (5,281)
                                               -----------      -----------          --------
Net increase from unit transactions..........    1,792,203          830,867           291,491
                                               -----------      -----------          --------
Net increase in net assets...................    1,842,024          843,855           304,533
Net assets beginning of period...............      843,855                0                 0
                                               -----------      -----------          --------
Net assets end of period*....................  $ 2,685,879      $   843,855          $304,533
                                               ===========      ===========          ========
Units outstanding beginning of period........       83,085                0                 0
Units issued during the period...............      494,235          194,816            29,060
Units redeemed during the period.............     (326,082)        (111,731)             (511)
                                               -----------      -----------          --------
Units outstanding end of period..............      251,238           83,085            28,549
                                               ===========      ===========          ========

---------------
 *Includes undistributed net investment
  income of:.................................  $    62,809      $    12,988          $  7,643
**Commencement of operations.

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                               ------------------------------------------------------------------------
                                                       MONY SERIES FUND, INC.            ENTERPRISE ACCUMULATION TRUST
                                               ---------------------------------------   ------------------------------
                                                   LONG TERM            GOVERNMENT
                                                      BOND              SECURITIES                   EQUITY
                                                   SUBACCOUNT           SUBACCOUNT                 SUBACCOUNT
                                               ------------------   ------------------   ------------------------------
                                                 FOR THE PERIOD       FOR THE PERIOD                    FOR THE PERIOD
                                               JANUARY 23, 1998**   FEBRUARY 9, 1998**   FOR THE YEAR   JULY 23, 1997**
                                                    THROUGH              THROUGH            ENDED           THROUGH
                                                  DECEMBER 31,         DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                      1998                 1998              1998            1997
                                               ------------------   ------------------   ------------   ---------------
From operations:
  Net investment income......................       $  8,348             $ 18,492          $ 1,531          $   431
  Net realized gain (loss) on investments....             70                  535            6,241               41
  Net increase in unrealized appreciation of
    investments..............................         11,150               13,329              (12)             250
                                                    --------             --------          -------          -------
Net increase in net assets resulting from
  operations.................................         19,568               32,356            7,760              722
                                                    --------             --------          -------          -------
From unit transactions:
  Net proceeds from the issuance of units....        323,690              886,032           59,447           13,447
  Net asset value of units redeemed or used
    to meet contract obligations.............         (6,103)             (41,836)         (46,311)          (1,169)
                                                    --------             --------          -------          -------
Net increase from unit transactions..........        317,587              844,196           13,136           12,278
                                                    --------             --------          -------          -------
Net increase in net assets...................        337,155              876,552           20,896           13,000
Net assets beginning of period...............              0                    0           13,000                0
                                                    --------             --------          -------          -------
Net assets end of period*....................       $337,155             $876,552          $33,896          $13,000
                                                    ========             ========          =======          =======
Units outstanding beginning of period........              0                    0            1,232                0
Units issued during the period...............         31,230               86,711            5,434            1,345
Units redeemed during the period.............           (579)              (4,011)          (3,818)            (113)
                                                    --------             --------          -------          -------
Units outstanding end of period..............         30,651               82,700            2,848            1,232
                                                    ========             ========          =======          =======
---------------
 *Includes undistributed net investment
  income of:.................................       $  8,348             $ 18,492          $ 1,962          $   431
**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             ---------------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                             ---------------------------------------------------------------
                                                       SMALL CAP                         MANAGED
                                                       SUBACCOUNT                       SUBACCOUNT
                                             ------------------------------   ------------------------------
                                                            FOR THE PERIOD                   FOR THE PERIOD
                                             FOR THE YEAR   JULY 23, 1997**   FOR THE YEAR   JULY 23, 1997**
                                                ENDED           THROUGH          ENDED           THROUGH
                                             DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                 1998            1997             1998            1997
                                             ------------   ---------------   ------------   ---------------
From operations:
  Net investment income....................    $ 26,454        $ 17,837         $ 67,233        $ 19,108
  Net realized gain (loss) on
    investments............................       1,253             168              966             140
  Net increase (decrease) in unrealized
    appreciation of investments............     (13,120)        (11,007)         (57,275)        (16,670)
                                               --------        --------         --------        --------
Net increase in net assets resulting from
  operations...............................      14,587           6,998           10,924           2,578
                                               --------        --------         --------        --------
From unit transactions:
  Net proceeds from the issuance of
    units..................................     230,882         205,099          442,750         423,645
  Net asset value of units redeemed or used
    to meet contract obligations...........     (24,242)         (2,372)         (22,989)         (4,593)
                                               --------        --------         --------        --------
Net increase from unit transactions........     206,640         202,727          419,761         419,052
                                               --------        --------         --------        --------
Net increase in net assets.................     221,227         209,725          430,685         421,630
Net assets beginning of period.............     209,725               0          421,630               0
                                               --------        --------         --------        --------
Net assets end of period*..................    $430,952        $209,725         $852,315        $421,630
                                               ========        ========         ========        ========
Units outstanding beginning of period......      18,628               0           40,391               0
Units issued during the period.............      18,280          18,848           37,287          40,836
Units redeemed during the period...........      (1,987)           (220)          (2,037)           (445)
                                               --------        --------         --------        --------
Units outstanding end of period............      34,921          18,628           75,641          40,391
                                               ========        ========         ========        ========

---------------
 *Includes undistributed net investment
  income of:...............................    $ 44,291        $ 17,837         $ 86,341        $ 19,108
**Commencement of operations.

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             ---------------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                             ---------------------------------------------------------------
                                                  INTERNATIONAL GROWTH               HIGH YIELD BOND
                                                       SUBACCOUNT                       SUBACCOUNT
                                             ------------------------------   ------------------------------
                                                            FOR THE PERIOD                   FOR THE PERIOD
                                             FOR THE YEAR   JULY 23, 1997**   FOR THE YEAR   JULY 23, 1997**
                                                ENDED           THROUGH          ENDED           THROUGH
                                             DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                 1998            1997             1998            1997
                                             ------------   ---------------   ------------   ---------------
From operations:
  Net investment income....................    $ 11,028        $  3,248         $ 29,756        $  1,806
  Net realized gain (loss) on
    investments............................         314             (60)            (362)             17
  Net increase (decrease) in unrealized
    appreciation of investments............       5,752          (2,929)         (26,236)           (624)
                                               --------        --------         --------        --------
Net increase in net assets resulting from
  operations...............................      17,094             259            3,158           1,199
                                               --------        --------         --------        --------
From unit transactions:
  Net proceeds from the issuance of
    units..................................     120,360         110,383          232,444         157,186
  Net asset value of units redeemed or used
    to meet contract obligations...........     (18,780)           (796)         (12,715)         (1,560)
                                               --------        --------         --------        --------
Net increase from unit transactions........     101,580         109,587          219,729         155,626
                                               --------        --------         --------        --------
Net increase in net assets.................     118,674         109,846          222,887         156,825
Net assets beginning of period.............     109,846               0          156,825               0
                                               --------        --------         --------        --------
Net assets end of period*..................    $228,520        $109,846         $379,712        $156,825
                                               ========        ========         ========        ========
Units outstanding beginning of period......      12,091               0           14,882               0
Units issued during the period.............      11,665          12,113           21,095          15,033
Units redeemed during the period...........      (1,850)            (22)          (1,189)           (151)
                                               --------        --------         --------        --------
Units outstanding end of period............      21,906          12,091           34,788          14,882
                                               ========        ========         ========        ========
---------------
 *Includes undistributed net investment
  income of:...............................    $ 14,276        $  3,248         $ 31,562        $  1,806
**Commencement of operations.


                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                -------------------------------------------------------------------
                                                                              DREYFUS
                                                -------------------------------------------------------------------
                                                           CAPITAL                  SMALL COMPANY         STOCK
                                                         APPRECIATION                   STOCK             INDEX
                                                          SUBACCOUNT                 SUBACCOUNT         SUBACCOUNT
                                                ------------------------------   -------------------   ------------
                                                               FOR THE PERIOD      FOR THE PERIOD
                                                FOR THE YEAR   JULY 23, 1997**   FEBRUARY 13, 1998**   FOR THE YEAR
                                                   ENDED           THROUGH             THROUGH            ENDED
                                                DECEMBER 31,    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                    1998            1997                1998               1998
                                                ------------   ---------------   -------------------   ------------
From operations:
  Net investment income.......................    $  2,695        $  1,295            $  1,046          $   39,642
  Net realized gain (loss) on investments.....       2,055              (9)             (1,121)             25,220
  Net increase (decrease) in unrealized
    appreciation of investments...............      68,575          (1,427)              5,929             632,283
                                                  --------        --------            --------          ----------
  Net increase (decrease) in net assets
    resulting from operations.................      73,325            (141)              5,854             697,145
                                                  --------        --------            --------          ----------
From unit transactions:
  Net proceeds from the issuance of units.....     265,531         157,623             296,497           3,380,123
  Net asset value of units redeemed or used to
    meet contract obligations.................     (14,387)         (1,526)             (6,672)           (187,687)
                                                  --------        --------            --------          ----------
Net increase from unit transactions...........     251,144         156,097             289,825           3,192,436
                                                  --------        --------            --------          ----------
Net increase in net assets....................     324,469         155,956             295,679           3,889,581
Net assets beginning of period................     155,956               0                   0              12,969
                                                  --------        --------            --------          ----------
Net assets end of period*.....................    $480,425        $155,956            $295,679          $3,902,550
                                                  ========        ========            ========          ==========
Units outstanding beginning of period.........      15,519               0                   0               1,244
Units issued during the period................      22,391          15,672              33,108             306,624
Units redeemed during the period..............      (1,719)           (153)               (746)            (15,878)
                                                  --------        --------            --------          ----------
Units outstanding end of period...............      36,191          15,519              32,362             291,990
                                                  ========        ========            ========          ==========

---------------
 *Includes undistributed net investment income
  of:.........................................    $  3,990        $  1,295            $  1,046          $   40,138
**Commencement of operations.

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                -------------------------------------------------------
                                                    DREYFUS         VAN ECK WORLDWIDE INSURANCE TRUST
                                                ---------------   -------------------------------------
                                                     STOCK             HARD              WORLDWIDE
                                                     INDEX            ASSETS               BOND
                                                  SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                ---------------   ---------------   -------------------
                                                FOR THE PERIOD    FOR THE PERIOD      FOR THE PERIOD
                                                JULY 23, 1997**   JUNE 15, 1998**   FEBRUARY 13, 1998**
                                                    THROUGH           THROUGH             THROUGH
                                                 DECEMBER 31,      DECEMBER 31,        DECEMBER 31,
                                                     1997              1998                1998
                                                ---------------   ---------------   -------------------
From operations:
  Net investment income.......................      $   496            $  0               $     0
  Net realized gain (loss) on investments.....           14              (5)                   30
  Net increase (decrease) in unrealized
    appreciation of investments...............           54             (25)                1,464
                                                    -------            ----               -------
  Net increase (decrease) in net assets
    resulting from operations.................          564             (30)                1,494
                                                    -------            ----               -------
From unit transactions:
  Net proceeds from the issuance of units.....       13,566             249                19,806
  Net asset value of units redeemed or used to
    meet contract obligations.................       (1,161)             (8)                 (481)
                                                    -------            ----               -------
Net increase from unit transactions...........       12,405             241                19,325
                                                    -------            ----               -------
Net increase in net assets....................       12,969             211                20,819
Net assets beginning of period................            0               0                     0
                                                    -------            ----               -------
Net assets end of period*.....................      $12,969            $211               $20,819
                                                    =======            ====               =======
Units outstanding beginning of period.........            0               0                     0
Units issued during the period................        1,357              27                 1,919
Units redeemed during the period..............         (113)             (1)                  (46)
                                                    -------            ----               -------
Units outstanding end of period...............        1,244              26                 1,873
                                                    =======            ====               =======
---------------
 *Includes undistributed net investment income
  of:.........................................      $   496            $  0               $     0
**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                   ----------------------------------------------------
                                                         VAN ECK WORLDWIDE
                                                          INSURANCE TRUST              T. ROWE PRICE
                                                   ------------------------------   -------------------
                                                             WORLDWIDE                    EQUITY
                                                          EMERGING MARKETS                INCOME
                                                             SUBACCOUNT                 SUBACCOUNT
                                                   ------------------------------   -------------------
                                                                  FOR THE PERIOD      FOR THE PERIOD
                                                   FOR THE YEAR   JULY 23, 1997**   NOVEMBER 19, 1998**
                                                      ENDED           THROUGH             THROUGH
                                                   DECEMBER 31,    DECEMBER 31,        DECEMBER 31,
                                                       1998            1997                1998
                                                   ------------   ---------------   -------------------
From operations:
  Net investment income..........................    $   197          $     0             $ 1,643
  Net realized gain (loss) on investments........     (4,445)             (61)                 12
  Net increase (decrease) in unrealized
    appreciation of investments..................     (1,662)          (3,920)             (1,104)
                                                     -------          -------             -------
Net increase in net assets resulting from
  operations.....................................     (5,910)          (3,981)                551
                                                     -------          -------             -------
From unit transactions:
  Net proceeds from the issuance of units........     22,510           17,333              49,656
  Net asset value of units redeemed or used to
    meet contract obligations....................     (3,996)            (473)               (823)
                                                     -------          -------             -------
Net increase from unit transactions..............     18,514           16,860              48,833
                                                     -------          -------             -------
Net increase in net assets.......................     12,604           12,879              49,384
Net assets beginning of period...................     12,879                0                   0
                                                     -------          -------             -------
Net assets end of period*........................    $25,483          $12,879             $49,384
                                                     =======          =======             =======
Units outstanding beginning of period............      1,829                0                   0
Units issued during the period...................      4,961            1,883               4,934
Units redeemed during the period.................     (1,295)             (54)                (81)
                                                     -------          -------             -------
Units outstanding end of period..................      5,495            1,829               4,853
                                                     =======          =======             =======

---------------
 *Includes undistributed net investment income
  of:............................................    $   197          $     0             $ 1,643
  **Commencement of operations.

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                   ---------------------------------------------------------------

                                                                            T. ROWE PRICE
                                                   ---------------------------------------------------------------
                                                      INTERNATIONAL          NEW AMERICA        PERSONAL STRATEGY
                                                          STOCK                GROWTH                BALANCE
                                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                   -------------------   -------------------   -------------------
                                                     FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                                   NOVEMBER 19, 1998**   NOVEMBER 19, 1998**   NOVEMBER 19, 1998**
                                                         THROUGH               THROUGH               THROUGH
                                                      DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                                          1998                  1998                  1998
                                                   -------------------   -------------------   -------------------
From operations:
  Net investment income..........................        $   235               $   953               $   372
  Net realized gain (loss) on investments........             (1)                   10                     3
  Net increase (decrease) in unrealized
    appreciation of investments..................            557                 4,222                   (73)
                                                         -------               -------               -------
Net increase in net assets resulting from
  operations.....................................            791                 5,185                   302
                                                         -------               -------               -------
From unit transactions:
  Net proceeds from the issuance of units........         14,497                43,761                 8,762
  Net asset value of units redeemed or used to
    meet contract obligations....................           (239)                 (726)                 (145)
                                                         -------               -------               -------
Net increase from unit transactions..............         14,258                43,035                 8,617
                                                         -------               -------               -------
Net increase in net assets.......................         15,049                48,220                 8,919
Net assets beginning of period...................              0                     0                     0
                                                         -------               -------               -------
Net assets end of period*........................        $15,049               $48,220               $ 8,919
                                                         =======               =======               =======
Units outstanding beginning of period............              0                     0                     0
Units issued during the period...................          1,451                 4,354                   870
Units redeemed during the period.................            (24)                  (72)                  (14)
                                                         -------               -------               -------
Units outstanding end of period..................          1,427                 4,282                   856
                                                         =======               =======               =======
---------------
 *Includes undistributed net investment income
  of:............................................        $   235               $   953               $   372
  **Commencement of operations.


                        See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master and MONY Custom Equity Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies is presented here.

     There are currently nineteen Corporate Sponsored Variable Universal Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Investment Fund ("Dreyfus Fund"), the Dreyfus Stock Index Fund ("Dreyfus Index Fund"), and the Van Eck Worldwide Insurance Trust ("Van Eck Trust") (collectively, the "Funds"). The subaccounts of the Corporate Sponsored Variable Universal Life commenced operations during 1997 and 1998. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Investment:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolios, net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held, which approximates value.

     Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for 1998 aggregated $279,079.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in the MONY Series Funds, Inc. at cost, at December 31, 1998 consist of the following:

                                                MONEY       INTERMEDIATE    LONG TERM    GOVERNMENT
                                               MARKET        TERM BOND        BOND       SECURITIES
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                             -----------    ------------    ---------    ----------
Shares beginning of year:
  Shares...................................      843,855             0             0             0
  Amount...................................  $   843,855      $      0      $      0      $      0
                                             -----------      --------      --------      --------
Shares acquired:
  Shares...................................    7,398,449        26,737        23,678        83,672
  Amount...................................  $ 7,398,449      $297,844      $324,823      $921,018
Shares received for reinvestment of
  dividends:
  Shares...................................       49,821           714           641         1,748
  Amount...................................  $    49,821      $  7,643      $  8,348      $ 18,492
Shares redeemed:
  Shares...................................   (5,606,246)         (572)         (525)       (6,946)
  Amount...................................  $(5,606,246)     $ (6,409)     $ (7,166)     $(76,287)
                                             -----------      --------      --------      --------
Net change:
  Shares...................................    1,842,024        26,879        23,794        78,474
  Amount...................................  $ 1,842,024      $299,078      $326,005      $863,223
                                             -----------      --------      --------      --------
Shares end of year:
  Shares...................................    2,685,879        26,879        23,794        78,474
  Amount...................................  $ 2,685,879      $299,078      $326,005      $863,223
                                             ===========      ========      ========      ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Enterprise Accumulation Trust at cost, at December 31, 1998 consist of the following:

                                              SMALL COMPANY                 INTERNATIONAL    HIGH YIELD
                                  EQUITY          VALUE         MANAGED        GROWTH           BOND
                                 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                 ---------    -------------    ---------    -------------    ----------
Shares beginning of year:
  Shares.......................       370          7,855         10,339         17,774          27,465
  Amount.......................  $ 12,750       $220,732       $438,300       $112,775        $157,449
                                 --------       --------       --------       --------        --------
Shares acquired:
  Shares.......................     1,696          7,762          9,584         17,233          40,190
  Amount.......................  $ 59,875       $231,687       $443,931       $120,833        $232,846
Shares received for
  reinvestment of dividends:
  Shares.......................        42          1,010          1,658          1,699           5,435
  Amount.......................  $  1,531       $ 26,454       $ 67,233       $ 11,028        $ 29,756
Shares redeemed:
  Shares.......................    (1,187)          (876)          (567)        (2,801)         (2,380)
  Amount.......................  $(40,498)      $(23,794)      $(23,204)      $(18,939)       $(13,479)
                                 --------       --------       --------       --------        --------
Net change:
  Shares.......................       551          7,896         10,675         16,131          43,245
  Amount.......................  $ 20,908       $234,347       $487,960       $112,922        $249,123
                                 --------       --------       --------       --------        --------
Shares end of year:
  Shares.......................       921         15,751         21,014         33,905          70,710
  Amount.......................  $ 33,658       $455,079       $926,260       $225,697        $406,572
                                 ========       ========       ========       ========        ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Dreyfus and Van Eck Worldwide Insurance Trust at cost, at December 31, 1998 consist of the following:

                                              DREYFUS                          VAN ECK WORLDWIDE INSURANCE TRUST
                            -------------------------------------------    ------------------------------------------
                              CAPITAL       SMALL COMPANY      STOCK         HARD       WORLDWIDE       WORLDWIDE
                            APPRECIATION        STOCK          INDEX        ASSETS        BOND       EMERGING MARKETS
                             PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO
                            ------------    -------------    ----------    ---------    ---------    ----------------
Shares beginning of year:
  Shares..................       5,590               0              503         0              0           1,171
  Amount..................    $157,383        $      0       $   12,915      $  0        $     0         $16,799
                              --------        --------       ----------      ----        -------         -------
Shares acquired:
  Shares..................       8,112          20,093          128,278        26          1,747           2,930
  Amount..................    $266,483        $298,111       $3,474,518      $268        $19,925         $22,531
Shares received for
  reinvestment of
  dividends:
  Shares..................          77              68            1,333         0              0              20
  Amount..................    $  2,695        $  1,046       $   39,642      $  0        $     0         $   197
Shares redeemed:
  Shares..................        (475)           (567)         (10,110)       (3)           (52)           (542)
  Amount..................    $(13,284)       $ (9,407)      $ (256,862)     $(32)       $  (570)        $(8,462)
                              --------        --------       ----------      ----        -------         -------
Net change:
  Shares..................       7,714          19,594          119,501        23          1,695           2,408
  Amount..................    $255,894        $289,750       $3,257,298      $236        $19,355         $14,266
                              --------        --------       ----------      ----        -------         -------
Shares end of year:
  Shares..................      13,304          19,594          120,004        23          1,695           3,579
  Amount..................    $413,277        $289,750       $3,270,213      $236        $19,355         $31,065
                              ========        ========       ==========      ====        =======         =======

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in T. Rowe Price at cost, at December 31, 1998 consist of the following:

                                            EQUITY      INTERNATIONAL    NEW AMERICA    PERSONAL STRATEGY
                                            INCOME          STOCK          GROWTH            BALANCE
                                           PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO
                                           ---------    -------------    -----------    -----------------
Shares beginning of year:
  Shares.................................         0              0               0                0
  Amount.................................   $     0        $     0         $     0           $    0
                                            -------        -------         -------           ------
Shares acquired:
  Shares.................................     2,539          1,045           1,953              541
  Amount.................................   $50,044        $14,609         $44,102           $8,831
Shares received for reinvestment of
  dividends:
  Shares.................................        87             17              43               24
  Amount.................................   $ 1,643        $   235         $   953           $  372
Shares redeemed:
  Shares.................................       (61)           (25)            (47)             (13)
  Amount.................................   $(1,199)       $  (352)        $(1,057)          $ (211)
                                            -------        -------         -------           ------
Net change:
  Shares.................................     2,565          1,037           1,949              552
  Amount.................................   $50,488        $14,492         $43,998           $8,992
                                            -------        -------         -------           ------
Shares end of year:
  Shares.................................     2,565          1,037           1,949              552
  Amount.................................   $50,488        $14,492         $43,998           $8,992
                                            =======        =======         =======           ======

                                   APPENDIX A

                          DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                      ATTAINED AGE                        DEATH BENEFIT
                      ------------                        -------------
40 and Under............................................       250%
41......................................................       243
42......................................................       236
43......................................................       229
44......................................................       222
45......................................................       215
46......................................................       209
47......................................................       203
48......................................................       197
49......................................................       191
50......................................................       185
51......................................................       178
52......................................................       171
53......................................................       164
54......................................................       157
55......................................................       150
56......................................................       146
57......................................................       142
58......................................................       138
59......................................................       134
60......................................................       130
61......................................................       128
62......................................................       126
63......................................................       124
64......................................................       122
65......................................................       120
66......................................................       119
67......................................................       118
68......................................................       117
69......................................................       116
70......................................................       115
71......................................................       113
72......................................................       111
73......................................................       109
74......................................................       107
75-90...................................................       105
91......................................................       104
92......................................................       103
93......................................................       102
94......................................................       101
95......................................................       100

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX B

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                  ATTAINED AGE                      APPLICABLE PERCENTAGE
                  ------------                      ---------------------
40 and Under....................................             250%
41..............................................             243
42..............................................             236
43..............................................             229
44..............................................             222
45..............................................             215
46..............................................             209
47..............................................             203
48..............................................             197
49..............................................             191
50..............................................             185
51..............................................             178
52..............................................             211
53..............................................             210
54..............................................             208
55..............................................             206
56..............................................             204
57..............................................             203
58..............................................             202
59..............................................             203
60..............................................             204
61..............................................             205
62..............................................             206
63..............................................             207
64..............................................             208
65..............................................             209
66..............................................             210
67..............................................             211
68..............................................             212
69..............................................             213
70..............................................             214
71..............................................             215
72..............................................             216
73..............................................             217
74..............................................             218
75..............................................             214
76..............................................             207
77..............................................             199
78..............................................             192
79..............................................             186
80..............................................             180
81..............................................             174
82..............................................             169
83..............................................             164
84..............................................             159
85..............................................             145
86..............................................             133

                  ATTAINED AGE                      APPLICABLE PERCENTAGE
                  ------------                      ---------------------
87..............................................             120
88..............................................             105
89..............................................             105
90..............................................             105
91..............................................             104
92..............................................             103
93..............................................             102
94..............................................             101
95..............................................             100

                                   APPENDIX C

                          DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST

                                      MALE

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
18.........................         728.68%                      590.77%
19.........................         707.62                       574.17
20.........................         687.37                       558.07
21.........................         667.46                       542.22
22.........................         647.92                       526.63
23.........................         628.74                       511.31
24.........................         609.54                       496.26
25.........................         590.76                       481.26
26.........................         572.38                       466.56
27.........................         554.10                       451.96
28.........................         536.27                       437.70
29.........................         518.88                       423.75
30.........................         501.92                       410.14
31.........................         485.40                       397.00
32.........................         469.31                       384.18
33.........................         453.85                       371.79
34.........................         438.80                       359.81
35.........................         424.14                       348.23
36.........................         410.04                       337.03
37.........................         396.46                       326.18
38.........................         383.38                       315.76
39.........................         370.76                       305.81
40.........................         358.57                       296.22
41.........................         346.81                       287.04
42.........................         335.54                       278.22
43.........................         324.63                       269.81
44.........................         314.16                       261.75
45.........................         304.09                       254.03
46.........................         294.39                       246.61
47.........................         285.04                       239.50
48.........................         276.02                       232.68
49.........................         267.36                       226.16
50.........................         259.04                       219.90
51.........................         251.02                       213.88
52.........................         243.33                       208.11
53.........................         235.94                       202.60
54.........................         228.86                       197.34
55.........................         222.06                       192.33
56.........................         215.56                       187.55
57.........................         209.33                       182.99
58.........................         203.37                       178.63
59.........................         197.66                       174.46
60.........................         192.20                       170.45
61.........................         186.98                       166.61

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
62.........................         181.99                       162.94
63.........................         177.22                       159.45
64.........................         172.68                       156.13
65.........................         168.35                       152.99
66.........................         164.24                       150.02
67.........................         160.33                       147.20
68.........................         156.60                       144.52
69.........................         153.06                       141.95
70.........................         149.67                       139.49
71.........................         146.45                       137.14
72.........................         143.43                       134.90
73.........................         140.55                       132.78
74.........................         137.83                       130.79
75.........................         135.30                       128.92
76.........................         132.92                       127.18
77.........................         130.69                       125.56
78.........................         128.59                       124.03
79.........................         126.59                       122.59
80.........................         124.70                       121.20
81.........................         122.89                       119.86
82.........................         121.17                       118.59
83.........................         119.55                       117.37
84.........................         118.03                       116.23
85.........................         116.60                       115.14
86.........................         115.26                       114.11
87.........................         113.97                       113.09
88.........................         112.72                       112.05
89.........................         111.47                       111.00
90.........................         110.17                       109.86
91.........................         108.76                       108.59
92.........................         107.18                       107.09
93.........................         105.31                       105.27
94.........................         103.00                       102.99
95.........................         100.00                       100.00

                                   APPENDIX D

                          DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST

                                     FEMALE

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
18.........................         834.33%                      734.20%
19.........................         807.96                       710.85
20.........................         782.15                       688.01
21.........................         756.99                       666.21
22.........................         733.03                       644.93
23.........................         709.65                       624.17
24.........................         686.84                       603.93
25.........................         664.60                       584.56
26.........................         642.93                       565.67
27.........................         621.82                       547.24
28.........................         601.64                       529.58
29.........................         581.97                       512.35
30.........................         562.81                       495.56
31.........................         544.16                       479.44
32.........................         526.29                       463.72
33.........................         508.89                       448.60
34.........................         491.95                       434.04
35.........................         475.69                       420.02
36.........................         459.86                       406.34
37.........................         444.65                       393.15
38.........................         430.01                       380.55
39.........................         415.92                       368.49
40.........................         402.34                       356.94
41.........................         389.25                       345.85
42.........................         376.74                       335.30
43.........................         364.65                       325.13
44.........................         353.07                       315.41
45.........................         341.85                       306.10
46.........................         331.09                       297.10
47.........................         320.73                       288.44
48.........................         310.68                       280.11
49.........................         300.99                       272.07
50.........................         291.71                       264.37
51.........................         282.75                       256.96
52.........................         274.14                       249.83
53.........................         265.85                       242.95
54.........................         257.86                       236.34
55.........................         250.15                       229.97
56.........................         242.74                       223.86
57.........................         235.60                       217.95
58.........................         228.71                       212.21
59.........................         222.05                       206.64
60.........................         215.61                       201.22
61.........................         209.36                       195.96

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
62.........................         203.34                       190.86
63.........................         197.56                       185.95
64.........................         192.00                       181.25
65.........................         186.70                       176.77
66.........................         181.65                       172.48
67.........................         176.83                       168.37
68.........................         172.20                       164.42
69.........................         167.73                       160.60
70.........................         163.41                       156.89
71.........................         159.25                       153.30
72.........................         155.27                       149.84
73.........................         151.47                       146.54
74.........................         147.87                       143.42
75.........................         144.48                       140.48
76.........................         141.28                       137.72
77.........................         138.27                       135.12
78.........................         135.43                       132.65
79.........................         132.74                       130.32
80.........................         130.18                       128.09
81.........................         127.75                       125.96
82.........................         125.46                       123.93
83.........................         123.30                       122.01
84.........................         121.27                       120.20
85.........................         119.37                       118.50
86.........................         117.58                       116.89
87.........................         115.88                       115.36
88.........................         114.25                       113.87
89.........................         112.64                       112.39
90.........................         111.03                       110.86
91.........................         109.35                       109.25
92.........................         107.54                       107.49
93.........................         105.49                       105.47
94.........................         103.05                       103.05
95.........................         100.00                       100.00

                                   APPENDIX E

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST
                                      MALE

           APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
ATTAINED        NON-SMOKER                SMOKER
--------   ---------------------   ---------------------
   18                728.68%                 590.77%
   19                707.62                  574.17
   20                687.37                  558.07
   21                667.46                  542.22
   22                647.92                  526.63
   23                628.74                  511.31
   24                609.54                  496.26
   25                590.76                  481.26
   26                572.38                  466.56
   27                554.10                  451.96
   28                536.27                  437.70
   29                518.88                  423.75
   30                501.92                  410.14
   31                485.40                  397.00
   32                469.31                  384.18
   33                453.85                  371.79
   34                438.80                  359.81
   35                424.14                  348.23
   36                410.04                  337.03
   37                396.46                  326.18
   38                383.38                  315.76
   39                370.76                  305.81
   40                358.57                  296.22
   41                346.81                  287.04
   42                335.54                  278.22
   43                324.63                  269.81
   44                314.16                  261.75
   45                304.09                  254.03
   46                294.39                  246.61
   47                285.04                  239.50
   48                276.02                  232.68
   49                267.36                  226.16
   50                259.04                  219.90
   51                251.02                  213.88
   52                247.00                  211.25
   53                244.00                  209.53
   54                241.00                  207.81
   55                238.00                  206.14
   56                235.00                  204.47
   57                232.00                  202.80
   58                230.00                  202.03

           APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
ATTAINED        NON-SMOKER                SMOKER
--------   ---------------------   ---------------------
   59                230.00                  203.00
   60                230.00                  203.98
   61                230.00                  204.95
   62                230.00                  205.93
   63                230.00                  206.95
   64                230.00                  207.96
   65                230.00                  209.01
   66                230.00                  210.08
   67                230.00                  211.17
   68                230.00                  212.25
   69                230.00                  213.31
   70                230.00                  214.36
   71                230.00                  215.38
   72                230.00                  216.32
   73                230.00                  217.29
   74                230.00                  218.24
   75                221.89                  211.43
   76                214.00                  204.76
   77                205.18                  197.13
   78                196.74                  189.77
   79                189.89                  183.88
   80                183.31                  178.16
   81                176.96                  172.61
   82                170.85                  167.21
   83                164.98                  161.98
   84                159.34                  156.91
   85                145.75                  143.93
   86                132.55                  131.22
   87                119.67                  118.74
   88                112.72                  112.05
   89                111.47                  111.00
   90                110.17                  109.86
   91                108.76                  108.59
   92                107.18                  107.09
   93                105.31                  105.27
   94                103.00                  102.99
   95                100.00                  100.00

                                   APPENDIX F

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST
                                     FEMALE

ATTAINED   APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
  AGE           NON-SMOKER                SMOKER
--------   ---------------------   ---------------------
   18                834.33%                 734.20%
   19                807.96                  710.85
   20                782.15                  688.01
   21                756.99                  666.21
   22                733.03                  644.93
   23                709.65                  624.17
   24                686.84                  603.93
   25                664.60                  584.56
   26                642.93                  565.67
   27                621.82                  547.24
   28                601.64                  529.58
   29                581.97                  512.35
   30                562.81                  495.56
   31                544.16                  479.44
   32                526.29                  463.72
   33                508.89                  448.60
   34                491.95                  434.04
   35                475.69                  420.02
   36                459.86                  406.34
   37                444.65                  393.15
   38                430.01                  380.55
   39                415.92                  368.49
   40                402.34                  356.94
   41                389.25                  345.85
   42                376.74                  335.30
   43                364.65                  325.13
   44                353.07                  315.41
   45                341.85                  306.10
   46                331.09                  297.10
   47                320.73                  288.44
   48                310.68                  280.11
   49                300.99                  272.07
   50                291.71                  264.37
   51                282.75                  256.96
   52                278.27                  253.60
   53                274.93                  251.25
   54                271.54                  248.87
   55                268.10                  246.47
   56                264.63                  244.05
   57                261.11                  241.54
   58                258.66                  240.00
   59                258.39                  240.05

ATTAINED   APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
  AGE           NON-SMOKER                SMOKER
--------   ---------------------   ---------------------
   60                258.02                  240.80
   61                257.53                  241.05
   62                256.99                  241.22
   63                256.40                  241.34
   64                255.74                  241.41
   65                255.07                  241.50
   66                254.38                  241.53
   67                253.67                  241.53
   68                252.90                  241.48
   69                252.06                  241.33
   70                251.12                  241.10
   71                250.12                  240.76
   72                248.99                  240.27
   73                247.88                  239.81
   74                246.75                  239.32
   75                236.94                  230.39
   76                227.46                  221.72
   77                217.08                  212.13
   78                207.21                  202.96
   79                199.11                  195.47
   80                191.37                  188.29
   81                183.97                  181.38
   82                176.90                  174.74
   83                170.15                  168.37
   84                163.72                  162.26
   85                149.21                  148.13
   86                135.22                  134.43
   87                121.68                  121.13
   88                114.25                  113.87
   89                112.64                  112.39
   90                111.03                  110.86
   91                109.35                  109.25
   92                107.54                  107.49
   93                105.49                  105.47
   94                103.05                  103.05
   95                100.00                  100.00

                                   APPENDIX G

              ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND
                   SURRENDER VALUES, AND ACCUMULATED PREMIUMS

     The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Account Values and Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

     The Policies illustrated include the following:

                                                               DEF. OF     DEATH                 TARGET
                                                              LIFE INS.   BENEFIT   SPECIFIED    DEATH        SEE
SEX   AGE    UNDERWRITING METHOD             SMOKER             TEST      OPTION     AMOUNT     BENEFIT      PAGES
---   ---    -------------------             ------           ---------   -------   ---------   -------      -----
Male  45    Guaranteed Issue        Non-smoker                  CVAT         1      $500,000    $500,000   G-5, G-11
Male  45    Guaranteed Issue        Non-smoker                  CVAT         1      $250,000    $500,000   G-17, G-23
Male  45    Medical Issue           Preferred Non-smoker        CVAT         1      $500,000    $500,000   G-29, G-35
Male  45    Medical Issue           Standard Smoker             CVAT         1      $500,000    $500,000   G-41, G-47
Male  45    Guaranteed Issue        Non-smoker                  CVAT         1      $500,000    $500,000   G-53, G-59
Male  45    Guaranteed Issue        Non-smoker                   GPT         1      $500,000    $500,000   G-65, G-71
Male  45    Guaranteed Issue        Non-smoker                  CVAT         1      $500,000    $500,000   G-77, G-83

     The tables show how death benefits, Account Values and Surrender Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the Death Benefits, Account Values and Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

The fourth column of each table shows what would happen if an amount equal to the premiums (shown in the third column) were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made a the beginning of the year.

The amounts shown for death benefits, Account Values, and Surrender Values sections reflect the fact that the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied, including the premium loads, administrative charges, mortality and expense risk charges, and Sales Charges. The difference between the Account Value and the Surrender Value in the first three years is the refund of Sales Charges.

The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost of Insurance, page 35) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds. These charges include the charge to Portfolio assets for investment management and direct expenses. The initial mortality and expense risk charge is .60% annually on a guaranteed basis; illustrations showing current rates reflect a reduction of .30% of the Account Value beginning after the tenth Policy Anniversary; and illustrations showing guaranteed rates reflect a mortality and expense risk charge of .45% annually beginning on and after the tenth Policy Anniversary.


Since the Company is unable to predict how a particular Policy owner will allocate net premium payments and cash values among the available Subaccounts, the Company has assumed that the daily investment advisory fee and other expenses of the hypothetical portfolio was deducted at a rate equivalent to 0.70% of the aggregate average daily net assets of the Portfolio. Of course, the investment advisory fee and other expenses actually incurred will depend upon the Policy owner's choice of Subaccounts. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included in the tables.


The effect of these investment management and direct expenses on a 0% gross rate of return would result in a net rate of return of -0.70%, on 6% it would be 5.30%, and on 12% it would be 11.30%.

The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6%, and 12%.

The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed insured, underwriting and premium class assumptions and an initial Specified Amount, Target Death Benefit, and Scheduled Premium Payments of the applicant's choice. In addition, the individual chosen Definition of Life Insurance Test will be illustrated. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide, upon request, an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

The following is the Disclosure and Notes to Illustration which precede each of the flexible premium variable life to age 95 standard ledger statements which follow and which begin on pages G-5

                  THESE ILLUSTRATIONS ARE NOT VALID IN FLORIDA

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                                   DISCLOSURE

                               BRIEF DESCRIPTION

     The Death Benefit, Account Value and Surrender Value of Flexible Premium Variable Life Insurance may vary up and down to reflect the investment experience of the subaccounts of the Separate Account and are based on hypothetical investment return assumptions. Each illustration assumes that the combination of the amounts allocated by a policyowner to the subaccounts experienced hypothetical gross rate of investment return equivalent to 0% and any other rate specified to a maximum of 12%.

     These illustrations of Death Benefit, Account Value and Surrender Value are designed to show the way in which Flexible Premium Variable Life Insurance operates and help make it possible to compare it with other variable life insurance illustrations. The hypothetical returns are not intended as estimates of the future performance of any subaccounts. MONY Life Insurance Company of America is not able to predict the future performance of the subaccounts.

     Illustrations based on assumed constant rates of return do not show fluctuation in the Death Benefit, Account Value and Surrender Value that can occur with an actual policy. Since the values of the subaccounts vary up and down, variable life insurance benefits will also vary. Depending on investment allocations made to the subaccounts, benefits may vary up and down, unless the actual rates of return are identical for all subaccounts.


     If the illustration reflects loan or partial surrenders the amounts there of will be shown in columns headed "ANNUAL LOAN" and "PARTIAL SURRENDR fr INSUR CONTRACT".


     The policy is a Flexible Premium Variable Life Insurance policy. The initial premium is due on or before delivery of the policy. You can choose the amount and frequency of premium payments within certain limits.

     The maximum loan value is equal to 90% of the Account Value.

DISTRIBUTED BY:  MONY SECURITIES CORPORATION, MEMBER NASD, SIPC
                   1740 BROADWAY
                   NEW YORK, NEW YORK 10019
                   1-800-736-0166

ILLUSTRATIONS MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                             NOTES TO ILLUSTRATION

     The Death Benefit, Account Value and Surrender Value under the policy are discussed in the prospectus and in your policy. The amounts shown for the Death Benefit, Account Value and Surrender Value are as of the end of the policy year and take into consideration the operating charges and expense charges of the underlying funds including the investment advisory services.

     The daily charge for investment advisory services and operating expenses of each of the Funds, after reimbursement, varies by subaccount and ranges from 0.00% to 1.19% on an annualized basis. Since a specific allocation amongst subaccounts is not assumed in the illustration the charge assumed is equivalent to an annual rate of 0.70%. The actual charge will depend upon the Policy owner's choice of Subaccounts.

     The charges assumed for investment advisory services and expenses is effectively subtracted from the hypothetical gross investment rate of return. The resulting net investment rate of return is shown in parenthesis next to the hypothetical gross rate.

1. In Compliance Report 1 the "ASSUME USE OF GUARANTEED MORTALITY" columns, guaranteed cost of insurance rates are charged.

2. In Compliance Report 2 the "ASSUME USE OF CURRENT MORTALITY" columns, current cost of insurance rates are charged.

3. In Compliance Reports 1 and 2, column (2) shows the amount to which the premium paid for the policy to the end of a policy year would accumulate if an amount equal to such premiums were invested to earn interest, after taxes at 5% compounded annually.

4. In Compliance Reports 1 and 2, column (3) reflects any loans that have been requested.

5. In Compliance Reports 1 and 2, column (4) reflects any partial surrender that have been requested. A partial surrender could reduce the Death Benefit, and will reduce the Account Value and Surrender Value by the amount surrendered plus a transaction fee which is the lesser of $25 or 2% of the amount surrendered.

6. The term "COST OF MONEY %" is the opportunity cost. The hypothetical rate assumes the return of earned interest for other possible investments.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR.      @ 0%     @ 0%     @ 0%      @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  --------  -------  -------  --------  -------  -------
    1   46   26,225   27,536       0         0     23,697   21,336  500,000    25,026   22,666  500,000
    2   47   26,225   56,449       0         0     43,590   42,016  500,000    47,579   46,005  500,000
    3   48   26,225   86,808       0         0     63,184   62,397  500,000    71,203   70,416  500,000
    4   49   26,225  118,684       0         0     82,479   82,479  500,000    95,953   95,953  500,000
    5   50   26,225  152,155       0         0    102,243  102,243  500,000   122,654  122,654  500,000
    6   51   26,225  187,298       0         0    121,705  121,705  500,000   150,599  150,599  500,000
    7   52   26,225  224,200       0         0    140,839  140,839  500,000   179,834  179,834  500,000
    8   53        0  235,410       0         0    136,818  136,818  500,000   186,226  186,226  500,000
    9   54        0  247,180       0         0    132,607  132,607  500,000   192,764  192,764  500,000
   10   55        0  259,539       0         0    128,202  128,202  500,000   199,464  199,464  500,000
   11   56        0  272,516       0         0    123,744  123,744  500,000   206,619  206,619  500,000
   12   57        0  286,142       0         0    118,986  118,986  500,000   213,927  213,927  500,000
   13   58        0  300,449       0         0    113,919  113,919  500,000   221,410  221,410  500,000
   14   59        0  315,471       0         0    108,491  108,491  500,000   229,056  229,056  500,000
   15   60        0  331,245       0         0    102,643  102,643  500,000   236,857  236,857  500,000
   16   61        0  347,807       0         0     96,315   96,315  500,000   244,808  244,808  500,000
   17   62        0  365,197       0         0     89,443   89,443  500,000   252,907  252,907  500,000
   18   63        0  383,457       0         0     81,957   81,957  500,000   261,154  261,154  500,000
   19   64        0  402,630       0         0     73,681   73,681  500,000   269,497  269,497  500,000
   20   65        0  422,762       0         0     64,581   64,581  500,000   277,972  277,972  500,000
   21   66        0  443,900       0         0     54,458   54,458  500,000   286,539  286,539  500,000
   22   67        0  466,095       0         0     43,206   43,206  500,000   295,216  295,216  500,000
   23   68        0  489,399       0         0     30,646   30,646  500,000   304,003  304,003  500,000
   24   69        0  513,869       0         0     16,582   16,582  500,000   312,907  312,907  500,000
   25   70        0  539,563       0         0        851      851  500,000   321,963  321,963  500,000
   26   71        0  566,541       0         0          0        0        0   331,153  331,153  500,000
   27   72        0  594,868       0         0          0        0        0   340,366  340,366  500,000
   28   73        0  624,611       0         0          0        0        0   349,786  349,786  501,697
   29   74        0  655,842       0         0          0        0        0   359,295  359,295  504,989
   30   75        0  688,634       0         0          0        0        0   368,842  368,842  508,375
   31   76        0  723,066       0         0          0        0        0   378,407  378,407  511,984
   32   77        0  759,219       0         0          0        0        0   387,941  387,941  515,651
   33   78        0  797,180       0         0          0        0        0   397,446  397,446  519,422
   34   79        0  837,039       0         0          0        0        0   406,965  406,965  523,317
   35   80        0  878,891       0         0          0        0        0   416,528  416,528  527,282
   36   81        0  922,836       0         0          0        0        0   426,136  426,136  531,392
   37   82        0  968,977       0         0          0        0        0   435,769  435,769  535,516
   38   83        0  1,017,426      0        0          0        0        0   445,390  445,390  539,679
   39   84        0  1,068,298      0        0          0        0        0   454,987  454,987  543,937
   40   85        0  1,121,712      0        0          0        0        0   464,542  464,542  548,298

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)       (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)           PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM          SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR      @ 0%     @ 0%     @ 0%      @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN  CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  --------  --------  -------  -------  --------  -------  -------
   41   86        0  1,177,798      0        0         0        0        0   474,100  474,100  552,801
   42   87        0  1,236,688      0        0         0        0        0   483,725  483,725  557,514
   43   88        0  1,298,522      0        0         0        0        0   493,524  493,524  562,469
   44   89        0  1,363,449      0        0         0        0        0   503,651  503,651  567,715
   45   90        0  1,431,621      0        0         0        0        0   514,293  514,293  573,282
   46   91        0  1,503,202      0        0         0        0        0   525,731  525,731  579,198
   47   92        0  1,578,362      0        0         0        0        0   538,350  538,350  585,510
   48   93        0  1,657,280      0        0         0        0        0   552,729  552,729  592,415
   49   94        0  1,740,144      0        0         0        0        0   569,799  569,799  600,056
   50   95        0  1,827,151      0        0         0        0        0   591,072  591,072  608,804

         Illustration Received _________________________________________________
                               (Signature of Applicant/Policyholder(s) and Date)

         Illustration Delivered_________________________________________________
                                     (Signature of Representative and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 6.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                    DATE PREPARED: 11/6/1996


NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                                   (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)        (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL    PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY     ACCUM.  ANNUAL  FR INSUR.      @ 0%     @ 0%     @ 0%      @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM       @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  ---------  ------  ---------  --------  -------  -------  --------  -------  -------
    1   46   26,225     27,536       0         0     23,697   21,336  500,000    25,026   22,666  500,000
    2   47   26,225     56,449       0         0     43,862   42,289  500,000    47,858   46,285  500,000
    3   48   26,225     86,808       0         0     63,663   62,876  500,000    71,709   70,922  500,000
    4   49   26,225    118,684       0         0     83,152   83,152  500,000    96,684   96,684  500,000
    5   50   26,225    152,155       0         0    103,052  103,052  500,000   123,563  123,563  500,000
    6   51   26,225    187,298       0         0    122,731  122,731  500,000   151,772  151,772  500,000
    7   52   26,225    224,200       0         0    142,198  142,198  500,000   181,387  181,387  500,000
    8   53        0    235,410       0         0    138,640  138,640  500,000   188,289  189,289  500,000
    9   54        0    247,180       0         0    135,068  135,068  500,000   195,509  195,509  500,000
   10   55        0    259,539       0         0    131,482  131,482  500,000   203,064  203,064  500,000
   11   56        0    272,516       0         0    128,270  128,270  500,000   211,612  211,612  500,000
   12   57        0    286,142       0         0    124,985  124,985  500,000   220,560  220,560  500,000
   13   58        0    300,449       0         0    121,490  121,490  500,000   229,833  229,833  500,000
   14   59        0    315,471       0         0    117,783  117,783  500,000   239,460  239,460  500,000
   15   60        0    331,245       0         0    113,813  113,813  500,000   249,441  249,441  500,000
   16   61        0    347,807       0         0    109,483  109,483  500,000   259,751  259,751  500,000
   17   62        0    365,197       0         0    104,833  104,833  500,000   270,453  270,453  505,693
   18   63        0    383,457       0         0     99,806   99,806  500,000   281,540  281,540  512,374
   19   64        0    402,630       0         0     94,394   94,394  500,000   293,024  293,024  519,298
   20   65        0    422,762       0         0     88,635   88,635  500,000   304,946  304,946  526,581
   21   66        0    443,900       0         0     82,420   82,420  500,000   317,282  317,282  534,144
   22   67        0    466,095       0         0     75,783   75,783  500,000   330,089  330,089  542,139
   23   68        0    489,399       0         0     68,609   68,609  500,000   343,353  343,353  550,497
   24   69        0    513,869       0         0     60,720   60,720  500,000   357,035  357,035  559,117
   25   70        0    539,563       0         0     51,874   51,874  500,000   371,081  371,081  567,976
   26   71        0    566,541       0         0     42,081   42,081  500,000   385,556  385,556  557,062
   27   72        0    594,868       0         0     31,070   31,070  500,000   400,417  400,417  586,410
   28   73        0    624,611       0         0     18,831   18,831  500,000   415,728  415,728  596,278
   29   74        0    655,842       0         0      4,993    4,993  500,000   431,435  431,435  606,382
   30   75        0    688,634       0         0          0        0        0   447,531  447,531  616,832
   31   76        0    723,066       0         0          0        0        0   464,067  464,067  627,882
   32   77        0    759,219       0         0          0        0        0   480,983  480,983  639,323
   33   78        0    797,180       0         0          0        0        0   498,249  498,249  651,161
   34   79        0    837,039       0         0          0        0        0   515,239  515,239  662,546
   35   80        0    878,891       0         0          0        0        0   532,399  532,399  673,963
   36   81        0    922,836       0         0          0        0        0   549,833  549,833  685,642
   37   82        0    968,977       0         0          0        0        0   567,457  567,457  697,347
   38   83        0  1,017,426       0         0          0        0        0   586,066  586,066  710,136
   39   84        0  1,068,298       0         0          0        0        0   605,173  605,173  723,484
   40   85        0  1,121,712       0         0          0        0        0   624,661  624,661  737,287

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, THE DISCLOSURE PAGE, THE CONTINUATION OF COMPLIANCE REPORT 2, AND THE SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                                 (3)       (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)           PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM          SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR      @ 0%     @ 0%     @ 0%      @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN  CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  --------  --------  -------  -------  --------  -------  -------
   41   86        0  1,177,798      0        0         0        0        0   644,675  644,675  751,691
   42   87        0  1,236,688      0        0         0        0        0   665,098  665,098  766,592
   43   88        0  1,298,522      0        0         0        0        0   686,116  686,116  781,966
   44   89        0  1,363,449      0        0         0        0        0   707,822  707,822  797,857
   45   90        0  1,431,621      0        0         0        0        0   730,387  730,387  814,163
   46   91        0  1,503,202      0        0         0        0        0   753,952  753,952  830,629
   47   92        0  1,578,362      0        0         0        0        0   779,116  779,116  847,366
   48   93        0  1,657,280      0        0         0        0        0   806,529  806,529  864,438
   49   94        0  1,740,144      0        0         0        0        0   837,245  837,245  881,703
   50   95        0  1,827,151      0        0         0        0        0   872,930  872,930  899,118

ASSUME CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%, CONTRACT LAPSES AFTER AGE 74. ASSUMING CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 6.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                        DATE PREPARED: 11/6/96

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, DISCLOSURE PAGE, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

            Additional Riders and Benefits Included in This Proposal
                ------------------------------------------------
                                      NONE
                ------------------------------------------------
                             From Year 0 to Year 0

THIS POLICY HAS BEEN TESTED FOR THE POSSIBILITY OF CLASSIFICATION AS A MODIFIED ENDOWMENT. THIS TEST IS NOT A GUARANTEE THAT A POLICY WILL NOT BE CLASSIFIED AS A MODIFIED ENDOWMENT.

THIS ILLUSTRATION HAS BEEN CHECKED AGAINST FEDERAL TAX LAW RELATING TO THE DEFINITION OF LIFE INSURANCE AND IS IN COMPLIANCE BASED ON PROPOSED PREMIUM PAYMENTS AND COVERAGES. ANY DECREASE IN SPECIFIED AMOUNT AND/OR TARGET DEATH BENEFIT AND/OR A CHANGE IN DEATH BENEFIT AND/OR SURRENDERS OCCURRING IN THE FIRST 15 YEARS MAY CAUSE A TAXABLE EVENT. IN ADDITION, IF THE POLICY IS DEFINED AS A MODIFIED ENDOWMENT CONTRACT, A LOAN, SURRENDER, OR ASSIGNMENT OR PLEDGE (UNLESS SUCH ASSIGNMENT OR PLEDGE IS FOR BURIAL EXPENSES AND THE MAXIMUM DEATH BENEFIT IS NOT IN EXCESS OF $25,000) MAY BE CONSIDERED A TAXABLE DISTRIBUTION AND A TEN PERCENT PENALTY MAY BE ADDED TO ANY TAX ON THE DISTRIBUTION. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE.

VALUES SHOWN ON THIS ILLUSTRATION ARE BASED ON A POLICY OWNER TAX BRACKET OF 0.00%.

PREMIUMS ARE ASSUMED TO BE PAID AT THE BEGINNING OF THE PAYMENT PERIOD. POLICY VALUES AND AGES ARE SHOWN AS OF THE END OF THE POLICY YEAR AND REFLECT THE EFFECT OF ALL LOANS AND SURRENDERS. THE DEATH BENEFIT , ACCOUNT VALUE AND SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS, FREQUENCIES, OR NOT ON THE DUE DATE.

THE POLICY'S SURRENDER VALUE INCLUDES ANY SALES CHARGE REFUND ON FULL SURRENDER. THE SALES CHARGE REFUND EQUALS THE SALES CHARGE COLLECTED IN THE FIRST POLICY YEAR OR THE FIRST POLICY YEAR OF AN INCREASE ADJUSTED BY THE FOLLOWING SCHEDULE:
      YEAR 1-100%
      YEAR 2-66.67%
      YEAR 3-33.33%

PREMIUMS LESS THE FOLLOWING DEDUCTIONS ARE ADDED TO THE ACCOUNT VALUE. (1) A PREMIUM TAX CHARGE OF 2.00% OF GROSS PREMIUMS IN ALL YEARS. (2) A SALES CHARGE ON THE GROSS PREMIUM EQUALS TO 9% UP TO THE TARGET PREMIUM IN YEAR 1-10, 0% IN POLICY YEARS 11 AND AFTER AND 0% OF PREMIUM IN EXCESS OF THE TARGET PREMIUM IN ALL YEARS. (3) A DAC TAX CHARGE OF 1.25% OF GROSS PREMIUMS IN ALL YEARS.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE               ...continuation

Insured Name, Male, Non-Smoker, Age 45                         TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                         LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                             GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                     COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                         DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

THOSE COLUMNS ASSUMING GUARANTEED CHARGES USE THE CURRENT MONTHLY MORTALITY CHARGES AND CURRENT CHARGES FOR RIDER BENEFITS IF ANY, FOR THE FIRST YEAR AS WELL AS THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THEREAFTER THESE COLUMNS USE GUARANTEED CHARGES FOR MONTHLY MORTALITY CHARGES, RIDER BENEFITS IF ANY, AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THOSE COLUMNS ASSUMING CURRENT CHARGES ARE BASED UPON "CURRENT CHARGES" AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED.

THE CURRENT CHARGES ARE DECLARED BY MONY LIFE INSURANCE COMPANY OF AMERICA, ARE GUARANTEED FOR THE FIRST POLICY YEAR, AND APPLY TO POLICIES ISSUED AS OF THE PREPARATION DATE SHOWN. AFTER THE FIRST POLICY YEAR, CURRENT CHARGES ARE NOT GUARANTEED, AND MAY BE CHANGED AT THE DISCRETION OF MONY LIFE INSURANCE COMPANY OF AMERICA.

THE DIFFERENCE BETWEEN THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER IS ANY OUTSTANDING DEBT PLUS ANY APPLICABLE SALES CHARGE REFUND. A PARTIAL SURRENDER AMOUNT AND THE PARTIAL SURRENDER FEE ($25.00 OR 2% OF THE AMOUNT SURRENDERED, IF
LESS) COULD BE DEDUCTED FROM THE BENEFIT PAYABLE AT DEATH, AND WILL BE DEDUCTED FROM THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER.

A POLICY LOAN WILL HAVE A PERMANENT EFFECT ON BENEFITS UNDER THE POLICY. LOAN INTEREST AT AN ANNUAL RATE OF 4.6% WILL BE CHARGED IN ARREARS. AMOUNTS BORROWED WILL EARN INTEREST AT AN ANNUAL RATE OF 4%. AFTER THE 10TH POLICY ANNIVERSARY THE ANNUAL INTEREST RATE APPLICABLE TO THE LOAN ACCOUNT WILL BE 0.30% HIGHER THAN THE RATE APPLICABLE TO POLICIES OF THE SAME TYPE WHICH HAVE NOT REACHED THEIR 10TH POLICY ANNIVERSARY. THIS INCREASE IS ANTICIPATED BUT NOT GUARANTEED. THIS INCREASE IS BASED ON CURRENT EXPECTATIONS AS TO MORTALITY, INVESTMENT EARNINGS, PERSISTENCY AND EXPENSES AND IS NOT GUARANTEED. ADVERSE TAX CONSEQUENCES COULD OCCUR IF A POLICY SUBJECT TO LOANS IS SURRENDERED OR PERMITTED TO LAPSE. IN ADDITION, LOAN INTEREST MAY NOT BE DEDUCTIBLE. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE SURROUNDING THE DEDUCTIBILITY OF LOAN INTEREST AND OTHER TAX CONSEQUENCES.

AN ADMINISTRATIVE CHARGE IS DEDUCTED EACH MONTH. DURING THE FIRST 36 POLICY MONTHS THE CHARGE IS $10.50 PER MONTH, THEREAFTER, THE CHARGE IS $7.50 PER MONTH.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                   (3)        (4)       (5)      (6)      (7)        (8)        (9)       (10)
                (1)        (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH   SURRENDR    ACCOUNT      DEATH
              TOTAL    PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT      VALUE      VALUE    BENEFIT
  POL  AGE   POLICY     ACCUM.   ANUAL  FR INSUR.      @ 0%     @ 0%     @ 0%      @ 12%      @ 12%      @ 12%
   YR  EOY  PREMIUM       @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)    (GROSS)    (GROSS)    (GROSS)
  ---  ---  -------  ---------  ------  ---------  --------  -------  -------  ---------  ---------  ---------
    1   46   26,225     27,536       0         0     23,697   21,336  500,000     26,356     23,996    500,000
    2   47   26,225     56,449       0         0     43,590   42,016  500,000     51,729     50,155    500,000
    3   48   26,225     86,808       0         0     63,184   62,397  500,000     79,880     79,093    500,000
    4   49   26,225    118,684       0         0     82,479   82,479  500,000    111,118    111,118    500,000
    5   50   26,225    152,155       0         0    102,243  102,243  500,000    146,561    146,561    500,000
    6   51   26,225    187,298       0         0    121,705  121,705  500,000    185,829    185,829    500,000
    7   52   26,225    224,200       0         0    140,839  140,839  500,000    229,078    229,078    575,032
    8   53        0    235,410       0         0    136,818  136,818  500,000    251,216    251,216    611,284
    9   54        0    247,180       0         0    132,607  132,607  500,000    275,397    275,397    649,772
   10   55        0    259,539       0         0    128,202  128,202  500,000    301,820    301,820    690,746
   11   56        0    272,516       0         0    123,744  123,744  500,000    331,153    331,153    735,358
   12   57        0    286,142       0         0    118,986  118,986  500,000    363,176    363,176    782,863
   13   58        0    300,449       0         0    113,919  113,919  500,000    398,155    398,155    833,457
   14   59        0    315,471       0         0    108,491  108,491  500,000    436,324    436,324    887,352
   15   60        0    331,245       0         0    102,643  102,643  500,000    477,942    477,942    944,701
   16   61        0    347,807       0         0     96,315   96,315  500,000    523,289    523,289  1,005,761
   17   62        0    365,197       0         0     89,443   89,443  500,000    572,669    572,669  1,070,777
   18   63        0    383,457       0         0     81,957   81,957  500,000    626,418    626,418  1,140,017
   19   64        0    402,630       0         0     73,681   73,681  500,000    684,772    684,772  1,213,554
   20   65        0    422,762       0         0     64,581   64,581  500,000    748,180    748,180  1,291,957
   21   66        0    443,900       0         0     54,458   54,458  500,000    816,935    816,935  1,375,310
   22   67        0    466,095       0         0     43,206   43,206  500,000    891,489    891,489  1,464,181
   23   68        0    489,399       0         0     30,646   30,646  500,000    972,270    972,270  1,558,841
   24   69        0    513,869       0         0     16,582   16,582  500,000  1,059,753  1,059,750  1,659,573
   25   70        0    539,563       0         0        851      851  500,000  1,154,528  1,154,528  1,767,120
   26   71        0    566,541       0         0          0        0        0  1,257,037  1,257,037  1,881,408
   27   72        0    594,868       0         0          0        0        0  1,367,377  1,367,377  2,002,524
   28   73        0    624,611       0         0          0        0        0  1,486,703  1,486,703  2,132,378
   29   74        0    655,842       0         0          0        0        0  1,615,161  1,615,161  2,270,109
   30   75        0    688,634       0         0          0        0        0  1,753,209  1,753,209  2,416,448
   31   76        0    723,066       0         0          0        0        0  1,901,557  1,901,557  2,572,807
   32   77        0    759,219       0         0          0        0        0  2,060,939  2,060,939  2,739,401
   33   78        0    797,180       0         0          0        0        0  2,232,162  2,232,162  2,917,212
   34   79        0    837,039       0         0          0        0        0  2,416,308  2,416,308  3,107,131
   35   80        0    878,891       0         0          0        0        0  2,614,477  2,614,477  3,309,666
   36   81        0    922,836       0         0          0        0        0  2,827,711  2,827,711  3,526,155
   37   82        0    968,977       0         0          0        0        0  3,056,937  3,056,937  3,756,670
   38   83        0  1,017,426       0         0          0        0        0  3,303,040  3,303,040  4,002,293
   39   84        0  1,068,298       0         0          0        0        0  3,567,100  3,567,100  4,264,468
   40   85        0  1,121,712       0         0          0        0        0  3,850,188  3,850,188  4,544,377

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)        (4)        (5)      (6)      (7)        (8)      (9)     (10)
                (1)      (2)            PARTIAL   SURRENDR  ACCOUNT    DEATH   SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR      VALUE    VALUE  BENEFIT      VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL   FR INSUR       @ 0%     @ 0%     @ 0%      @ 12%    @ 12%    @ 12%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT    (GROSS)  (GROSS)  (GROSS)    (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  ---------  -------  -------  ---------  -------  -------
   41   86        0  1,177,798      0         0          0        0        0  4,154,013  4,154,013 4,843,579
   42   87        0  1,236,688      0         0          0        0        0  4,480,591  4,480,591 5,164,330
   43   88        0  1,298,522      0         0          0        0        0  4,832,631  4,832,631 5,507,750
   44   89        0  1,363,449      0         0          0        0        0  5,213,656  5,213,656 5,876,833
   45   90        0  1,431,621      0         0          0        0        0  5,628,072  5,628,072 6,273,611
   46   91        0  1,503,202      0         0          0        0        0  6,082,031  6,082,031 6,700,574
   47   92        0  1,578,362      0         0          0        0        0  6,583,909  6,583,909 7,160,659
   48   93        0  1,657,280      0         0          0        0        0  7,146,017  7,146,017 7,659,101
   49   94        0  1,740,144      0         0          0        0        0  7,787,620  7,787,620 8,201,143
   50   95        0  1,827,151      0         0          0        0        0  8,539,903  8,539,903 8,796,100

         Illustration Received _________________________________________________
                               (Signature of Applicant/Policyholder(s) and Date)

         Illustration Delivered_________________________________________________
                                     (Signature of Representative and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%, CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 12.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 12.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                      DATE PREPARED: 11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial
ANNUAL PREMIUM: $26,224.90                                   NET)
INITIAL DEATH BENEFIT OPTION: OPTION I                       COST OF MONEY %: 0.00%
UNDERWRITING CLASS: GUARANTEED ISSUE                         DEFINITION OF LIFE INSURANCE: CVAT

    Values Assume Use of Current Mortality with Assumed Interest Rates

                                   (3)        (4)       (5)      (6)      (7)        (8)        (9)       (10)
                (1)        (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH   SURRENDR    ACCOUNT      DEATH
              TOTAL    PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT      VALUE      VALUE    BENEFIT
  POL  AGE   POLICY     ACCUM.  ANNUAL  FR INSUR.      @ 0%     @ 0%     @ 0%      @ 12%      @ 12%      @ 12%
   YR  EOY  PREMIUM       @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)    (GROSS)    (GROSS)    (GROSS)
  ---  ---  -------  ---------  ------  ---------  --------  -------  -------  ---------  ---------  ---------
    1   46   26,225     27,536       0         0     23,697   21,336  500,000     26,356     23,996    500,000
    2   47   26,225     56,449       0         0     43,862   42,289  500,000     52,016     50,442    500,000
    3   48   26,225     86,808       0         0     63,663   62,876  500,000     80,414     79,627    500,000
    4   49   26,225    118,684       0         0     83,152   83,152  500,000    111,912    111,912    500,000
    5   50   26,225    152,155       0         0    103,052  103,052  500,000    147,580    147,580    500,000
    6   51   26,225    187,298       0         0    122,731  122,731  500,000    187,167    187,167    500,000
    7   52   26,225    224,200       0         0    142,198  142,198  500,000    230,881    230,881    579,557
    8   53        0    235,410       0         0    138,640  138,640  500,000    253,673    253,673    617,263
    9   54        0    247,180       0         0    135,068  135,068  500,000    278,774    278,774    657,739
   10   55        0    259,539       0         0    131,482  131,482  500,000    306,422    306,422    701,277
   11   56        0    272,516       0         0    128,270  128,270  500,000    337,895    337,895    750,329
   12   57        0    286,142       0         0    124,985  124,985  500,000    372,625    372,625    803,213
   13   58        0    300,449       0         0    121,490  121,490  500,000    410,798    410,798    859,924
   14   59        0    315,471       0         0    117,783  117,783  500,000    452,766    452,766    920,790
   15   60        0    331,245       0         0    113,813  113,813  500,000    498,861    498,861    986,048
   16   61        0    347,807       0         0    109,483  109,483  500,000    549,348    549,348  1,055,916
   17   62        0    365,197       0         0    104,833  104,833  500,000    604,846    604,846  1,130,941
   18   63        0    383,457       0         0     99,806   99,806  500,000    665,687    665,687  1,211,483
   19   64        0    402,630       0         0     94,394   94,394  500,000    732,458    732,458  1,298,062
   20   65        0    422,762       0         0     88,635   88,635  500,000    805,839    805,839  1,391,523
   21   66        0    443,900       0         0     82,420   82,420  500,000    886,374    886,374  1,492,210
   22   67        0    466,095       0         0     75,783   75,783  500,000    974,874    974,874  1,601,134
   23   68        0    489,399       0         0     68,609   68,609  500,000  1,072,010  1,072,010  1,718,967
   24   69        0    513,869       0         0     60,720   60,720  500,000  1,178,465  1,178,465  1,845,476
   25   70        0    539,563       0         0     51,874   51,874  500,000  1,294,842  1,294,842  1,981,885
   26   71        0    566,541       0         0     42,081   42,081  500,000  1,422,255  1,422,255  2,128,690
   27   72        0    594,868       0         0     31,070   31,070  500,000  1,561,500  1,561,500  2,286,816
   28   73        0    624,611       0         0     18,831   18,831  500,000  1,713,868  1,713,868  2,458,201
   29   74        0    655,842       0         0      4,993    4,993  500,000  1,880,275  1,880,275  2,642,727
   30   75        0    688,634       0         0          0        0        0  2,061,888  2,061,888  2,841,901
   31   76        0    723,066       0         0          0        0        0  2,260,250  2,260,250  3,058,119
   32   77        0    759,219       0         0          0        0        0  2,476,505  2,476,505  3,291,770
   33   78        0    797,180       0         0          0        0        0  2,711,983  2,711,983  3,544,291
   34   79        0    837,039       0         0          0        0        0  2,964,694  2,964,694  3,812,300
   35   80        0    878,891       0         0          0        0        0  3,238,449  3,238,449  4,099,552
   36   81        0    922,836       0         0          0        0        0  3,535,563  3,535,563  4,408,847
   37   82        0    968,977       0         0          0        0        0  3,857,323  3,857,323  4,740,270
   38   83        0  1,017,426       0         0          0        0        0  4,211,388  4,211,388  5,102,938
   39   84        0  1,068,298       0         0          0        0        0  4,597,077  4,597,077  5,495,808
   40   85        0  1,121,712       0         0          0        0        0  5,016,132  5,016,132  5,920,541

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, THE DISCLOSURE PAGE, THE CONTINUATION OF COMPLIANCE REPORT 2, AND THE SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                                 (3)       (4)       (5)      (6)      (7)         (8)         (9)        (10)
                (1)      (2)           PARTIAL  SURRENDR  ACCOUNT    DEATH    SURRENDR     ACCOUNT       DEATH
              TOTAL  PREMIUM          SURRENDR     VALUE    VALUE  BENEFIT       VALUE       VALUE     BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR      @ 0%     @ 0%     @ 0%       @ 12%       @ 12%       @ 12%
   YR  EOY  PREMIUM     @ 5%    LOAN  CONTRACT   (GROSS)  (GROSS)  (GROSS)     (GROSS)     (GROSS)     (GROSS)
  ---  ---  -------  -------  ------  --------  --------  -------  -------  ----------  ----------  ----------
   41   86        0  1,177,798      0        0         0        0        0   5,472,507   5,472,507   6,380,943
   42   87        0  1,236,688      0        0         0        0        0   5,968,301   5,968,301   6,879,064
   43   88        0  1,298,522      0        0         0        0        0   6,508,504   6,508,504   7,417,742
   44   89        0  1,363,449      0        0         0        0        0   7,097,817   7,097,817   8,000,660
   45   90        0  1,431,621      0        0         0        0        0   7,742,303   7,742,303   8,630,345
   46   91        0  1,503,202      0        0         0        0        0   8,448,415   8,448,415   9,307,619
   47   92        0  1,578,362      0        0         0        0        0   9,228,838   9,228,838  10,037,285
   48   93        0  1,657,280      0        0         0        0        0  10,098,973  10,098,973  10,824,079
   49   94        0  1,740,144      0        0         0        0        0  11,082,061  11,082,061  11,670,519
   50   95        0  1,827,151      0        0         0        0        0  12,213,964  12,213,964  12,580,383

ASSUME CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 74. ASSUMING CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 12.00% THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 12.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                    DATE PREPARED: 11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, DISCLOSURE PAGE, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                         TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                         LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                             GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                     COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                         DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

            Additional Riders and Benefits Included in This Proposal
                ------------------------------------------------
                                      NONE
                ------------------------------------------------
                             From Year 0 to Year 0

THIS POLICY HAS BEEN TESTED FOR THE POSSIBILITY OF CLASSIFICATION AS A MODIFIED ENDOWMENT. THIS TEST IS NOT A GUARANTEE THAT A POLICY WILL NOT BE CLASSIFIED AS A MODIFIED ENDOWMENT.

THIS ILLUSTRATION HAS BEEN CHECKED AGAINST FEDERAL TAX LAW RELATING TO THE DEFINITION OF LIFE INSURANCE AND IS IN COMPLIANCE BASED ON PROPOSED PREMIUM PAYMENTS AND COVERAGES. ANY DECREASE IN SPECIFIED AMOUNT AND/OR TARGET DEATH BENEFIT AND/OR A CHANGE IN DEATH BENEFIT AND/OR SURRENDERS OCCURRING IN THE FIRST 15 YEARS MAY CAUSE A TAXABLE EVENT. IN ADDITION, IF THE POLICY IS DEFINED AS A MODIFIED ENDOWMENT CONTRACT, A LOAN, SURRENDER OR ASSIGNMENT OR PLEDGE (UNLESS SUCH ASSIGNMENT OR PLEDGE IS FOR BURIAL EXPENSES AND THE MAXIMUM DEATH BENEFIT IS NOT IN EXCESS OF $25,000) MAY BE CONSIDERED A TAXABLE DISTRIBUTION AND A TEN PERCENT PENALTY MAY BE ADDED TO ANY TAX ON THE DISTRIBUTION. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE.

VALUES SHOWN ON THIS ILLUSTRATION ARE BASED ON A POLICY OWNER TAX BRACKET OF 0.00%.

PREMIUMS ARE ASSUMED TO BE PAID AT THE BEGINNING OF THE PAYMENT PERIOD. POLICY VALUES AND AGES ARE SHOWN AS OF THE END OF THE POLICY YEAR AND REFLECT THE EFFECT OF ALL LOANS AND SURRENDERS. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS, FREQUENCIES, OR NOT ON THE DUE DATE.

THE POLICY'S SURRENDER VALUE INCLUDES ANY SALES CHARGE REFUND ON FULL SURRENDER. THE SALES CHARGE REFUND EQUALS THE SALES CHARGE COLLECTED IN THE FIRST POLICY YEAR OR THE FIRST POLICY YEAR OF AN INCREASE ADJUSTED BY THE FOLLOWING SCHEDULE:
      YEAR 1 - 100%
      YEAR 2 - 66.67%
      YEAR 3 - 33.33%

PREMIUMS LESS THE FOLLOWING DEDUCTIONS ARE ADDED TO THE ACCOUNT VALUE. (1) A PREMIUM TAX CHARGE OF 2.00% OF GROSS PREMIUMS IN ALL YEARS. (2) A SALES CHARGE ON THE GROSS PREMIUM EQUALS TO 9% UP TO THE TARGET PREMIUM IN YEARS 1-10, 0% IN POLICY YEARS 11 AND AFTER, AND 0% OF PREMIUM IN EXCESS OF THE TARGET PREMIUM IN ALL YEARS. (3) A DAC TAX CHARGE OF 1.25% OF GROSS PREMIUMS IN ALL YEARS.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE               ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial
                                                             NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTON: OPTION I                        DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

THOSE COLUMNS ASSUMING GUARANTEED CHARGES USE THE CURRENT MONTHLY MORTALITY CHARGES AND CURRENT CHARGES FOR RIDER BENEFITS IF ANY, FOR THE FIRST YEAR AS WELL AS THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THEREAFTER THESE COLUMNS USE GUARANTEED CHARGES FOR MONTHLY MORTALITY CHARGES, RIDER BENEFITS IF ANY, AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THOSE COLUMNS ASSUMING CURRENT CHARGES ARE BASED UPON "CURRENT CHARGES" AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED.

THE CURRENT CHARGES ARE DECLARED BY MONY LIFE INSURANCE COMPANY OF AMERICA, ARE GUARANTEED FOR THE FIRST POLICY YEAR, AND APPLY TO POLICIES ISSUED AS OF THE PREPARATION DATE SHOWN. AFTER THE FIRST POLICY YEAR CURRENT CHARGES ARE NOT GUARANTEED, AND MAY BE CHANGED AT THE DISCRETION OF MONY LIFE INSURANCE COMPANY OF AMERICA.

THE DIFFERENCE BETWEEN THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER IS ANY OUTSTANDING DEBT PLUS ANY APPLICABLE SALES CHARGE REFUND. A PARTIAL SURRENDER, THE SURRENDER AMOUNT AND THE PARTIAL SURRENDER FEE ($25.00 OR 2% OF THE AMOUNT SURRENDERED, IF LESS) COULD BE DEDUCTED FROM THE BENEFIT PAYABLE AT DEATH, AND WILL BE DEDUCTED FROM THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER.

A POLICY LOAN WILL HAVE A PERMANENT EFFECT ON BENEFITS UNDER THIS POLICY. LOAN INTEREST AT AN ANNUAL RATE OF 4.6% WILL BE CHARGED IN ARREARS. AMOUNTS BORROWED WILL EARN INTEREST AT AN ANNUAL RATE OF 4%. AFTER THE 10TH POLICY ANNIVERSARY THE ANNUAL INTEREST RATE APPLICABLE TO THE LOAN ACCOUNT WILL BE 0.30% HIGHER THAN THE RATE APPLICABLE TO POLICIES OF THE SAME TYPE WHICH HAVE NOT REACHED THEIR 10TH POLICY ANNIVERSARY. THIS INCREASE IS ANTICIPATED BUT NOT GUARANTEED. THIS INCREASE IS BASED ON CURRENT EXPECTATIONS AS TO MORTALITY, INVESTMENT EARNINGS, PERSISTENCY AND EXPENSES AND IS NOT GUARANTEED. ADVERSE TAX CONSEQUENCES COULD OCCUR IF A POLICY SUBJECT TO LOANS IS SURRENDERED OR PERMITTED TO LAPSE. IN ADDITION, THE LOAN INTEREST MAY NOT BE DEDUCTIBLE. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE SURROUNDING THE DEDUCTIBILITY OF LOAN INTEREST AND OTHER TAX CONSEQUENCES.

AN ADMINISTRATIVE CHARGE IS DEDUCTED EACH MONTH. DURING THE FIRST 36 POLICY MONTHS THE CHARGE IS $10.50 PER MONTH, THEREAFTER, THE CHARGE IS $7.50 PER MONTH.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                   (3)        (4)        (5)      (6)      (7)        (8)      (9)     (10)
                (1)        (2)            PARTIAL   SURRENDR  ACCOUNT    DEATH   SURRENDR  ACCOUNT    DEATH
              TOTAL    PREMIUM           SURRENDR      VALUE    VALUE  BENEFIT      VALUE    VALUE  BENEFIT
  POL  AGE   POLICY     ACCUM.  ANNUAL   FR INSUR       @ 0%     @ 0%     @ 0%       @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM       @ 5%    LOAN   CONTRACT    (GROSS)  (GROSS)  (GROSS)    (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  ---------  ------  ---------  ---------  -------  -------  ---------  -------  -------
    1   46   26,225     27,536       0          0     23,863   22,680  500,000     25,269   24,086  500,000
    2   47   26,225     56,449       0          0     45,302   44,513  500,000     49,521   48,733  500,000
    3   48   26,225     86,808       0          0     66,432   66,037  500,000     74,913   74,518  500,000
    4   49   26,225    118,684       0          0     87,253   87,253  500,000    101,502  101,502  500,000
    5   50   26,225    152,155       0          0    108,144  108,144  500,000    129,727  129,727  500,000
    6   51   26,225    187,298       0          0    128,726  128,726  500,000    159,277  159,277  500,000
    7   52   26,225    224,200       0          0    148,975  148,975  500,000    190,205  190,205  500,000
    8   53        0    235,410       0          0    144,896  144,896  500,000    197,145  197,145  500,000
    9   54        0    247,180       0          0    140,634  140,634  500,000    204,268  204,268  500,000
   10   55        0    259,539       0          0    136,182  113,182  500,000    211,590  211,590  500,000
   11   56        0    272,516       0          0    131,696  131,696  500,000    219,431  219,431  500,000
   12   57        0    286,142       0          0    126,916  126,916  500,000    227,474  227,474  500,000
   13   58        0    300,449       0          0    121,836  121,836  500,000    235,746  235,746  500,000
   14   59        0    315,471       0          0    116,396  116,396  500,000    244,242  244,242  500,000
   15   60        0    331,245       0          0    110,546  110,546  500,000    252,961  252,961  500,002
   16   61        0    347,807       0          0    104,224  104,224  500,000    261,903  261,903  503,378
   17   62        0    365,197       0          0     97,367   97,367  500,000    271,066  271,066  506,839
   18   63        0    383,457       0          0     89,907   89,907  500,000    280,446  280,446  510,384
   19   64        0    402,630       0          0     81,671   81,671  500,000    289,985  289,985  513,911
   20   65        0    422,762       0          0     72,624   72,624  500,000    299,702  299,702  517,526
   21   66        0    443,900       0          0     62,570   62,570  500,000    309,547  309,547  521,123
   22   67        0    466,095       0          0     51,404   51,404  500,000    319,529  319,529  524,794
   23   68        0    489,399       0          0     38,950   38,950  500,000    329,637  329,637  528,507
   24   69        0    513,869       0          0     25,013   25,013  500,000    339,867  339,867  532,231
   25   70        0    539,563       0          0      9,431    9,431  500,000    350,238  350,238  536,074
   26   71        0    566,541       0          0          0        0        0    360,714  360,714  539,880
   27   72        0    594,868       0          0          0        0        0    371,158  371,158  543,561
   28   73        0    624,611       0          0          0        0        0    381,726  381,726  547,510
   29   74        0    655,842       0          0          0        0        0    392,284  392,284  551,355
   30   75        0    688,634       0          0          0        0        0    402,788  402,788  555,163
   31   76        0    723,066       0          0          0        0        0    413,248  413,248  559,125
   32   77        0    759,219       0          0          0        0        0    423,669  423,669  563,141
   33   78        0    797,180       0          0          0        0        0    434,057  434,057  567,270
   34   79        0    837,039       0          0          0        0        0    444,462  444,462  571,534
   35   80        0    878,891       0          0          0        0        0    454,914  454,914  575,875
   36   81        0    922,836       0          0          0        0        0    465,417  465,417  580,375
   37   82        0    968,977       0          0          0        0        0    475,945  475,945  584,889
   38   83        0  1,017,426       0          0          0        0        0    486,462  486,462  589,445
   39   84        0  1,068,298       0          0          0        0        0    496,953  496,953  594,107
   40   85        0  1,121,712       0          0          0        0        0    507,397  507,397  598,880

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR.      @ 0%     @ 0%     @ 0%      @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  --------  -------  -------  --------  -------  -------
   41   86        0  1,177,798      0        0          0        0        0   517,845  517,845  603,808
   42   87        0  1,236,688      0        0          0        0        0   528,366  528,366  608,995
   43   88        0  1,298,522      0        0          0        0        0   539,078  539,078  614,387
   44   89        0  1,363,449      0        0          0        0        0   550,148  550,148  620,127
   45   90        0  1,431,621      0        0          0        0        0   561,781  561,781  626,217
   46   91        0  1,503,202      0        0          0        0        0   574,285  574,285  632,689
   47   92        0  1,578,362      0        0          0        0        0   588,077  588,077  639,593
   48   93        0  1,657,280      0        0          0        0        0   603,793  603,793  647,145
   49   94        0  1,740,144      0        0          0        0        0   622,448  622,448  655,500
   50   95        0  1,827,151      0        0          0        0        0   645,695  645,696  665,066

         Illustration Received _________________________________________________
                               (Signature of Applicant/Policyholder(s) and Date)

         Illustration Delivered_________________________________________________
                                     (Signature of Representative and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 6.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS, ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                    DATE PREPARED: 11/6/1996


NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                                   (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)        (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL    PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY     ACCUM.  ANNUAL  FR INSUR.      @ 0%     @ 0%     @ 0%      @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM       @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  ---------  ------  ---------  --------  -------  -------  --------  -------  -------
    1   46   26,225     27,536       0         0     23,863   22,680  500,000    25,269   24,086  500,000
    2   47   26,225     56,449       0         0     45,722   44,933  500,000    49,954   49,165  500,000
    3   48   26,225     86,808       0         0     67,204   66,809  500,000    75,731   75,337  500,000
    4   49   26,225    118,684       0         0     88,364   88,364  500,000   102,696  102,696  500,000
    5   50   26,225    152,155       0         0    109,506  109,506  500,000   131,215  131,215  500,000
    6   51   26,225    187,298       0         0    130,391  130,391  500,000   161,110  161,110  500,000
    7   52   26,225    224,200       0         0    151,043  151,043  500,000   192,461  192,461  500,000
    8   53        0    235,410       0         0    147,524  147,524  500,000   199,954  199,954  500,000
    9   54        0    247,180       0         0    144,009  144,009  500,000   207,793  207,793  500,000
   10   55        0    259,539       0         0    140,434  140,434  500,000   215,992  215,992  500,000
   11   56        0    272,516       0         0    137,223  137,223  500,000   225,254  225,254  500,200
   12   57        0    286,142       0         0    133,895  133,895  500,000   234,953  234,953  506,464
   13   58        0    300,449       0         0    130,363  130,363  500,000   245,011  245,011  512,882
   14   59        0    315,471       0         0    126,624  126,624  500,000   255,445  255,445  519,498
   15   60        0    331,245       0         0    122,627  122,627  500,000   266,237  266,237  526,244
   16   61        0    347,807       0         0    118,278  118,278  500,000   277,350  277,350  533,068
   17   62        0    365,197       0         0    113,616  113,616  500,000   288,842  288,842  540,077
   18   63        0    383,457       0         0    108,586  108,586  500,000   300,710  300,710  547,262
   19   64        0    402,630       0         0    103,178  103,178  500,000   312,984  312,984  554,671
   20   65        0    422,762       0         0     97,431   97,431  500,000   325,724  325,724  562,460
   21   66        0    443,900       0         0     91,235   91,235  500,000   338,907  338,907  570,549
   22   67        0    466,095       0         0     84,627   84,627  500,000   352,593  352,593  579,099
   23   68        0    489,399       0         0     77,491   77,491  500,000   366,767  366,767  588,038
   24   69        0    513,869       0         0     69,654   69,654  500,000   381,389  381,389  597,255
   25   70        0    539,563       0         0     60,876   60,876  500,000   396,399  396,399  606,729
   26   71        0    566,541       0         0     51,168   51,168  500,000   411,869  411,869  616,444
   27   72        0    594,868       0         0     40,263   40,263  500,000   427,749  427,749  626,439
   28   73        0    624,611       0         0     28,150   28,150  500,000   444,112  444,112  636,989
   29   74        0    655,842       0         0     14,464   14,464  500,000   460,898  460,898  647,792
   30   75        0    688,634       0         0          0        0        0   478,099  478,099  658,964
   31   76        0    723,066       0         0          0        0        0   495,770  495,770  670,777
   32   77        0    759,219       0         0          0        0        0   513,849  513,849  683,008
   33   78        0    797,180       0         0          0        0        0   532,300  532,300  695,663
   34   79        0    837,039       0         0          0        0        0   550,458  550,458  707,834
   35   80        0    878,891       0         0          0        0        0   568,797  568,797  720,040
   36   81        0    922,836       0         0          0        0        0   587,430  587,430  732,525
   37   82        0    968,977       0         0          0        0        0   606,265  606,265  745,039
   38   83        0  1,017,426       0         0          0        0        0   626,153  626,153  758,709
   39   84        0  1,068,298       0         0          0        0        0   646,573  646,573  772,978
   40   85        0  1,121,712       0         0          0        0        0   667,401  667,401  787,733

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1. THE DISCLOSURE PAGE, THE CONTINUATION OF COMPLIANCE REPORT 2, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                                 (3)        (4)        (5)      (6)      (7)        (8)      (9)     (10)
                (1)      (2)            PARTIAL   SURRENDR  ACCOUNT    DEATH   SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR      VALUE    VALUE  BENEFIT      VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL   FR INSUR       @ 0%     @ 0%     @ 0%       @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT    (GROSS)  (GROSS)  (GROSS)    (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  ---------  -------  -------  ---------  -------  -------
   41   86        0  1,177,798      0         0          0        0        0    688,790  688,790  803,129
   42   87        0  1,236,688      0         0          0        0        0    710,617  710,617  819,057
   43   88        0  1,298,522      0         0          0        0        0    733,080  733,080  835,491
   44   89        0  1,363,449      0         0          0        0        0    756,278  756,278  852,476
   45   90        0  1,431,621      0         0          0        0        0    780,394  780,394  869,906
   46   91        0  1,503,202      0         0          0        0        0    805,579  805,579  887,506
   47   92        0  1,578,362      0         0          0        0        0    832,472  832,472  905,396
   48   93        0  1,657,280      0         0          0        0        0    861,769  861,769  923,644
   49   94        0  1,740,144      0         0          0        0        0    894,595  894,595  942,098
   50   95        0  1,827,151      0         0          0        0        0    932,731  932,731  960,713

ASSUME CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%, CONTRACT LAPSES AFTER AGE 74. ASSUMING CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 6.00% THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                    DATE PREPARED: 11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, DISCLOSURE PAGE, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                                     TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                                          LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                                               COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

            Additional Riders and Benefits Included in This Proposal
                ------------------------------------------------
                        Adjustable Term Insurance Rider
                ------------------------------------------------
                             From Year 0 to Year 50

THIS POLICY HAS BEEN TESTED FOR THE POSSIBILITY OF CLASSIFICATION AS A MODIFIED ENDOWMENT. THIS TEST IS NOT A GUARANTEE THAT A POLICY WILL NOT BE CLASSIFIED AS A MODIFIED ENDOWMENT.

THIS ILLUSTRATION HAS BEEN CHECKED AGAINST FEDERAL TAX LAW RELATING TO THE DEFINITION OF LIFE INSURANCE AND IS IN COMPLIANCE BASED ON PROPOSED PREMIUM PAYMENTS AND COVERAGES. ANY DECREASE IN SPECIFIED AMOUNT AND/OR TARGET DEATH BENEFIT AND/OR A CHANGE IN DEATH BENEFIT AND/OR SURRENDERS OCCURRING IN THE FIRST 15 YEARS MAY CAUSE A TAXABLE EVENT. IN ADDITION, IF THE POLICY IS DEFINED AS A MODIFIED ENDOWMENT CONTRACT, A LOAN, SURRENDER, OR ASSIGNMENT OR PLEDGE (UNLESS SUCH ASSIGNMENT OR PLEDGE IS OF FOR BURIAL EXPENSES AND THE MAXIMUM DEATH BENEFIT IS NOT IN EXCESS OF $25.000) MAY BE CONSIDERED A TAXABLE DISTRIBUTION AND A TEN PERCENT PENALTY MAY BE ADDED TO ANY TAX ON THE DISTRIBUTION. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE.

VALUES SHOWN ON THIS ILLUSTRATION ARE BASED ON A POLICY OWNER TAX BRACKET OF 0.00%.

PREMIUMS ARE ASSUMED TO BE PAID AT THE BEGINNING OF THE PAYMENT PERIOD. POLICY VALUES AND AGES ARE SHOWN AS OF THE END OF THE POLICY YEAR AND REFLECT THE EFFECT OF ALL LOANS AND SURRENDERS. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS, FREQUENCIES, OR NOT ON THE DUE DATE.

THE POLICY'S SURRENDER VALUE INCLUDES ANY SALES CHARGE REFUND ON FULL SURRENDER. THE SALES CHARGE REFUND EQUALS THE SALES CHARGE COLLECTED IN THE FIRST POLICY YEAR OR THE FIRST POLICY YEAR OF AN INCREASE ADJUSTED BY THE FOLLOWING SCHEDULE:

      YEAR 1-100%
      YEAR 2-66.67%
      YEAR 3-33.33%

PREMIUMS LESS THE FOLLOWING DEDUCTIONS ARE ADDED TO THE ACCOUNT VALUE. (1) A PREMIUM TAX CHARGE OF 2.00% OF GROSS PREMIUMS IN ALL YEARS (2) A SALES CHARGE ON THE GROSS PREMIUM EQUALS TO 9% UP TO THE TARGET PREMIUM IN YEARS 1-10, 0% IN POLICY YEARS 11 AND AFTER, AND 0% OF PREMIUM IN EXCESS OF THE TARGET PREMIUM IN ALL YEARS. (3) A DAC TAX CHARGE OF 1.25% OF GROSS PREMIUMS IN ALL YEARS.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                             SUPPLEMENTAL FOOTNOTE               ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

THOSE COLUMNS ASSUMING GUARANTEED CHARGES USE THE CURRENT MONTHLY MORTALITY CHARGES AND CURRENT CHARGES FOR RIDER BENEFITS IF ANY, FOR THE FIRST YEAR AS WELL AS THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THEREAFTER THESE COLUMNS USE GUARANTEED CHARGES FOR MONTHLY MORTALITY CHARGES, RIDER BENEFITS IF ANY, AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THOSE COLUMNS ASSUMING CURRENT CHARGES ARE BASED UPON "CURRENT CHARGES" AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED.

THE CURRENT CHARGES ARE DECLARED BY MONY LIFE INSURANCE COMPANY OF AMERICA, ARE GUARANTEED FOR THE FIRST POLICY YEAR, AND APPLY TO POLICIES ISSUED AS OF THE PREPARATION DATE SHOWN. AFTER THE FIRST POLICY YEAR, CURRENT CHARGES ARE NOT GUARANTEED, AND MAY BE CHANGED AT THE DISCRETION OF MONY LIFE INSURANCE COMPANY OF AMERICA.

THE DIFFERENCE BETWEEN THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER IS ANY OUTSTANDING DEBT PLUS ANY APPLICABLE SALES CHARGE REFUND. A PARTIAL SURRENDER, THE SURRENDER AMOUNT AND THE PARTIAL SURRENDER FEE ($25.00 OR 2% OF THE AMOUNT SURRENDERED, IF LESS) COULD BE DEDUCTED FROM THE BENEFIT PAYABLE AT DEATH, AND WILL BE DEDUCTED FROM THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER.

A POLICY LOAN WILL HAVE A PERMANENT EFFECT ON BENEFITS UNDER THIS POLICY. LOAN INTEREST AT AN ANNUAL RATE OF 4.6% WILL BE CHARGED IN ARREARS. AMOUNTS BORROWED WILL EARN INTEREST AT AN ANNUAL RATE OF 4%. AFTER THE 10TH POLICY ANNIVERSARY THE ANNUAL INTEREST RATE APPLICABLE TO THE LOAN ACCOUNT WILL BE 0.30% HIGHER THAN THE RATE APPLICABLE TO POLICIES OF THE SAME TYPE WHICH HAVE NOT REACHED THEIR 10TH POLICY ANNIVERSARY. THIS INCREASE IS ANTICIPATED BUT NOT GUARANTEED. THIS INCREASE IS BASED ON CURRENT EXPECTATIONS AS TO MORTALITY, INVESTMENT EARNINGS, PERSISTENCY AND EXPENSES AND IS NOT GUARANTEED. ADVERSE TAX CONSEQUENCES COULD OCCUR IF A POLICY SUBJECT TO LOANS IS SURRENDERED OR PERMITTED TO LAPSE. IN ADDITION, LOAN INTEREST MAY NOT BE DEDUCTIBLE. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE SURROUNDING THE DEDUCTIBILITY OF LOAN INTEREST AND OTHER TAX CONSEQUENCES.

AN ADMINISTRATIVE CHARGE IS DEDUCTED EACH MONTH. DURING THE FIRST 36 POLICY MONTHS THE CHARGE IS $10.50 PER MONTH. THEREAFTER, THE CHARGE IS $7.50 PER MONTH.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                   (3)        (4)       (5)      (6)      (7)        (8)        (9)       (10)
                (1)        (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH   SURRENDR    ACCOUNT      DEATH
              TOTAL    PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT      VALUE      VALUE    BENEFIT
  POL  AGE   POLICY     ACCUM.   ANUAL  FR INSUR.      @ 0%     @ 0%     @ 0%      @ 12%      @ 12%      @ 12%
   YR  EOY  PREMIUM       @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)    (GROSS)    (GROSS)    (GROSS)
  ---  ---  -------  ---------  ------  ---------  --------  -------  -------  ---------  ---------  ---------
    1   46   26,225     27,536       0         0     23,863   22,680  500,000     26,675     25,492    500,000
    2   47   26,225     56,449       0         0     45,302   44,513  500,000     53,912     53,123    500,000
    3   48   26,225     86,808       0         0     66,432   66,037  500,000     84,089     83,695    500,000
    4   49   26,225    118,684       0         0     87,253   87,253  500,000    117,540    117,540    500,000
    5   50   26,225    152,155       0         0    108,144  108,144  500,000    155,006    155,006    500,000
    6   51   26,225    187,298       0         0    128,726  128,726  500,000    196,524    196,524    509,076
    7   52   26,225    224,200       0         0    148,975  148,975  500,000    242,105    242,105    607,773
    8   53        0    235,410       0         0    144,896  144,896  500,000    265,508    265,508    646,060
    9   54        0    247,180       0         0    140,634  140,634  500,000    291,070    291,070    686,751
   10   55        0    259,539       0         0    136,182  113,182  500,000    319,002    319,002    730,069
   11   56        0    272,516       0         0    131,696  131,696  500,000    350,010    350,010    777,232
   12   57        0    286,142       0         0    126,916  126,916  500,000    383,863    383,863    827,454
   13   58        0    300,449       0         0    121,836  121,836  500,000    420,838    420,838    880,941
   14   59        0    315,471       0         0    116,396  116,396  500,000    461,188    461,188    937,918
   15   60        0    331,245       0         0    110,546  110,546  500,000    505,183    505,183    998,545
   16   61        0    347,807       0         0    104,224  104,224  500,000    553,120    553,120  1,063,096
   17   62        0    365,197       0         0     97,367   97,367  500,000    605,321    605,321  1,131,828
   18   63        0    383,457       0         0     89,907   89,907  500,000    662,139    662,139  1,205,026
   19   64        0    402,630       0         0     81,671   81,671  500,000    723,826    723,826  1,282,765
   20   65        0    422,762       0         0     72,624   72,624  500,000    790,855    790,855  1,365,649
   21   66        0    443,900       0         0     62,570   62,570  500,000    863,538    863,538  1,453,766
   22   67        0    466,095       0         0     51,404   51,404  500,000    942,350    942,350  1,547,716
   23   68        0    489,399       0         0     38,950   38,950  500,000  1,027,746  1,027,746  1,647,785
   24   69        0    513,869       0         0     25,013   25,013  500,000  1,120,225  1,120,225  1,754,273
   25   70        0    539,563       0         0      9,431    9,431  500,000  1,220,414  1,220,414  1,867,965
   26   71        0    566,541       0         0          0        0        0  1,328,778  1,328,778  1,988,783
   27   72        0    594,868       0         0          0        0        0  1,445,421  1,445,421  2,116,819
   28   73        0    624,611       0         0          0        0        0  1,571,562  1,571,562  2,254,092
   29   74        0    655,842       0         0          0        0        0  1,707,358  1,707,358  2,399,692
   30   75        0    688,634       0         0          0        0        0  1,853,292  1,853,292  2,554,393
   31   76        0    723,066       0         0          0        0        0  2,010,114  2,010,114  2,719,684
   32   77        0    759,219       0         0          0        0        0  2,178,600  2,178,600  2,895,796
   33   78        0    797,180       0         0          0        0        0  2,359,603  2,359,603  3,083,766
   34   79        0    837,039       0         0          0        0        0  2,554,269  2,554,269  3,284,534
   35   80        0    878,891       0         0          0        0        0  2,763,757  2,763,757  3,498,640
   36   81        0    922,836       0         0          0        0        0  2,989,172  2,989,172  3,727,497
   37   82        0    968,977       0         0          0        0        0  3,231,492  3,231,492  3,971,180
   38   83        0  1,017,426       0         0          0        0        0  3,491,653  3,491,653  4,230,836
   39   84        0  1,068,298       0         0          0        0        0  3,770,797  3,770,797  4,507,988
   40   85        0  1,121,712       0         0          0        0        0  4,070,056  4,070,056  4,803,887

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial
ANNUAL PREMIUM: $26,224.90                                   NET)
INITIAL DEATH BENEFIT OPTION: OPTION 1                       COST OF MONEY %: 0.00%
UNDERWRITING CLASS: GUARANTEED ISSUE                         DEFINITION OF LIFE INSURANCE: CVAT

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.   ANUAL  FR INSUR.      @ 0%     @ 0%     @ 0%     @ 12%    @ 12%    @ 12%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  --------  -------  -------  --------  -------  -------
   41   86        0  1,177,798      0        0          0        0        0  4,391,237 4,391,237 5,120,182
   42   87        0  1,236,688      0        0          0        0        0  4,736,470 4,736,470 5,459,256
   43   88        0  1,298,522      0        0          0        0        0  5,108,620 5,108,620 5,822,294
   44   89        0  1,363,449      0        0          0        0        0  5,511,410 5,511,410 6,212,461
   45   90        0  1,431,621      0        0          0        0        0  5,949,498 5,949,498 6,631,906
   46   91        0  1,503,202      0        0          0        0        0  6,429,390 6,429,390 7,083,259
   47   92        0  1,578,362      0        0          0        0        0  6,959,936 6,959,936 7,569,627
   48   93        0  1,657,280      0        0          0        0        0  7,554,153 7,554,153 8,096,541
   49   94        0  1,740,144      0        0          0        0        0  8,232,407 8,232,407 8,669,547
   50   95        0  1,827,151      0        0          0        0        0  9,027,661 9,027,661 9,298,491

         Illustration Received _________________________________________________
                               (Signature of Applicant/Policyholder(s) and Date)

         Illustration Delivered_________________________________________________
                                     (Signature of Representative and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 12.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 12.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                    DATE PREPARED: 11/6/1996


NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                   (3)       (4)       (5)      (6)      (7)        (8)        (9)       (10)
                (1)        (2)           PARTIAL  SURRENDR  ACCOUNT    DEATH   SURRENDR    ACCOUNT      DEATH
              TOTAL    PREMIUM          SURRENDR     VALUE    VALUE  BENEFIT      VALUE      VALUE    BENEFIT
  POL  AGE   POLICY     ACCUM.  ANNUAL  FR INSUR      @ 0%     @ 0%     @ 0%      @ 12%      @ 12%      @ 12%
   YR  EOY  PREMIUM       @ 5%    LOAN  CONTRACT   (GROSS)  (GROSS)  (GROSS)    (GROSS)    (GROSS)    (GROSS)
  ---  ---  -------  ---------  ------  --------  --------  -------  -------  ---------  ---------  ---------
    1   46   26,225     27,536       0         0    23,863   22,680  500,000     26,675     25,492    500,000
    2   47   26,225     56,449       0         0    45,722   44,933  500,000     54,356     54,356    500,000
    3   48   26,225     86,808       0         0    67,204   66,809  500,000     84,955     84,560    500,000
    4   49   26,225    118,684       0         0    88,364   88,364  500,000     118817     118817    500,000
    5   50   26,225    152,155       0         0   109,506  109,506  500,000    156,624    156,624    500,000
    6   51   26,225    187,298       0         0   130,391  130,391  500,000    198,525    198,525    514,260
    7   52   26,225    224,200       0         0   151,043  151,043  500,000    244,656    244,656    614,136
    8   53        0    235,410       0         0   147,524  147,524  500,000    268,814    268,814    654,106
    9   54        0    247,180       0         0   144,009  144,009  500,000    295,419    295,419    697,011
   10   55        0    259,539       0         0   140,434  140,434  500,000    324,723    324,723    743,161
   11   56        0    272,516       0         0   137,223  137,223  500,000    358,081    358,081    795,155
   12   57        0    286,142       0         0   133,895  133,895  500,000    394,892    394,892    851,230
   13   58        0    300,449       0         0   130,363  130,363  500,000    435,352    435,352    911,323
   14   59        0    315,471       0         0   126,624  126,624  500,000    479,834    479,834    975,838
   15   60        0    331,245       0         0   122,627  122,627  500,000    528,690    528,690  1,045,009
   16   61        0    347,807       0         0   118,278  118,278  500,000    582,240    582,240  1,119,066
   17   62        0    365,197       0         0   113,616  113,616  500,000    641,025    641,025  1,198,588
   18   63        0    383,457       0         0   108,586  108,586  500,000    705,510    705,510  1,283,958
   19   64        0    402,630       0         0   103,178  103,178  500,000    776,282    776,282  1,375,726
   20   65        0    422,762       0         0    97,431   97,431  500,000    854,059    854,059  1,474,789
   21   66        0    443,900       0         0    91,235   91,235  500,000    939,418    939,418  1,581,511
   22   67        0    466,095       0         0    84,627   74,627  500,000  1,033,221  1,033,221  1,696,962
   23   68        0    489,399       0         0    77,491   77,491  500,000  1,136,185  1,136,185  1,821,645
   24   69        0    513,869       0         0    69,654   69,654  500,000  1,249,009  1,249,009  1,955,947
   25   70        0    539,563       0         0    60,876   60,876  500,000  1,372,358  1,372,358  2,100,531
   26   71        0    566,541       0         0    51,168   51,168  500,000  1,507,404  1,507,404  2,256,132
   27   72        0    594,868       0         0    40,263   40,263  500,000  1,654,991  1,654,991  2,423,734
   28   73        0    624,611       0         0    28,150   28,150  500,000  1,816,488  1,816,488  2,605,388
   29   74        0    655,842       0         0    14,464   14,464  500,000  1,992,864  1,992,864  2,800,970
   30   75        0    688,634       0         0         0        0        0  2,185,357  2,185,357  3,012,078
   31   76        0    723,066       0         0         0        0        0  2,395,603  2,295,603  3,241,251
   32   77        0    759,219       0         0         0        0        0  2,624,814  2,624,814  3,488,902
   33   78        0    797,180       0         0         0        0        0  2,874,400  2,874,400  3,756,553
   34   79        0    837,039       0         0         0        0        0  3,142,251  3,142,251  4,040,620
   35   80        0    878,891       0         0         0        0        0  3,432,406  3,432,406  4,345,083
   36   81        0    922,836       0         0         0        0        0  3,747,321  3,747,321  4,672,910
   37   82        0    968,977       0         0         0        0        0  4,088,363  4,088,363  5,024,189
   38   83        0  1,017,426       0         0         0        0        0  4,463,635  4,463,635  5,408,587
   39   84        0  1,068,298       0         0         0        0        0  4,872,431  4,872,431  5,824,992
   40   85        0  1,121,712       0         0         0        0        0  5,316,593  5,316,593  6,275,175

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, THE DISCLOSURE PAGE, THE CONTINUATION OF COMPLIANCE REPORT 2, AND THE SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                                 (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR.      @ 0%     @ 0%     @ 0%     @ 12%    @ 12%    @ 12%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  --------  -------  -------  --------  -------  -------
   41   86        0  1,177,798      0        0          0        0        0  5,800,309 5,800,309 6,763,161
   42   87        0  1,236,688      0        0          0        0        0  6,325,808 6,325,808 7,291,126
   43   88        0  1,298,522      0        0          0        0        0  6,898,375 6,898,375 7,862,078
   44   89        0  1,363,449      0        0          0        0        0  7,522,995 7,522,995 8,479,920
   45   90        0  1,431,621      0        0          0        0        0  8,206,092 8,206,092 9,147,331
   46   91        0  1,503,202      0        0          0        0        0  8,954,509 8,954,509 9,865,182
   47   92        0  1,578,362      0        0          0        0        0  9,781,688 9,78,1688 10,638,564
   48   93        0  1,657,280      0        0          0        0        0  10,703,953 10,703,953 11,472,497
   49   94        0  1,740,144      0        0          0        0        0  11,745,939 11,745,939 12,369,649
   50   95        0  1,827,151      0        0          0        0        0  12,945,655 12,945,655 13,334,025

ASSUME CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%, CONTRACT LAPSES AFTER AGE 74. ASSUMING CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 12.00% THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 12.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                      DATE PREPARED: 11/6/96

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, DISCLOSURE PAGE, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker Preferred, Age 45               TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                         LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                             GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                     COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                         DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

            Additional Riders and Benefits Included in This Proposal
                ------------------------------------------------
                        Adjustable Term Insurance Rider
                ------------------------------------------------
                             From Year 0 to Year 50

THIS POLICY HAS BEEN TESTED FOR THE POSSIBILITY OF CLASSIFICATION AS A MODIFIED ENDOWMENT. THIS TEST IS NOT A GUARANTEE THAT A POLICY WILL NOT BE CLASSIFIED AS A MODIFIED ENDOWMENT.

THIS ILLUSTRATION HAS BEEN CHECKED AGAINST FEDERAL TAX LAW RELATING TO THE DEFINITION OF LIFE INSURANCE AND IS IN COMPLIANCE BASED ON PROPOSED PREMIUM PAYMENTS AND COVERAGES. ANY DECREASE IN SPECIFIED AMOUNT AND/OR TARGET DEATH BENEFIT AND/OR A CHANGE IN DEATH BENEFIT AND/OR SURRENDERS OCCURRING IN THE FIRST 15 YEARS MAY CAUSE A TAXABLE EVENT. IN ADDITION, IF THE POLICY IS DEFINED AS A MODIFIED ENDOWMENT CONTRACT, A LOAN, SURRENDER, OR ASSIGNMENT OR PLEDGE (UNLESS SUCH ASSIGNMENT OR PLEDGE IS FOR BURIAL EXPENSES AND THE MAXIMUM DEATH BENEFIT IS NOT IN EXCESS OF $25,000) MAY BE CONSIDERED A TAXABLE DISTRIBUTION AND A TEN PERCENT PENALTY MAY BE ADDED TO ANY TAX ON THE DISTRIBUTION. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE.

VALUES SHOWN ON THIS ILLUSTRATION ARE BASED ON A POLICY OWNER TAX BRACKET OF 0.00%.

PREMIUMS ARE ASSUMED TO BE PAID AT THE BEGINNING OF THE PAYMENT PERIOD. POLICY VALUES AND AGES ARE SHOWN AS OF THE END OF THE POLICY YEAR AND REFLECT THE EFFECT OF ALL LOANS AND SURRENDERS. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS, FREQUENCIES, OR NOT ON THE DUE DATE.

THE POLICY'S SURRENDER VALUE INCLUDES ANY SALES CHARGE REFUND ON FULL SURRENDERS. THE SALES CHARGE REFUND EQUALS THE SALES CHARGE COLLECTED IN THE FIRST POLICY YEAR OR THE FIRST POLICY YEAR OF AN INCREASE ADJUSTED BY THE FOLLOWING SCHEDULE:
      YEAR 1-100%
      YEAR 2-66.67%
      YEAR 3-33.33%

PREMIUMS LESS THE FOLLOWING DEDUCTIONS ARE ADDED TO THE ACCOUNT VALUE. (1) A PREMIUM TAX CHARGE OF 2.00% OF GROSS PREMIUMS IN ALL YEARS. (2) A SALES CHARGE ON THE GROSS PREMIUM EQUALS TO 9% UP TO THE TARGET PREMIUM IN YEARS 1-10, 0% IN POLICY YEARS 11 AND AFTER, AND 0% OF PREMIUM IN EXCESS OF THE TARGET PREMIUM IN ALL YEARS. (3) A DAC TAX CHARGE OF 1.25% OF GROSS PREMIUMS IN ALL YEARS.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

THOSE COLUMNS ASSUMING GUARANTEED CHARGES USE THE CURRENT MONTHLY MORTALITY CHARGES AND CURRENT CHARGES FOR RIDER BENEFITS IF ANY, FOR THE FIRST YEAR AS WELL AS THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THEREAFTER THESE COLUMNS USE GUARANTEED CHARGES FOR MONTHLY MORTALITY CHARGES, RIDER BENEFITS IF ANY, AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THOSE COLUMNS ASSUMING CURRENT CHARGES ARE BASED UPON "CURRENT CHARGES" AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED.

THE CURRENT CHARGES ARE DECLARED BY MONY LIFE INSURANCE COMPANY OF AMERICA, ARE GUARANTEED FOR THE FIRST POLICY YEAR, AND APPLY TO POLICIES ISSUED AS OF THE PREPARATION DATE SHOWN. AFTER THE FIRST POLICY YEAR, CURRENT CHARGES ARE NOT GUARANTEED, AND MAY BE CHANGED AT THE DISCRETION OF MONY LIFE INSURANCE COMPANY OF AMERICA

THE DIFFERENCE BETWEEN THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER IS ANY OUTSTANDING DEBT PLUS ANY APPLICABLE SALES CHARGE REFUND. A PARTIAL SURRENDER, THE SURRENDER AMOUNT AND THE PARTIAL SURRENDER FEE ($25.00 OR 2% OF THE AMOUNT SURRENDERED, IF LESS) COULD BE DEDUCTED FROM THE BENEFIT PAYABLE AT DEATH, AND WILL BE DEDUCTED FROM THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER.

A POLICY LOAN WILL HAVE A PERMANENT EFFECT ON BENEFITS UNDER THIS POLICY. LOAN INTEREST AT AN ANNUAL RATE OF 4.6% WILL BE CHARGED IN ARREARS. AMOUNTS BORROWED WILL EARN INTEREST AT AN ANNUAL RATE OF 4%. AFTER THE 10TH POLICY ANNIVERSARY THE ANNUAL INTEREST RATE APPLICABLE TO THE LOAN ACCOUNT WILL BE 0.30% HIGHER THAN THE RATE APPLICABLE TO POLICIES OF THE SAME TYPE WHICH HAVE NOT REACHED THEIR 10TH POLICY ANNIVERSARY. THIS INCREASE IS ANTICIPATED BUT NOT GUARANTEED. THIS INCREASE IS BASED ON CURRENT EXPECTATIONS AS TO MORTALITY, INVESTMENT EARNINGS, PERSISTENCY AND EXPENSES AND IS NOT GUARANTEED. ADVERSE TAX CONSEQUENCES COULD OCCUR IF A POLICY SUBJECT TO LOANS IS SURRENDERED OR PERMITTED TO LAPSE. IN ADDITION, THE LOAN INTEREST MAY NOT BE DEDUCTIBLE. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE SURROUNDING THE DEDUCTIBILITY OF LOAN INTEREST AND OTHER TAX CONSEQUENCES.

AN ADMINISTRATIVE CHARGE IS DEDUCTED EACH MONTH. DURING THE FIRST 36 POLICY MONTHS THE CHARGE IS $10.50 PER MONTHS, THEREAFTER THE CHARGE IS $7.50 PER MONTH.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker Preferred, Age 45             TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: FULLY UNDERWRITTEN

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                   (3)        (4)        (5)      (6)      (7)        (8)      (9)     (10)
                (1)        (2)            PARTIAL   SURRENDR  ACCOUNT    DEATH   SURRENDR  ACCOUNT    DEATH
              TOTAL    PREMIUM           SURRENDR      VALUE    VALUE  BENEFIT      VALUE    VALUE  BENEFIT
  POL  AGE   POLICY     ACCUM.  ANNUAL   FR INSUR       @ 0%     @ 0%     @ 0%       @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM       @ 5%    LOAN   CONTRACT    (GROSS)  (GROSS)  (GROSS)    (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  ---------  ------  ---------  ---------  -------  -------  ---------  -------  -------
    1   46   26,225     27,526       0          0     24,125   21,760  500,000     25,472   23,111  500,000
    2   47   26,225     56,449       0          0     43,994   42,420  500,000     48,022   46,445  500,000
    3   48   26,225     96,808       0          0     53,581   52,774  500,000     71,544   70,858  500,000
    4   49   26,225    118,684       0          0     82,853   82,853  500,000     96,416   96,416  500,000
    5   50   26,225    152,155       0          0    102,613  102,613  500,000    123,141  123,141  500,000
    6   51   26,225    167,398       0          0    122,072  122,072  500,000    151,212  151,212  500,000
    7   52   26,225    224,200       0          0    141,203  141,203  500,000    180,374  180,374  500,000
    8   53        0    235,410       0          0    137,179  137,179  500,000    186,794  186,794  500,000
    9   54        0    247,100       0          0    132,966  132,966  500,000    193,363  193,363  500,000
   10   55        0    259,539       0          0    128,559  128,559  500,000    200,095  200,095  500,000
   11   56        0    273,516       0          0    124,100  124,100  500,000    207,286  207,286  500,000
   12   57        0    286,142       0          0    119,341  119,341  500,000    214,632  214,632  500,000
   13   58        0    300,449       0          0    114,274  114,274  500,000    222,156  222,156  500,000
   14   59        0    315,472       0          0    108,845  108,845  500,000    229,846  229,846  500,000
   15   60        0    331,246       0          0    102,997  102,997  500,000    237,695  237,695  500,000
   16   61        0    347,807       0          0     96,670   96,670  500,000    245,698  245,698  500,000
   17   62        0    365,197       0          0     89,796   89,796  500,000    253,853  253,853  500,000
   18   63        0    383,457       0          0     82,313   82,313  500,000    262,161  262,161  500,000
   19   64        0    402,530       0          0     74,039   74,039  500,000    270,571  270,571  500,000
   20   65        0    422,762       0          0     64,942   64,942  500,000    279,119  279,119  500,000
   21   66        0    443,900       0          0     54,823   54,823  500,000    287,767  287,767  500,000
   22   67        0    466,098       0          0     43,575   43,575  500,000    296,535  296,535  500,000
   23   68        0    488,399       0          0     31,021   31,021  500,000    305,422  305,422  500,000
   24   69        0    513,869       0          0     16,964   16,964  500,000    314,427  314,427  500,000
   25   70        0    539,863       0          0      1,240    1,240  500,000    323,619  323,619  500,000
   26   71        0    566,541       0          0          0        0        0    332,951  332,951  500,000
   27   72        0    594,868       0          0          0        0        0    342,326  342,326  502,336
   28   73        0    624,611       0          0          0        0        0    351,909  351,909  504,742
   29   74        0    655,842       0          0          0        0        0    361,565  361,565  506,179
   30   75        0    688,534       0          0          0        0        0    371,227  371,227  511,662
   31   76        0    723,066       0          0          0        0        0    380,861  380,861  515,204
   32   77        0    759,229       0          0          0        0        0    390,457  390,457  518,996
   33   78        0    797,180       0          0          0        0        0    400,024  400,024  522,792
   34   79        0    837,039       0          0          0        0        0    409,606  409,606  526,712
   35   80        0    878,891       0          0          0        0        0    419,221  419,221  530,704
   36   81        0    322,036       0          0          0        0        0    428,903  428,903  534,842
   37   82        0    968,977       0          0          0        0        0    428,598  428,598  538,993
   38   83        0  1,017,426       0          0          0        0        0    448,282  448,282  543,183
   39   84        0  1,068,298       0          0          0        0        0    457,943  457,943  547,470
   40   85        0  1,122,712       0          0          0        0        0    467,560  467,560  551,861

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker Preferred, Age 45             TAX BRACKET %: 0.00%(ee)/0.00%(er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: FULLY UNDERWRITTEN

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)        (4)        (5)      (6)      (7)        (8)      (9)     (10)
                (1)      (2)            PARTIAL   SURRENDR  ACCOUNT    DEATH   SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR      VALUE    VALUE  BENEFIT      VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR.       @ 0%     @ 0%     @ 0%       @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT    (GROSS)  (GROSS)  (GROSS)    (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  ---------  -------  -------  ---------  -------  -------
   41   86        0  1,177,798      0         0          0        0        0    477,181  477,181  556,292
   42   87        0  1,236,688      0         0          0        0        0    486,868  486,868  561,168
   43   88        0  1,298,522      0         0          0        0        0    496,732  496,732  566,125
   44   89        0  1,363,449      0         0          0        0        0    506,925  506,925  572,406
   45   90        0  1,431,622      0         0          0        0        0    527,627  527,627  577,010
   46   91        0  1,503,202      0         0          0        0        0    529,151  529,151  542,965
   47   92        0  1,578,362      0         0          0        0        0    541,852  541,852  589,318
   48   93        0  1,657,280      0         0          0        0        0    556,325  556,325  596,269
   49   94        0  1,740,144      0         0          0        0        0    572,807  572,807  603,360
   50   95        0  1,827,151      0         0          0        0        0    594,919  594,919  612,767

         Illustration Received _________________________________________________
                               (Signature of Applicant/Policyholder(s) and Date)

         Illustration Delivered_________________________________________________
                                     (Signature of Representative and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 6.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                    DATE PREPARED: 11/6/1996


NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker Preferred, Age 45              Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     26225      27536     0          0          24129      21768    500000      25472      23111    500000
  2    47     26225      56449     0          0          44702      43128    500000      48749      47175    500000
  3    48     26225      86808     0          0          64834      54047    500000      72930      72203    500000
  4    49     26225     118684     0          0          84668      64658    500000      98378      98378    500000
  5    50     26225     152155     0          0         104921     104921    500000     125715     125715    500000
  6    51     26225     187298     0          0         124986     124986    500000     154421     154421    500000
  7    52     26225     224200     0          0         144856     144856    500000     184566     184566    500000
  8    53         0     235410     0          0         141743     141743    500000     192055     192055    500000
  9    54         0     247180     0          0         138662     138662    500000     199920     199920    500000
 10    55         0     259539     0          0         135610     135610    500000     208179     208179    500000
 11    56         0     272516     0          0         132946     132946    500000     217470     217470    500000
 12    57         0     286142     0          0         130211     130211    500000     227189     227189    500000
 13    58         0     300449     0          0         127405     127405    500000     237363     237363    500000
 14    59         0     315471     0          0         124303     124303    500000     247861     247861    504075
 15    60         0     331245     0          0         120856     120856    500000     258677     258677    511300
 16    61         0     347807     0          0         116969     116969    500000     269768     269768    518495
 17    62         0     365197     0          0         112633     112633    500000     281149     281149    525692
 18    63         0     383457     0          0         107745     107745    500000     292785     292785    532839
 19    64         0     402630     0          0         102481     102481    500000     304818     304818    540198
 20    65         0     422762     0          0          96831      96831    500000     317278     317278    547876
 21    66         0     443900     0          0          90784      90784    500000     330198     330198    555888
 22    67         0     466095     0          0          84327      84327    500000     343610     343610    564345
 23    68         0     489399     0          0          77345      77345    500000     357498     357498    573176
 24    69         0     513869     0          0          69666      69666    500000     371824     371824    582276
 25    70         0     539563     0          0          61105      61105    500000     386554     386554    591659
 26    71         0     566541     0          0          51621      51621    500000     401733     401733    601273
 27    72         0     594868     0          0          41006      41006    500000     417336     417336    611189
 28    73         0     624611     0          0          29198      29198    500000     433411     433411    621642
 29    74         0     655842     0          0          15893      15893    500000     449922     449922    632366
 30    75         0     688634     0          0            815        815    500000     466861     466861    643474
 31    76         0     723066     0          0              0          0         0     484278     484278    655228
 32    77         0     759219     0          0              0          0         0     502114     502114    667410
 33    78         0     797180     0          0              0          0         0     520334     520334    680025
 34    79         0     837039     0          0              0          0         0     538285     538285    692181
 35    80         0     878891     0          0              0          0         0     556465     556465    704429
 36    81         0     922836     0          0              0          0         0     574948     574948    716960
 37    82         0     968977     0          0              0          0         0     593642     593642    729627
 38    83         0    1017426     0          0              0          0         0     613379     613379    743232
 39    84         0    1068298     0          0              0          0         0     633664     633664    757545
 40    85         0    1121712     0          0              0          0         0     654386     654386    772371

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45              Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86         0    1177798     0          0              0          0         0     675666     675666    787827
 42    87         0    1236688     0          0              0          0         0     697407     697407    803832
 43    88         0    1298522     0          0              0          0         0     719802     719802    820358
 44    89         0    1363449     0          0              0          0         0     742941     742941    837443
 45    90         0    1431621     0          0              0          0         0     767001     767001    854976
 46    91         0    1503202     0          0              0          0         0     792129     792129    872680
 47    92         0    1578362     0          0              0          0         0     818933     818933    890672
 48    93         0    1657280     0          0              0          0         0     848096     848096    908989
 49    94         0    1740144     0          0              0          0         0     880686     880686    927451
 50    95         0    1827151     0          0              0          0         0     918410     918410    945962

Assume current charges and a gross investment return of 0.00%, contract lapses after age 75. Assuming current charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker Preferred, Age 45        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                   Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                      Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                              Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                  Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                   Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                      Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                              Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                  Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $12.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     26225      27536     0          0          24129      21768    500000       26815      24455    500000
  2    47     26225      56449     0          0          43994      42420    500000       52213      50639    500000
  3    48     26225      86808     0          0          63561      62774    500000       80391      79605    500000
  4    49     26225     118684     0          0          82853      82853    500000      111687     111687    500000
  5    50     26225     152155     0          0         102613     102613    500000      147194     147194    500000
  6    51     26225     187298     0          0         122072     122072    500000      186532     186532    500000
  7    52     26225     224200     0          0         141203     141203    500000      229849     229849    576968
  8    53         0     235410     0          0         137179     137179    500000      252062     252062    613343
  9    54         0     247180     0          0         132966     132966    500000      276325     276325    651962
 10    55         0     259539     0          0         128559     128559    500000      302838     302838    693074
 11    56         0     272516     0          0         124100     124100    500000      332269     332269    737837
 12    57         0     286142     0          0         119341     119341    500000      364401     364401    785503
 13    58         0     300449     0          0         114274     114274    500000      399498     399498    836268
 14    59         0     315471     0          0         108845     108845    500000      437796     437796    890346
 15    60         0     331245     0          0         102997     102997    500000      479555     479555    947888
 16    61         0     347807     0          0          96670      96670    500000      525055     525055   1009156
 17    62         0     365197     0          0          89798      89798    500000      574603     574603   1074392
 18    63         0     383457     0          0          82313      82313    500000      628532     628532   1143866
 19    64         0     402630     0          0          74039      74039    500000      687085     687085   1217651
 20    65         0     422762     0          0          64942      64942    500000      750706     750706   1296320
 21    66         0     443900     0          0          54823      54823    500000      819694     819694   1379955
 22    67         0     466095     0          0          43575      43575    500000      894500     894500   1469127
 23    68         0     489399     0          0          31021      31021    500000      975555     975555   1564107
 24    69         0     513869     0          0          16964      16964    500000     1063333    1063333   1665180
 25    70         0     539563     0          0           1240       1240    500000     1158428    1158428   1773091
 26    71         0     566541     0          0              0          0         0     1261285    1261285   1887765
 27    72         0     594868     0          0              0          0         0     1371998    1371998   2009291
 28    73         0     624611     0          0              0          0         0     1491727    1491727   2139584
 29    74         0     655842     0          0              0          0         0     1620619    1620619   2277781
 30    75         0     688634     0          0              0          0         0     1759135    1759135   2424615
 31    76         0     723066     0          0              0          0         0     1907984    1907984   2581503
 32    77         0     759219     0          0              0          0         0     2067905    2067905   2748660
 33    78         0     797180     0          0              0          0         0     2239707    2239707   2927073
 34    79         0     837039     0          0              0          0         0     2424476    2424476   3117634
 35    80         0     878891     0          0              0          0         0     2623315    2623315   3320654
 36    81         0     922836     0          0              0          0         0     2837270    2837270   3534076
 37    82         0     968977     0          0              0          0         0     3067271    3067271   3769370
 38    83         0    1017426     0          0              0          0         0     3314207    3314207   4015824
 39    84         0    1068298     0          0              0          0         0     3579160    3579160   4278886
 40    85         0    1121712     0          0              0          0         0     3863205    3863205   4559741

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86         0    1177798     0          0              0          0         0    4168058     4168058   4859958
 42    87         0    1236688     0          0              0          0         0    4495741     4495741   5181791
 43    88         0    1298522     0          0              0          0         0    4848971     4848971   5526372
 44    89         0    1363449     0          0              0          0         0    5231284     5231284   5896704
 45    90         0    1431621     0          0              0          0         0    5647102     5647102   6294024
 46    91         0    1503202     0          0              0          0         0    6102596     6102596   6723231
 47    92         0    1578362     0          0              0          0         0    6606172     6606172   7104872
 48    93         0    1657280     0          0              0          0         0    7170181     7170181   7685000
 49    94         0    1740144     0          0              0          0         0    7813954     7813954   8228875
 50    95         0    1827151     0          0              0          0         0    8558781     8558781   8825844

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 70. Assuming guaranteed charges and a gross investment return of 12.00%, this contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     26225      27536     0          0          24129      21768    500000       26815      24455    500000
  2    47     26225      56449     0          0          44702      43128    500000       52958      51384    500000
  3    48     26225      86808     0          0          64834      64047    500000       81810      81023    500000
  4    49     26225     118684     0          0          84659      84659    500000      113811     113811    500000
  5    50     26225     152165     0          0         104921     104921    500000      150053     150053    500000
  6    51     26225     187298     0          0         124986     124986    500000      190280     190280    500000
  7    52     26225     224200     0          0         144856     144856    500000      234727     234727    509213
  8    53         0     235410     0          0         141743     141743    500000      258390     258390    628741
  9    54         0     247180     0          0         138662     138662    500000      284516     284516    671287
 10    55         0     259539     0          0         135610     135610    500000      313365     313365    717167
 11    56         0     272516     0          0         132946     132946    500000      346212     346212    768798
 12    57         0     286142     0          0         130211     130211    500000      382489     382489    824493
 13    58         0     300449     0          0         127405     127405    500000      422561     422561    804548
 14    59         0     315471     0          0         124303     124303    500000      466543     466543    948809
 15    60         0     331245     0          0         120856     120856    500000      514768     514768   1017490
 16    61         0     347807     0          0         116969     116969    500000      567533     567533   1090799
 17    62         0     365197     0          0         112633     112633    500000      625287     625287   1169162
 18    63         0     383457     0          0         107745     107745    500000      680391     680391   1252803
 19    64         0     402630     0          0         102481     102481    500000      757653     757653   1342713
 20    65         0     422762     0          0          96831      96831    500000      833707     833707   1439646
 21    66         0     443900     0          0          90784      90784    500000      917256     917256   1544201
 22    67         0     466095     0          0          84327      84327    500000     1009077    1009077   1657309
 23    68         0     489399     0          0          77345      77345    500000     1109874    1109874   1779461
 24    69         0     513869     0          0          69666      69666    500000     1220332    1220332   1911040
 25    70         0     539563     0          0          61105      61105    500000     1341189    1341189   2052823
 26    71         0     566541     0          0          51621      51621    500000     1473517    1473517   2205413
 27    72         0     594868     0          0          41006      41006    500000     1618235    1618235   2369905
 28    73         0     624611     0          0          29198      29198    500000     1776607    1776607   2548187
 29    74         0     655842     0          0          15893      15893    500000     1949678    1949678   2740273
 30    75         0     688634     0          0            815        815    500000     2138679    2138679   2947741
 31    76         0     723066     0          0              0          0         0     2345227    2345227   3173092
 32    77         0     759219     0          0              0          0         0     2570530    2570530   3416748
 33    78         0     797180     0          0              0          0         0     2815991    2815991   3680218
 34    79         0     837039     0          0              0          0         0     3079560    3079560   3960006
 35    80         0     878891     0          0              0          0         0     3365430    3365430   4260297
 36    81         0     922836     0          0              0          0         0     3675834    3675834   4503765
 37    82         0     968977     0          0              0          0         0     4012134    4012134   4930511
 38    83         0    1017426     0          0              0          0         0     4382302    4382302   5310035
 39    84         0    1068298     0          0              0          0         0     4785783    4785783   5721402
 40    85         0    1121712     0          0              0          0         0     5224534    5224534   6166517

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)        (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT     DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE     BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%      @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)    (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   --------   --------
 41    86         0    1177798     0          0              0          0         0     5702488     5702488    6649101
 42    87         0    1236688     0          0              0          0         0     6222049     6222049    7171579
 43    88         0    1298522     0          0              0          0         0     6788871     6788871    7736934
 44    89         0    1363449     0          0              0          0         0     7406869     7406869    8249022
 45    90         0    1431621     0          0              0          0         0     8083319     8083319    9010476
 46    91         0    1503202     0          0              0          0         0     8824742     8824742    9722218
 47    92         0    1578362     0          0              0          0         0     9644195     9644195   10489027
 48    93         0    1657280     0          0              0          0         0    10557775    10557775   11315823
 49    94         0    1740144     0          0              0          0         0    11589299    11589299   12204591
 50    95         0    1827151     0          0              0          0         0    12775545    12775545   13168812

Assume current charges and a gross investment return of 0.00%, contract lapses after age 75. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $12.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Smoker, Age 45                            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     26225      27536     0          0          23330      20970    500000      24649      22288    500000
  2    47     26225      56449     0          0          41727      40153    500000      45642      44068    500000
  3    48     26225      86808     0          0          59743      58956    500000      67541      66755    500000
  4    49     26225     118684     0          0          77412      77412    500000      90436      90436    500000
  5    50     26225     152155     0          0          95490      95490    500000     115139     115139    500000
  6    51     26225     187298     0          0         113217     113217    500000     140960     140960    500000
  7    52     26225     224200     0          0         130575     130575    500000     167958     167958    500000
  8    53         0     235410     0          0         124536     124536    500000     171805     171805    500000
  9    54         0     247180     0          0         118097     118097    500000     175515     175515    500000
 10    55         0     259539     0          0         111153     111153    500000     179008     179008    500000
 11    56         0     272516     0          0         103847     103847    500000     182559     182559    500000
 12    57         0     286142     0          0          95937      95937    500000     185869     185869    500000
 13    58         0     300449     0          0          87349      87349    500000     188892     188892    500000
 14    59         0     315471     0          0          78051      78051    500000     191619     191619    500000
 15    60         0     331245     0          0          67958      67958    500000     194000     194000    500000
 16    61         0     347807     0          0          56973      56973    500000     195980     195980    500000
 17    62         0     365197     0          0          44885      44885    500000     197424     197424    500000
 18    63         0     383457     0          0          31515      31515    500000     198224     198224    500000
 19    64         0     402630     0          0          16662      16662    500000     198258     198258    500000
 20    65         0     422762     0          0             41         41    500000     197350     197350    500000
 21    66         0     443900     0          0              0          0         0     195303     195303    500000
 22    67         0     466095     0          0              0          0         0     192003     192003    500000
 23    68         0     489399     0          0              0          0         0     187234     187234    500000
 24    69         0     513869     0          0              0          0         0     180821     180821    500000
 25    70         0     539563     0          0              0          0         0     172431     172431    500000
 26    71         0     566541     0          0              0          0         0     161664     161664    500000
 27    72         0     594868     0          0              0          0         0     147991     147991    500000
 28    73         0     624611     0          0              0          0         0     130626     130626    500000
 29    74         0     655842     0          0              0          0         0     108679     108679    500000
 30    75         0     688634     0          0              0          0         0      81022      81022    500000
 31    76         0     723066     0          0              0          0         0      46097      46097    500000
 32    77         0     759219     0          0              0          0         0       2173       2173    500000
 33    78         0          0     0          0              0          0         0          0          0         0
 34    79         0          0     0          0              0          0         0          0          0         0
 35    80         0          0     0          0              0          0         0          0          0         0
 36    81         0          0     0          0              0          0         0          0          0         0
 37    82         0          0     0          0              0          0         0          0          0         0
 38    83         0          0     0          0              0          0         0          0          0         0
 39    84         0          0     0          0              0          0         0          0          0         0
 40    85         0          0     0          0              0          0         0          0          0         0

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86       0         0        0          0            0          0         0          0          0         0
 42    87       0         0        0          0            0          0         0          0          0         0
 43    88       0         0        0          0            0          0         0          0          0         0
 44    89       0         0        0          0            0          0         0          0          0         0
 45    90       0         0        0          0            0          0         0          0          0         0

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 65. Assuming guaranteed charges and a gross investment return of 6.00%, this contract lapses after age 77. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Smoker, Age 45                            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     26225      27536     0          0          23330      20970    500000      24649      22288    500000
  2    47     26225      56449     0          0          42766      41193    500000      46709      45135    500000
  3    48     26225      86808     0          0          61661      60774    500000      69466      68679    500000
  4    49     26225     118684     0          0          80071      80071    500000      93323      93323    500000
  5    50     26225     152155     0          0          99188      99188    500000     119228     119228    500000
  6    51     26225     187298     0          0         118176     118176    500000     146513     146513    500000
  7    52     26225     224200     0          0         136992     136992    500000     175210     175210    500000
  8    53         0     235410     0          0         132780     132780    500000     181159     181159    500000
  9    54         0     247180     0          0         126595     128595    500000     187425     187425    500000
 10    55         0     259539     0          0         124304     124304    500000     193913     193913    500000
 11    56         0     272516     0          0         119998     119998    500000     201022     201022    500000
 12    57         0     286142     0          0         115244     115244    500000     208178     208178    500000
 13    58         0     300449     0          0         109937     109937    500000     215332     215332    500000
 14    59         0     315471     0          0         103920     103920    500000     222399     222399    500000
 15    60         0     331245     0          0          97170      97170    500000     229399     229399    500000
 16    61         0     347807     0          0          89514      89514    500000     236256     236256    500000
 17    62         0     365197     0          0          80912      80912    500000     242990     242990    500000
 18    63         0     383457     0          0          71319      71319    500000     249623     249623    500000
 19    64         0     402630     0          0          60788      60788    500000     256239     256239    500000
 20    65         0     422762     0          0          49320      49320    500000     262893     262893    500000
 21    66         0     443900     0          0          36861      36861    500000     269613     269613    500000
 22    67         0     466095     0          0          23406      23406    500000     276458     276458    500000
 23    68         0     489399     0          0           8657       8657    500000     283351     283351    500000
 24    69         0     513869     0          0              0          0         0     290166     290166    500000
 25    70         0     539563     0          0              0          0         0     296809     296809    500000
 26    71         0     566541     0          0              0          0         0     303313     303313    500000
 27    72         0     594868     0          0              0          0         0     309565     309565    500000
 28    73         0     624611     0          0              0          0         0     315668     315668    500000
 29    74         0     655842     0          0              0          0         0     321449     321449    500000
 30    75         0     688634     0          0              0          0         0     326867     326867    500000
 31    76         0     723066     0          0              0          0         0     331964     331964    500000
 32    77         0     759219     0          0              0          0         0     336525     336525    500000
 33    78         0     797180     0          0              0          0         0     340400     340400    500000
 34    79         0     837039     0          0              0          0         0     342114     342114    500000
 35    80         0     878891     0          0              0          0         0     342279     342279    500000
 36    81         0     922836     0          0              0          0         0     340688     340688    500000
 37    82         0     968977     0          0              0          0         0     336576     336576    500000
 38    83         0    1017426     0          0              0          0         0     331202     331202    500000
 39    84         0    1068298     0          0              0          0         0     322819     322819    500000
 40    85         0    1121712     0          0              0          0         0     310014     310014    500000

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86       0      1177798     0          0            0          0         0       291581     291581    500000
 42    87       0      1236688     0          0            0          0         0       264866     264866    500000
 43    88       0      1298522     0          0            0          0         0       227055     227055    500000
 44    89       0      1363449     0          0            0          0         0       173444     173444    500000
 45    90       0      1431621     0          0            0          0         0        97094      97094    500000

Assume current charges and a gross investment return of 0.00%, contract lapses after age 68. Assuming current charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                       Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                       Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $12.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     26225      27536     0          0          23330      20970    500000       25968      23607    500000
  2    47     26225      56449     0          0          41727      40153    500000       49718      48145    500000
  3    48     26225      86808     0          0          59743      58956    500000       75993      75206    500000
  4    49     26225     118684     0          0          77412      77412    500000      105127     105127    500000
  5    50     26225     152155     0          0          95490      95490    500000      138221     138221    500000
  6    51     26225     187298     0          0         113217     113217    500000      174906     174906    500000
  7    52     26225     224200     0          0         130576     130576    500000      215620     215620    500000
  8    53         0     235410     0          0         124536     124536    500000      235094     235094    500000
  9    54         0     247180     0          0         118097     118097    500000      256550     256550    519770
 10    55         0     259539     0          0         111153     111153    500000      279915     279915    562385
 11    56         0     272516     0          0         103847     103847    500000      305716     305716    587984
 12    57         0     286142     0          0          95937      95937    500000      333726     333726    625903
 13    58         0     300449     0          0          87349      87349    500000      364116     364116    666296
 14    59         0     315471     0          0          76051      76051    500000      397110     397110    709358
 15    60         0     331245     0          0          67958      67958    500000      432918     432918    755270
 16    61         0     347807     0          0          56973      56973    500000      471772     471772    804135
 17    62         0     365197     0          0          44885      44885    500000      513840     513840    854110
 18    63         0     383457     0          0          31515      31515    500000      559345     559345    911397
 19    64         0     402630     0          0          16662      16662    500000      608524     608524    970292
 20    65         0     422762     0          0             41         41    500000      661590     661590   1032940
 21    66         0     443900     0          0              0          0         0      718766     718766   1099639
 22    67         0     466095     0          0              0          0         0      780432     780432   1170804
 23    68         0     489399     0          0              0          0         0      846918     846918   1246663
 24    69         0     513869     0          0              0          0         0      918680     918680   1327677
 25    70         0     539563     0          0              0          0         0      996090     996090   1413949
 26    71         0     566541     0          0              0          0         0     1079551    1079551   1505865
 27    72         0     594868     0          0              0          0         0     1169457    1169457   1603793
 28    73         0     624611     0          0              0          0         0     1266080    1266080   1707942
 29    74         0     655842     0          0              0          0         0     1369810    1369810   1818833
 30    75         0     688634     0          0              0          0         0     1481057    1481057   1937075
 31    76         0     723066     0          0              0          0         0     1600160    1600160   2062527
 32    77         0     759219     0          0              0          0         0     1727739    1727739   2197338
 33    78         0     797180     0          0              0          0         0     1864468    1864468   2341026
 34    79         0     837039     0          0              0          0         0     2011248    2011248   2494551
 35    80         0     878891     0          0              0          0         0     2168944    2168944   2658909
 36    81         0     922836     0          0              0          0         0     2338434    2338434   2834182
 37    82         0     968977     0          0              0          0         0     2520529    2520529   3021106
 38    83         0    1017426     0          0              0          0         0     2715951    2715951   3220846
 39    84         0    1068298     0          0              0          0         0     2925528    2925528   3433692
 40    85         0    1121712     0          0              0          0         0     3150294    3150294   3661586

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86         0    1177798     0          0            0          0         0       3391733    3391733   3905242
 42    87         0    1236688     0          0            0          0         0       3651691    3651691   4166945
 43    88         0    1298522     0          0            0          0         0       3932686    3932686   4447474
 44    89         0    1363449     0          0            0          0         0       4237083    4237083   4747651
 45    90         0    1431621     0          0            0          0         0       4568643    4568643   5071194
 46    91         0    1503202     0          0            0          0         0       4932525    4932525   5418871
 47    92         0    1578362     0          0            0          0         0       5335931    5335931   5794288
 48    93         0    1657280     0          0            0          0         0       5789419    5789419   6199889
 49    94         0    1740144     0          0            0          0         0       6307913    6307913   6640340
 50    95         0    1827151     0          0            0          0         0       6916756    6916756   7123567

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 65. Assuming guaranteed charges and a gross investment return of 12.00%, this contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     26225      27536     0          0          23330      20970    500000       25968      23607    500000
  2    47     26225      56449     0          0          42766      41193    500000       50812      49236    500000
  3    48     26225      86808     0          0          61561      60774    500000       78024      77236    500000
  4    49     26225     118684     0          0          80071      80071    500000      108252     108252    500000
  5    50     26225     152155     0          0          99188      99188    500000      142728     142728    500000
  6    51     26225     187298     0          0         118176     118176    500000      181109     181109    500000
  7    52     26225     224200     0          0         136992     136992    500000      223800     223800    500000
  8    53         0     235410     0          0         132780     132780    500000      245672     245672    511267
  9    54         0     247180     0          0         128595     128595    500000      269899     269899    546815
 10    55         0     259539     0          0         124304     124304    500000      296523     296523    585159
 11    56         0     272516     0          0         119998     119998    500000      326549     326549    628051
 12    57         0     286142     0          0         115244     115244    500000      359382     359382    674021
 13    58         0     300449     0          0         109937     109937    500000      395218     395218    723210
 14    59         0     315471     0          0         103920     103920    500000      434222     434222    775661
 15    60         0     331245     0          0          97170      97170    500000      476691     476691    831635
 16    61         0     347807     0          0          89514      89514    500000      522823     522823    891151
 17    62         0     365197     0          0          80912      80912    500000      572962     572962    954613
 18    63         0     383457     0          0          71319      71319    500000      627492     627492   1022435
 19    64         0     402630     0          0          60788      60788    500000      686930     686930   1095309
 20    65         0     422762     0          0          49320      49320    500000      751810     751810   1173801
 21    66         0     443900     0          0          36861      36861    500000      822672     822672   1258606
 22    67         0     466095     0          0          23406      23406    500000      900164     900164   1350427
 23    68         0     489399     0          0           8657       8657    500000      984734     984734   1449529
 24    69         0     513869     0          0              0          0         0     1076743    1076743   1556108
 25    70         0     539563     0          0              0          0         0     1176632    1176632   1670229
 26    71         0     566541     0          0              0          0         0     1285179    1285179   1792696
 27    72         0     594868     0          0              0          0         0     1402873    1402873   1923899
 28    73         0     624611     0          0              0          0         0     1530810    1530810   2068063
 29    74         0     655842     0          0              0          0         0     1669425    1669425   2216662
 30    75         0     688634     0          0              0          0         0     1819551    1819551   2379791
 31    76         0     723066     0          0              0          0         0     1982380    1982380   2555684
 32    77         0     759219     0          0              0          0         0     2158369    2158359   2745001
 33    78         0     797180     0          0              0          0         0     2348223    2348223   2948429
 34    79         0     837039     0          0              0          0         0     2548082    2548082   3160386
 35    80         0     878891     0          0              0          0         0     2761982    2761982   3385914
 36    81         0     922836     0          0              0          0         0     2991526    2991526   3625729
 37    82         0     968977     0          0              0          0         0     3236836    3236836   3879671
 38    83         0    1017426     0          0              0          0         0     3506203    3506203   4158006
 39    84         0    1068298     0          0              0          0         0     3797105    3797105   4456662
 40    85         0    1121712     0          0              0          0         0     4109735    4109735   4776745

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86       0      1177798     0          0            0          0         0       4446980    4446980   5120252
 42    87       0      1236688     0          0            0          0         0       4809297    4809297   5487889
 43    88       0      1298522     0          0            0          0         0       5200586    5200586   5881343
 44    89       0      1363449     0          0            0          0         0       5624347    5624347   6302081
 45    90       0      1431621     0          0            0          0         0       6085021    6085021   6754373
 46    91       0      1503202     0          0            0          0         0       6587459    6587459   7236982
 47    92       0      1578362     0          0            0          0         0       7143215    7143215   7756817
 48    93       0      1657280     0          0            0          0         0       7767064    7767064   8317749
 49    94       0      1740144     0          0            0          0         0       8481320    8481320   8928286
 50    95       0      1827151     0          0            0          0         0       9320631    9320631   9599318

Assume current charges and a gross investment return of 0.00%, contract lapses after age 68. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $12.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

      Values Assume Use of Guarantee Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10605     0          0           8151       7250    500000       8629       7729    500000
  2    47     10005      21536     0          0          14563      13963    500000      15963      15363    500000
  3    48     10005      33118     0          0          20758      20498    500000      23565      23265    500000
  4    49     10005      45279     0          0          26840      26840    500000      31431      31431    500000
  5    50     10005      58048     0          0          32960      32960    500000      39845      39845    500000
  6    51     10005      71456     0          0          38864      38864    500000      48525      48525    500000
  7    52     10005      85534     0          0          44502      44502    500000      57437      57437    500000
  8    53     10005     100316     0          0          49884      49884    500000      66601      66601    500000
  9    54     10005     115836     0          0          54962      54962    500000      75988      75988    500000
 10    55     10005     132135     0          0          59746      59746    500000      85621      85621    500000
 11    56     10005     149247     0          0          65187      65187    500000      96573      96573    500000
 12    57     10005     167214     0          0          70249      70249    500000     107803     107803    500000
 13    58     10005     186080     0          0          74942      74942    500000     119348     119348    500000
 14    59     10005     205890     0          0          79226      79226    500000     131199     131199    500000
 15    60     10005     226690     0          0          83058      83058    500000     143353     143353    500000
 16    61     10005     248529     0          0          86399      86399    500000     155813     155813    500000
 17    62     10005     271461     0          0          89205      89205    500000     168588     168588    500000
 18    63     10005     295540     0          0          91437      91437    500000     181693     181693    500000
 19    64     10005     320822     0          0          92951      92951    500000     195073     195073    500000
 20    65     10005     347368     0          0          93749      93749    500000     208796     208796    500000
 21    66     10005     375242     0          0          93686      93686    500000     222833     222833    500000
 22    67     10005     404509     0          0          92702      92702    500000     237236     237236    500000
 23    68     10005     435240     0          0          90686      90686    500000     252038     252038    500000
 24    69     10005     467507     0          0          87514      87514    500000     267286     267286    500000
 25    70     10005     501388     0          0          83100      83100    500000     283077     283077    500000
 26    71     10005     536963     0          0          77192      77192    500000     299446     299446    500000
 27    72     10005     574316     0          0          69255      69255    500000     316347     316347    500000
 28    73     10005     613537     0          0          59421      59421    500000     334092     334092    500000
 29    74     10005     654720     0          0          47018      47018    500000     352711     352711    500000
 30    75     10005     697961     0          0          31488      31488    500000     372084     372084    512844
 31    76     10005     743364     0          0          12341      12341    500000     391674     391674    529934
 32    77     10005     791038     0          0              0          0         0     411471     411471    546928
 33    78     10005     841095     0          0              0          0         0     431477     431477    563898
 34    79     10005     893655     0          0              0          0         0     451734     451734    580885
 35    80     10005     948843     0          0              0          0         0     472267     472267    597843
 36    81     10005    1006791     0          0              0          0         0     493080     493080    614870
 37    82     10005    1067635     0          0              0          0         0     514140     514140    631827
 38    83     10005    1131522     0          0              0          0         0     535403     535403    648748
 39    84     10005    1198604     0          0              0          0         0     556850     556850    665714
 40    85     10005    1269039     0          0              0          0         0     578446     578446    682743

 Not valid without current prospectus and must be accompanied by the Disclosure page, Continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86     10005    1342997     0          0            0          0         0       600254     600254    699896
 42    87     10005    1420652     0          0            0          0         0       622342     622342    717312
 43    88     10005    1502190     0          0            0          0         0       644853     644853    734939
 44    89     10005    1587805     0          0            0          0         0       667993     667993    762962
 45    90     10005    1677700     0          0            0          0         0       692024     692024    771399
 46    91     10005    1772090     0          0            0          0         0       717344     717344    790298
 47    92     10005    1871200     0          0            0          0         0       744509     744509    809728
 48    93     10005    1975266     0          0            0          0         0       774370     774370    829969
 49    94     10005    2084534     0          0            0          0         0       808302     808302    851222
 50    95     10005    2199266     0          0            0          0         0       848560     848560    874017

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 76. Assuming guaranteed charges and a gross investment return of 6.00%, this contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (eve)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005,06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10505              500000        8151       7250    500000       8629       7729    500000
  2    47     10005      21536              500000       14853      14252    500000      16262      15661    500000
  3    48     10005      33118              500000       21313      21013    500000      24113      23813    500000
  4    49     10005      45279              500000       27576      27576    500000      32238      32238    500000
  5    50     10005      58048              500000       33856      33856    500000      40863      40863    500000
  6    51     10005      71456              500000       40026      40026    500000      49874      49874    500000
  7    52     10005      85534              500000       46089      46089    500000      59291      59291    500000
  8    53     10005     100316              500000       52046      52046    500000      69139      69139    500000
  9    54     10005     115838              500000       57901      57901    500000      79442      79442    500000
 10    55     10005     132135              500000       63655      63655    500000      90226      90266    500000
 11    56     10005     149247              500000       70419      70419    500000     102778     102778    500000
 12    57     10005     167214              500000       77047      77047    500000     115926     115926    500000
 13    58     10005     186080              500000       83395      83395    500000     129569     129569    500000
 14    59     10005     205890              500000       89472      89472    500000     143754     143754    500000
 15    60     10005     226690              500000       95237      95237    500000     158486     158486    500000
 16    61     10005     248529              500000      100605     100605    500000     173736     173736    500000
 17    62     10005     271461              500000      105633     105633    500000     189603     189603    500000
 18    63     10005     295540              500000      110285     110285    500000     206115     206115    500000
 19    64     10005     320822              500000      114568     114568    500000     223344     223344    500000
 20    65     10005     347368              500000      118537     118537    500000     241399     241399    500000
 21    66     10005     375242              500000      122108     122108    500000     260303     260303    500000
 22    67     10005     404509              500000      125332     125332    500000     280179     280179    500000
 23    68     10005     435240              500000      128125     128125    500000     301079     301079    500000
 24    69     10005     467507              500000      130361     130361    500000     323042     323042    505884
 25    70     10005     501388              500000      131867     131867    500000     345805     345805    529290
 26    71     10005     536963              500000      132687     132687    500000     369349     369349    552804
 27    72     10005     574316              500000      132644     132644    500000     393635     393635    576479
 28    73     10005     613537              500000      131768     131768    500000     418738     418738    600596
 29    74     10005     654720              500000      129825     129825    500000     444608     444608    624896
 30    75     10005     697961              500000      126651     126651    500000     471241     471241    649511
 31    76     10005     743364              500000      122199     122199    500000     498697     498697    674737
 32    77     10005     791038                   0      116135     116135    500000     526917     526917    700378
 33    78     10005     841095                   0      108131     108131    500000     555869     555869    726466
 34    79     10005     893655                   0       96186      96186    500000     584847     584847    752955
 35    80     10005     948843                   0       80902      80902    500000     614341     614341    777695
 36    81     10005    1006791                   0       61951      61951    500000     644472     644472    803657
 37    82     10005    1067835                   0       38208      38208    500000     675136     675136    829675
 38    83     10005    1131522                   0       11632      11632    500000     707293     707293    857027
 39    84     10005    1198604                   0           0          0    500000     740368     740368    885110
 40    85     10005    1269039                   0           0          0    500000     774224     774224    913816

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86     10005    1342997     0          0            0          0         0        809043     809043    943344
 42    87     10005    1420652     0          0            0          0         0        844694     844684    973583
 43    88     10005    1502190     0          0            0          0         0        881389     881389   1004519
 44    89     10005    1587805     0          0            0          0         0        919286     919286   1036219
 45    90     10005    1677700     0          0            0          0         0        958610     958610   1068563
 46    91     10005    1772090     0          0            0          0         0        999560     999560   1101216
 47    92     10005    1871200     0          0            0          0         0       1042956    1042956   1134318
 48    93     10005    1975246     0          0            0          0         0       1089705    1089705   1167946
 49    94     10005    2084534     0          0            0          0         0       1141287    1141287   1201890
 50    95     10005    2199256     0          0            0          0         0       1200058    1200058   1236060

Assume current charges and a gross investment return of 0.00%, contract lapses after age 83. Assuming current charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker Preferred, Age 45              Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                         Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10505     0          0           8151       7250    500000        9109       8208    500000
  2    47     10005      21536     0          0          14563      13963    500000       17422      16822    500000
  3    48     10005      33118     0          0          20798      20498    500000       26566      26266    500000
  4    49     10005      45279     0          0          26840      26840    500000       36615      36615    500000
  5    50     10005      58048     0          0          32960      32960    500000       47941      47941    500000
  6    51     10005      71456     0          0          38864      38864    500000       60359      60359    500000
  7    52     10005      85534     0          0          44502      44502    500000       73948      73948    500000
  8    53     10005     100316     0          0          49884      49884    500000       88852      88852    500000
  9    54     10005     115838     0          0          54962      54962    500000      105184     105184    500000
 10    55     10005     132135     0          0          59746      59746    500000      123127     123127    500000
 11    56     10005     149247     0          0          65187      65187    500000      144066     144066    500000
 12    57     10005     167214     0          0          70249      70249    500000      167144     167144    500000
 13    58     10005     186080     0          0          74942      74942    500000      192654     192654    500000
 14    59     10005     205890     0          0          79226      79226    500000      220892     220892    500000
 15    60     10005     226690     0          0          83058      83058    500000      252210     252210    500000
 16    61     10005     248529     0          0          86399      86399    500000      286695     286695    551028
 17    62     10005     271461     0          0          89205      89205    500000      324302     324302    606380
 18    63     10005     295540     0          0          91437      91437    500000      365288     365288    664788
 19    64     10005     320822     0          0          32951      92951    500000      409861     409861    726356
 20    65     10005     347368     0          0          93749      93749    500000      458352     458352    791483
 21    66     10005     375242     0          0          93686      93686    500000      511007     511007    860281
 22    67     10005     404509     0          0          92702      92702    500000      568171     568171    933165
 23    68     10005     435240     0          0          90686      90686    500000      630180     630180   1010367
 24    69     10005     467507     0          0          87514      87514    500000      697400     697400   1092129
 25    70     10005     501388     0          0          83100      83100    500000      770284     770284   1178996
 26    71     10005     536963     0          0          77192      77192    500000      849185     849185   1270975
 27    72     10005     574316     0          0          69255      69255    500000      934224     934224   1368172
 28    73     10005     613537     0          0          59421      59421    500000     1026246    1026246   1471944
 29    74     10005     654720     0          0          47018      47018    500000     1125406    1125406   1581758
 30    75     10005     697961     0          0          31488      31488    500000     1232074    1232074   1698168
 31    76     10005     743364     0          0          12341      12341    500000     1346798    1346798   1822218
 32    77     10005     791038     0          0              0          0         0     1470146    1470146   1954118
 33    78     10005     841095     0          0              0          0         0     1602743    1602743   2094625
 34    79     10005     893655     0          0              0          0         0     1745417    1745417   2244432
 35    80     10005     948843     0          0              0          0         0     1899012    1899012   2403959
 36    81     10005    1006791     0          0              0          0         0     2064337    2064337   2574229
 37    82     10005    1067635     0          0              0          0         0     2242121    2242121   2755342
 38    83     10005    1131522     0          0              0          0         0     2433060    2433060   2948139
 39    84     10005    1198604     0          0              0          0         0     2638000    2638000   3153729
 40    85     10005    1269039     0          0              0          0         0     2857777    2857777   3373035

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86     10005    1342997     0          0            0          0         0       3093709    3093709   3607265
 42    87     10005    1420652     0          0            0          0         0       3347346    3347346   3858151
 43    88     10005    1502190     0          0            0          0         0       3620764    3620764   4126585
 44    89     10005    1587805     0          0            0          0         0       3916660    3916660   4414859
 45    90     10005    1677700     0          0            0          0         0       4238408    4238408   4724553
 46    91     10005    1772090     0          0            0          0         0       4590715    4590715   5057591
 47    92     10005    1871200     0          0            0          0         0       4979988    4979988   5416235
 48    93     10005    1975266     0          0            0          0         0       5415643    5415643   5804486
 49    94     10005    2084534     0          0            0          0         0       5912412    5912412   6226361
 50    95     10005    2199266     0          0            0          0         0       6494142    6494142   6688966

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 76. Assuming guaranteed charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10505     0          0           8151       7250    500000        9109       9208    500000
  2    47     10005      21536     0          0          14863      14252    500000       17729      17129    500000
  3    48     10005      33118     0          0          21313      21013    500000       27148      26848    500000
  4    49     10005      45279     0          0          27576      27576    500000       37497      37497    500000
  5    50     10005      58048     0          0          33856      33856    500000       49094      49094    500000
  6    51     10005      71456     0          0          40026      40026    500000       61921      61921    500000
  7    52     10005      85534     0          0          46089      46089    500000       76119      76119    500000
  8    53     10005     100316     0          0          52046      52046    500000       91845      91845    500000
  9    54     10005     115838     0          0          57901      57901    500000      109272     109272    500000
 10    55     10005     132135     0          0          63655      63655    500000      128595     128595    500000
 11    56     10005     149247     0          0          70419      70419    500000      151490     151490    500000
 12    57     10005     167214     0          0          77047      77047    500000      176936     176936    500000
 13    58     10005     186080     0          0          83395      83395    500000      205124     205124    500000
 14    59     10005     205890     0          0          89472      89472    500000      236409     236409    500000
 15    60     10005     226690     0          0          95237      95237    500000      271079     271079    535814
 16    61     10005     248529     0          0         100605     100605    500000      309152     309152    594190
 17    62     10005     271461     0          0         105633     105633    500000      350979     350979    656260
 18    63     10005     295540     0          0         110285     110285    500000      396899     396899    722316
 19    64     10005     320822     0          0         114568     114568    500000      447323     447323    792746
 20    65     10005     347368     0          0         118537     118537    500000      502752     502752    868152
 21    66     10005     375242     0          0         122108     122108    500000      563609     563609    948836
 22    67     10005     404509     0          0         125332     125332    500000      630496     630496   1035527
 23    68     10005     435240     0          0         128125     128125    500000      703936     703936   1128620
 24    69     10005     467507     0          0         130361     130361    500000      784443     784443   1228430
 25    70     10005     501388     0          0         131867     131867    500000      872614     872514   1335470
 26    71     10005     536963     0          0         132687     132687    500000      968972     968972   1450261
 27    72     10005     574316     0          0         132644     132644    500000     1074436    1074436   1573512
 28    73     10005     613537     0          0         131768     131768    500000     1189874    1189874   1706636
 29    74     10005     654720     0          0         129825     129825    500000     1315995    1315995   1849631
 30    75     10005     697961     0          0         126651     126651    500000     1453692    1453692   2003623
 31    76     10005     743364     0          0         122199     122199    500000     1604127    1604127   2170383
 32    77     10005     791038     0          0         116136     116136    500000     1768184    1768184   2350270
 33    78     10005     841095     0          0         108131     108131    500000     1946885    1946885   2544385
 34    79     10005     893655     0          0          96186      96186    500000     2138858    2138858   2750357
 35    80     10005     948843     0          0          80902      80902    500000     2346904    2346904   2970945
 36    81     10005    1006791     0          0          61951      61951    500000     2572765    2572765   3208238
 37    82     10005    1067635     0          0          38208      38208    500000     2817442    2817442   3462355
 38    83     10005    1131522     0          0          11632      11632    500000     3086596    3086596   3740028
 39    84     10005    1198604     0          0              0          0         0     3379815    3379815   4040569
 40    85     10005    1269039     0          0              0          0         0     3698446    3698446   4365276

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the Continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86     10005    1342997     0          0            0          0         0       4045471    4045471   4717020
 42    87     10005    1420652     0          0            0          0         0       4422513    4422513   5027308
 43    88     10005    1502190     0          0            0          0         0       4833335    4833335   5608552
 44    89     10005    1587805     0          0            0          0         0       5281502    5281502   5952309
 45    90     10005    1677700     0          0            0          0         0       5771600    5771600   6433603
 46    91     10005    1772090     0          0            0          0         0       6308520    6309520   6950096
 47    92     10005    1871200     0          0            0          0         0       6901820    6901820   7506419
 48    93     10005    1975266     0          0            0          0         0       7563122    7563122   8106154
 49    94     10005    2084534     0          0            0          0         0       8309956    8309956   8751214
 50    95     10005    2199266     0          0            0          0         0       9169365    9169365   9444446

Assume current charges and a gross investment return of 0.00%, contract lapses after age 83. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issues

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10505     0          0           8151       7250    500000       8629       7729    500000
  2    47     10005      21536     0          0          14562      13963    500000      15963      15363    500000
  3    48     10005      33118     0          0          20798      20498    500000      23565      23265    500000
  4    49     10005      45279     0          0          26840      26840    500000      31431      31431    500000
  5    50     10005      58048     0          0          32960      32960    500000      39845      39845    500000
  6    51     10005      71456     0          0          38864      38864    500000      48525      48525    500000
  7    52     10005      85534     0          0          44502      44502    500000      57437      57437    500000
  8    53     10005     100316     0          0          49884      49884    500000      66601      66601    500000
  9    54     10005     115838     0          0          54962      54962    500000      75988      75988    500000
 10    55     10005     132135     0          0          59746      59746    500000      85621      85621    500000
 11    56     10005     149247     0          0          65187      65187    500000      96573      96573    500000
 12    57     10005     167214     0          0          70249      70249    500000     107803     107803    500000
 13    58     10005     186080     0          0          74942      74942    500000     119348     119348    500000
 14    59     10005     205890     0          0          79226      79226    500000     131199     131199    500000
 15    60     10005     226690     0          0          83058      83058    500000     143353     143353    500000
 16    61     10005     248529     0          0          86399      86399    500000     155813     155813    500000
 17    62     10005     271461     0          0          89205      89205    500000     168588     168588    500000
 18    63     10005     295540     0          0          91437      91437    500000     181693     181693    500000
 19    64     10005     320822     0          0          92951      92951    500000     195073     195073    500000
 20    65     10005     347368     0          0          93749      93749    500000     208796     208796    500000
 21    66     10005     375242     0          0          93686      93686    500000     222833     222833    500000
 22    67     10005     404509     0          0          92702      92702    500000     237236     237236    500000
 23    68     10005     435240     0          0          90686      90686    500000     252038     252038    500000
 24    69     10005     467507     0          0          87514      87514    500000     267286     267286    500000
 25    70     10005     501388     0          0          83100      83100    500000     283077     283077    500000
 26    71     10005     536963     0          0          77192      77192    500000     299446     299446    500000
 27    72     10005     574316     0          0          69255      69255    500000     316347     316347    500000
 28    73     10005     613537     0          0          59421      59421    500000     334092     334092    500000
 29    74     10005     654720     0          0          47018      47018    500000     352711     352711    500000
 30    75     10005     697961     0          0          31488      31488    500000     372388     372388    500000
 31    76     10005     743364     0          0          12341      12341    500000     393430     393430    500000
 32    77     10005     791038     0          0              0          0         0     416219     416219    500000
 33    78     10005     841095     0          0              0          0         0     441248     441248    500000
 34    79     10005     893655     0          0              0          0         0     469171     469171    500000
 35    80     10005     948843     0          0              0          0         0     499643     499643    524625
 36    81     10005    1006791     0          0              0          0         0     531218     531218    557779
 37    82     10005    1067535     0          0              0          0         0     563882     563882    592076
 38    83     10005    1131522     0          0              0          0         0     597605     597605    627485
 39    84     10005    1198604     0          0              0          0         0     632353     632353    663970
 40    85     10005    1269039     0          0              0          0         0     668070     668070    701474

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86     10005    1342997     0          0            0          0         0        704713     704713    739940
 42    87     10005    1420652     0          0            0          0         0        742229     742229    779341
 43    88     10005    1502190     0          0            0          0         0        780565     780565    819594
 44    89     10005    1587805     0          0            0          0         0        819673     819673    860656
 45    90     10005    1677700     0          0            0          0         0        859482     859482    902456
 46    91     10005    1772090     0          0            0          0         0        899914     899914    944910
 47    92     10005    1871200     0          0            0          0         0        943344     943344    981077
 48    93     10005    1975266     0          0            0          0         0        990370     990370   1020081
 49    94     10005    2084534     0          0            0          0         0       1041714    1041714   1062548
 50    95     10005    2199266     0          0            0          0         0       1098265    1098265   1109248

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 76. Assuming guaranteed charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Initial Guideline Single: $108,829.00               Initial Guideline Annual: $10,005.00
Prepared by: Agent                                  Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10505     0          0           8151       7250    500000       8629       7729    500000
  2    47     10005      21536     0          0          14853      14252    500000      16262      15661    500000
  3    48     10005      33118     0          0          21313      21013    500000      24113      23813    500000
  4    49     10005      45279     0          0          27576      27576    500000      32238      32238    500000
  5    50     10005      58048     0          0          33856      33856    500000      40863      40863    500000
  6    51     10005      71456     0          0          40026      40026    500000      49874      49874    500000
  7    52     10005      85534     0          0          46089      46089    500000      59291      59291    500000
  8    53     10005     100316     0          0          52046      52046    500000      69139      69139    500000
  9    54     10005     115838     0          0          57901      57901    500000      79442      79442    500000
 10    55     10005     132135     0          0          63655      63655    500000      90226      90226    500000
 11    56     10005     149247     0          0          70419      70419    500000     102778     102778    500000
 12    57     10005     167214     0          0          77047      77047    500000     115926     115926    500000
 13    58     10005     186080     0          0          83395      83395    500000     129569     129569    500000
 14    59     10005     205890     0          0          89472      89472    500000     143754     143754    500000
 15    60     10005     226690     0          0          95237      95237    500000     158486     158486    500000
 16    61     10005     248529     0          0         100605     100605    500000     173736     173736    500000
 17    62     10005     271461     0          0         105633     105633    500000     189603     189603    500000
 18    63     10005     295540     0          0         110285     110285    500000     206115     206115    500000
 19    64     10005     320822     0          0         114568     114568    500000     223344     223344    500000
 20    65     10005     347368     0          0         118537     118537    500000     241399     241399    500000
 21    66     10005     375242     0          0         122108     122108    500000     260303     260303    500000
 22    67     10005     404509     0          0         125332     125332    500000     280179     280179    500000
 23    68     10005     435240     0          0         128125     128125    500000     301079     301079    500000
 24    69     10005     467507     0          0         130361     130361    500000     323053     323053    500000
 25    70     10005     501388     0          0         131867     131867    500000     346163     346163    500000
 26    71     10005     536963     0          0         132687     132687    500000     370604     370604    500000
 27    72     10005     574316     0          0         132644     132644    500000     396512     396512    500000
 28    73     10005     613627     0          0         131768     131768    500000     424134     424134    500000
 29    74     10005     654720     0          0         129825     129825    500000     453697     453697    500000
 30    75     10005     697961     0          0         126651     126651    500000     485300     485300    519271
 31    76     10005     743364     0          0         122199     122199    500000     518666     518666    544599
 32    77     10005     791038     0          0         116135     116125    500000     553525     553525    581201
 33    78     10005     841095     0          0         108131     108131    500000     589917     589917    619413
 34    79     10005     893655     0          0          96186      96186    500000     627751     627751    659138
 35    80     10005     948843     0          0          80902      80902    500000     667139     667139    700496
 36    81     10005    1006791     0          0          61951      61951    500000     708130     708130    743536
 37    82     10005    1067635     0          0          38208      38208    500000     750716     750716    788252
 38    83     10005    1131522     0          0          11632      11632    500000     795156     795156    834914
 39    84     10005    1198604     0          0              0          0         0     841324     841324    883390
 40    85     10005    1269039     0          0              0          0         0     889179     889179    933638

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.00                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86     10005    1342997     0          0              0          0         0      938764     938764    985702
 42    87     10005    1420652     0          0              0          0         0      989996     989996   1039496
 43    88     10005    1502190     0          0              0          0         0     1042901    1042901   1095047
 44    89     10005    1587805     0          0              0          0         0     1097440    1097440   1152313
 45    90     10005    1677700     0          0              0          0         0     1153567    1153567   1211246
 46    91     10005    1772090     0          0              0          0         0     1211115    1211115   1271671
 47    92     10005    1871200     0          0              0          0         0     1272405    1272405   1323302
 48    93     10005    1975266     0          0              0          0         0     1338080    1338080   1378222
 49    94     10005    2084534     0          0              0          0         0     1408916    1408916   1437094
 50    95     10005    2199266     0          0              0          0         0     1485843    1485843   1500701

Assume current charges and a gross investment return of 0.00%, contract lapses after age 83. Assuming current charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Initial Guideline Single: $108,829.00               Initial Guideline Annual: $10,005.00
Prepared by: Agent                                  Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
         Report 1, the Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                  Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                  Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                      Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.00                              Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                  Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                  Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                  Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                      Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.00                              Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                  Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10505     0          0           8151       7250    500000        9109       8206    500000
  2    47     10005      21536     0          0          14563      13963    500000       17422      16822    500000
  3    48     10005      33118     0          0          20798      20498    500000       26566      26266    500000
  4    49     10005      45279     0          0          26840      26840    500000       36615      36615    500000
  5    50     10005      58048     0          0          32960      32960    500000       47941      47941    500000
  6    51     10005      71456     0          0          38864      38864    500000       60359      60359    500000
  7    52     10005      85534     0          0          44502      44502    500000       73948      73948    500000
  8    53     10005     100316     0          0          49884      49884    500000       88852      88852    500000
  9    54     10005     115838     0          0          54962      54962    500000      105184     105184    500000
 10    55     10005     132135     0          0          59746      59746    500000      123127     123127    500000
 11    56     10005     149247     0          0          65187      65187    500000      144066     144066    500000
 12    57     10005     167214     0          0          70249      70249    500000      167144     167144    500000
 13    58     10005     186080     0          0          74942      74942    500000      192654     192654    500000
 14    59     10005     205890     0          0          79226      79226    500000      220892     220892    500000
 15    60     10005     226690     0          0          83058      83058    500000      252210     252210    500000
 16    61     10005     248529     0          0          86399      86399    500000      287023     287023    500000
 17    62     10005     271461     0          0          89205      89205    500000      325821     325821    500000
 18    63     10005     295540     0          0          91437      91437    500000      369186     369186    500000
 19    64     10005     320622     0          0          92951      92951    500000      417742     417742    518000
 20    65     10005     347368     0          0          93749      93749    500000      471505     471505    575236
 21    66     10005     375242     0          0          93686      93686    500000      530799     530799    636958
 22    67     10005     404509     0          0          92702      92702    500000      596086     596086    709342
 23    68     10005     435240     0          0          90686      90686    500000      667955     667955    788187
 24    69     10005     467507     0          0          87514      87514    500000      747058     747058    874058
 25    70     10005     501388     0          0          83100      83100    500000      834132     834132    967593
 26    71     10005     536963     0          0          77192      77192    500000      929948     929948   1069440
 27    72     10005     574316     0          0          69255      69255    500000     1035684    1035684   1170323
 28    73     10005     613637     0          0          59421      59421    500000     1152662    1152662   1279455
 29    74     10005     654720     0          0          47018      47018    500000     1282188    1282188   1397585
 30    75     10005     697961     0          0          31488      31488    500000     1425884    1425884   1525696
 31    76     10005     743264     0          0          12341      12341    500000     1585728    1585728   1665015
 32    77     10005     791038     0          0              0          0         0     1761721    1761721   1849807
 33    78     10005     841098     0          0              0          0         0     1955379    1955379   2053148
 34    79     10005     893655     0          0              0          0         0     2168366    2168366   2276784
 35    80     10005     948842     0          0              0          0         0     2402462    2402462   2522585
 36    81     10005    1006791     0          0              0          0         0     2659554    2659554   2792632
 37    82     10005    1067638     0          0              0          0         0     2941596    2941596   3088676
 38    83     10005    1131522     0          0              0          0         0     3250612    3250612   3413143
 39    84     10005    1198604     0          0              0          0         0     3588738    3588738   3768175
 40    85     10005    1269039     0          0              0          0         0     3958157    3958157   4156065

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)        (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT     DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE     BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%      @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)    (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   --------   --------
 41    86     10005    1342997     0          0            0          0         0       4361242     4361242    4579304
 42    87     10005    1420662     0          0            0          0         0       4800496     4800496    5040521
 43    88     10005    1502190     0          0            0          0         0       5278553     5278553    5542401
 44    89     10005    1587805     0          0            0          0         0       5798258     5798258    6089171
 45    90     10005    1677700     0          0            0          0         0       6362476     6362476    6680600
 46    91     10005    1772090     0          0            0          0         0       6974163     6974163    7322871
 47    92     10005    1871200     0          0            0          0         0       7656328     7656328    7962581
 48    93     10005    1975266     0          0            0          0         0       8421031     8421031    8673662
 49    94     10005    2084534     0          0            0          0         0       9283069     9283069    9468731
 50    95     10005    2199266     0          0            0          0         0      10260896    10260896   10363505

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume current charges and a gross investment return of 0.00%, contract lapses after age 76. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Initial Guideline Single: $108,829.00               Initial Guideline Annual: $10,005.00
Prepared by: Agent                                  Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
         Report 1, the Disclosure page, and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10505     0          0           8151       7250    500000        9109       8208    500000
  2    47     10005      21536     0          0          14853      14252    500000       17729      17129    500000
  3    48     10005      33118     0          0          21313      21013    500000       27148      26848    500000
  4    49     10005      45279     0          0          27576      27576    500000       37497      37497    500000
  5    50     10005      58048     0          0          33856      33856    500000       49094      49094    500000
  6    51     10005      71456     0          0          40026      40026    500000       61921      61921    500000
  7    52     10005      85534     0          0          46089      46089    500000       76119      76119    500000
  8    53     10005     100316     0          0          52046      52046    500000       91845      91845    500000
  9    54     10005     115838     0          0          57901      57901    500000      109272     109272    500000
 10    55     10005     132135     0          0          63655      63655    500000      128595     128595    500000
 11    56     10005     149247     0          0          70419      70419    500000      151490     151490    500000
 12    57     10005     167216     0          0          77047      77047    500000      176936     176936    500000
 13    58     10005     186080     0          0          83395      83395    500000      205124     205124    500000
 14    59     10005     205890     0          0          89472      89472    500000      236409     236409    500000
 15    60     10005     226690     0          0          95237      95237    500000      271160     271160    500000
 16    61     10005     248529     0          0         100605     100605    500000      309785     309785    500000
 17    62     10005     271461     0          0         105633     105633    500000      352844     352844    500000
 18    63     10005     295540     0          0         110285     110285    500000      400928     400928    505169
 19    64     10005     320822     0          0         114568     114568    500000      454362     454362    563409
 20    65     10005     347368     0          0         118537     118537    500000      513519     513519    626494
 21    66     10005     375242     0          0         122108     122108    500000      579006     579006    694807
 22    67     10005     404509     0          0         125332     125332    500000      651453     651453    775229
 23    68     10005     435240     0          0         128125     128125    500000      731579     731579    863263
 24    69     10005     467507     0          0         130361     130361    500000      820158     820158    959585
 25    70     10005     501388     0          0         131867     131867    500000      918029     918029   1064914
 26    71     10005     536963     0          0         132687     132687    500000     1026206    1026206   1180137
 27    72     10005     574316     0          0         132644     132644    500000     1145989    1145989   1294968
 28    73     10005     613537     0          0         131768     131768    500000     1278778    1278778   1419443
 29    74     10005     654720     0          0         129825     129825    500000     1426068    1426068   1554414
 30    75     10005     697961     0          0         126651     126651    500000     1589629    1589629   1700903
 31    76     10005     743364     0          0         122199     122199    500000     1771549    1771549   1860127
 32    77     10005     791038     0          0         116135     116135    500000     1972682    1972682   2071316
 33    78     10005     841095     0          0         108131     108131    500000     2194943    2194943   2304690
 34    79     10005     893655     0          0          96186      96186    500000     2439921    2439921   2561918
 35    80     10005     948843     0          0          80902      80902    500000     2710130    2710130   2845636
 36    81     10005    1006791     0          0          61951      61951    500000     3008076    3008076   3158479
 37    82     10005    1067635     0          0          38208      38208    500000     3336249    3336249   3503061
 38    83     10005    1131522     0          0          11632      11632    500000     3698579    3698579   3883508
 39    84     10005    1198604     0          0              0          0         0     4097607    4097607   4302487
 40    85     10005    1269039     0          0              0          0         0     4536444    4536444   4763267

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.00                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)        (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT     DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE     BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%      @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)    (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   --------   --------
 41    86     10005    1342997     0          0              0          0         0     5018885     5018885    5269829
 42    87     10005    1420652     0          0              0          0         0     5548374     5548374    5825792
 43    88     10005    1502190     0          0              0          0         0     6129220     6129220    6436681
 44    89     10005    1587805     0          0              0          0         0     6765704     6765704    7103989
 45    90     10005    1677700     0          0              0          0         0     7462390     7462390    7835509
 46    91     10005    1772090     0          0              0          0         0     8223356     8223356    8634524
 47    92     10005    1871200     0          0              0          0         0     9070608     9070608    9433432
 48    93     10005    1975266     0          0              0          0         0    10017453    10017453   10317977
 49    94     10005    2084534     0          0              0          0         0    11080027    11080027   11301628
 50    95     10005    2199266     0          0              0          0         0    12277920    12277920   12400699

Assume current charges and a gross investment return of 0.00%, contract lapses after age 83. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Initial Guideline Single: $108,829.00               Initial Guideline Annual: $10,005.00
Prepared by: Agent                                  Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.00                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.00                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This additional increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                     Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     5000       5250      0          0           3354       2904    500000       3570       3120    500000
  2    47     5000      10763      0          0           5606       5306    500000       6207       5907    500000
  3    48     5000      16551      0          0           7719       7569    500000       8865       8715    500000
  4    49     5000      22628      0          0           9672       9672    500000      11522      11522    500000
  5    50     5000      29010      0          0          11581      11581    500000      14292      14292    500000
  6    51     5000      35710      0          0          13301      13301    500000      17027      17027    500000
  7    52     5000      42746      0          0          14775      14775    500000      19668      19668    500000
  8    53     5000      50133      0          0          16008      16008    500000      22211      22211    500000
  9    54     5000      57889      0          0          16944      16944    500000      24596      24596    500000
 10    55     5000      66034      0          0          17587      17587    500000      26817      26817    500000
 11    56     5000      74586      0          0          18360      18360    500000      29332      29332    500000
 12    57     5000      83565      0          0          18729      18729    500000      31585      31585    500000
 13    58     5000      92993      0          0          18696      18696    500000      33566      33566    500000
 14    59     5000     102893      0          0          18203      18203    500000      35203      35203    500000
 15    60     5000     113287      0          0          17194      17194    500000      36423      36423    500000
 16    61     5000     124202      0          0          15608      15608    500000      37147      37147    500000
 17    62     5000     135662      0          0          13383      13383    500000      37288      37288    500000
 18    63     5000     147695      0          0          10453      10453    500000      36753      36753    500000
 19    64     5000     160330      0          0           6630       6630    500000      35325      35325    500000
 20    65     5000     173596      0          0           1897       1897    500000      32941      32941    500000
 21    66     5000     187526      0          0              0          0         0      29350      29350    500000
 22    67     5000     202152      0          0              0          0         0      24395      24395    500000
 23    68     5000     217510      0          0              0          0         0      17832      17832    500000
 24    69     5000     233635      0          0              0          0         0       9386       9386    500000
 25    70        0          0      0          0              0          0         0          0          0         0
 26    71        0          0      0          0              0          0         0          0          0         0
 27    72        0          0      0          0              0          0         0          0          0         0
 28    73        0          0      0          0              0          0         0          0          0         0
 29    74        0          0      0          0              0          0         0          0          0         0
 30    75        0          0      0          0              0          0         0          0          0         0
 31    76        0          0      0          0              0          0         0          0          0         0
 32    77        0          0      0          0              0          0         0          0          0         0
 33    78        0          0      0          0              0          0         0          0          0         0
 34    79        0          0      0          0              0          0         0          0          0         0
 35    80        0          0      0          0              0          0         0          0          0         0
 36    81        0          0      0          0              0          0         0          0          0         0
 37    82        0          0      0          0              0          0         0          0          0         0
 38    83        0          0      0          0              0          0         0          0          0         0
 39    84        0          0      0          0              0          0         0          0          0         0
 40    85        0          0      0          0              0          0         0          0          0         0

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                     Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86       0         0        0          0            0          0         0          0          0         0
 42    87       0         0        0          0            0          0         0          0          0         0
 43    88       0         0        0          0            0          0         0          0          0         0
 44    89       0         0        0          0            0          0         0          0          0         0
 45    90       0         0        0          0            0          0         0          0          0         0
 46    91       0         0        0          0            0          0         0          0          0         0
 47    92       0         0        0          0            0          0         0          0          0         0
 48    93       0         0        0          0            0          0         0          0          0         0
 49    94       0         0        0          0            0          0         0          0          0         0
 50    95       0         0        0          0            0          0         0          0          0         0

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume current charges and a gross investment return of 0.00%, contract lapses after age 65. Assuming current charges and a gross investment return of 6.00%. This contract lapses after age 69. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                     Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     5000       5250      0          0           3354       2904    500000       3570       3120    500000
  2    47     5000      10763      0          0           5901       5601    500000       6611       6211    500000
  3    48     5000      16551      0          0           8246       8096    500000       9426       9276    500000
  4    49     5000      22628      0          0          10427      10427    500000      12352      12352    500000
  5    50     5000      29010      0          0          12504      12504    500000      15344      15344    500000
  6    51     5000      35710      0          0          14506      14506    500000      18430      18430    500000
  7    52     5000      42746      0          0          16432      16432    500000      21615      21615    500000
  8    53     5000      50133      0          0          18285      18285    500000      24906      24906    500000
  9    54     5000      57889      0          0          20064      20064    500000      28307      28307    500000
 10    55     5000      66034      0          0          21772      21772    500000      31827      31827    500000
 11    56     5000      74586      0          0          23932      23932    500000      36507      36507    500000
 12    57     5000      83565      0          0          25967      25967    500000      40406      40406    500000
 13    58     5000      92993      0          0          27711      27711    500000      44714      44714    500000
 14    59     5000     102893      0          0          29167      29167    500000      48985      48985    500000
 15    60     5000     113287      0          0          30281      30281    500000      53166      53166    500000
 16    61     5000     124202      0          0          30945      30945    500000      57149      57149    500000
 17    62     5000     135662      0          0          31216      31216    500000      60985      60985    500000
 18    63     5000     147695      0          0          31040      31040    500000      64618      64618    500000
 19    64     5000     160330      0          0          30417      30417    500000      68042      68042    500000
 20    65     5000     173596      0          0          29400      29400    500000      71304      71304    500000
 21    66     5000     187526      0          0          27875      27875    500000      74296      74296    500000
 22    67     5000     202152      0          0          25895      25895    500000      77059      77059    500000
 23    68     5000     217510      0          0          23339      23339    500000      79480      79480    500000
 24    69     5000     233635      0          0          20028      20028    500000      81386      81386    500000
 25    70     5000     250567      0          0          15716      15716    500000      82544      82544    500000
 26    71     5000     268346      0          0          10434      10434    500000      82957      82957    500000
 27    72     5000     287013      0          0           3917       3917    500000      82368      82368    500000
 28    73     5000     306614      0          0              0          0         0      80752      80752    500000
 29    74     5000     327194      0          0              0          0         0      77761      77761    500000
 30    75     5000     348604      0          0              0          0         0      73111      73111    500000
 31    76     5000     371494      0          0              0          0         0      66633      66633    500000
 32    77     5000     398319      0          0              0          0         0      57798      57798    500000
 33    78     5000     420335      0          0              0          0         0      46039      46039    500000
 34    79     5000     446602      0          0              0          0         0      28711      28711    500000
 35    80     5000     474182      0          0              0          0         0       6101       6101    500000
 36    81        0          0      0          0              0          0         0          0          0         0
 37    82        0          0      0          0              0          0         0          0          0         0
 38    83        0          0      0          0              0          0         0          0          0         0
 39    84        0          0      0          0              0          0         0          0          0         0
 40    85        0          0      0          0              0          0         0          0          0         0

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                     Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86      0          0       0         0            0          0         0           0           0         0
 42    87      0          0       0         0            0          0         0           0           0         0
 43    88      0          0       0         0            0          0         0           0           0         0
 44    89      0          0       0         0            0          0         0           0           0         0
 45    90      0          0       0         0            0          0         0           0           0         0
 46    91      0          0       0         0            0          0         0           0           0         0
 47    92      0          0       0         0            0          0         0           0           0         0
 48    93      0          0       0         0            0          0         0           0           0         0
 49    94      0          0       0         0            0          0         0           0           0         0
 50    95      0          0       0         0            0          0         0           0           0         0

Assume current charges and a gross investment return of 0.00%, contract lapses after age 72. Assuming current charges and a gross investment return of 6.00%. This contract lapses after age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     5000       5250      0          0           3354       2904    500000       3786       3336    500000
  2    47     5000      10763      0          0           5506       5306    500000       6836       6536    500000
  3    48     5000      16551      0          0           7719       7569    500000      10115       9965    500000
  4    49     5000      22628      0          0           9672       9672    500000      13626      13626    500000
  5    50     5000      29010      0          0          11581      11581    500000      17509      17509    500000
  6    51     5000      35710      0          0          13301      13301    500000      21642      21642    500000
  7    52     5000      42746      0          0          14775      14775    500000      25996      25996    500000
  8    53     5000      50133      0          0          16008      16008    500000      30601      30601    500000
  9    54     5000      57889      0          0          16944      16944    500000      35429      35429    500000
 10    55     5000      66034      0          0          17587      17587    500000      40513      40513    500000
 11    56     5000      74586      0          0          18360      18360    500000      46405      46405    500000
 12    57     5000      83565      0          0          18729      18729    500000      52585      52585    500000
 13    58     5000      92993      0          0          18696      18696    500000      59097      59097    500000
 14    59     5000     102893      0          0          18203      18203    500000      65937      65937    500000
 15    60     5000     113287      0          0          17194      17194    500000      73104      73104    500000
 16    61     5000     124202      0          0          15608      15608    500000      80600      80600    500000
 17    62     5000     135662      0          0          13383      13383    500000      88431      88431    500000
 18    63     5000     147695      0          0          10453      10453    500000      96608      96608    500000
 19    64     5000     160330      0          0           6630       6630    500000     105049     105049    500000
 20    65     5000     173596      0          0           1897       1897    500000     113818     113818    500000
 21    66     5000     187526      0          0              0          0         0     122846     122846    500000
 22    67     5000     202152      0          0              0          0         0     132161     132161    500000
 23    68     5000     217510      0          0              0          0         0     141755     141755    500000
 24    69     5000     233635      0          0              0          0         0     151627     151627    500000
 25    70     5000     250567      0          0              0          0         0     161830     161830    500000
 26    71     5000     268346      0          0              0          0         0     172304     172304    500000
 27    72     5000     287013      0          0              0          0         0     182793     182793    500000
 28    73     5000     306614      0          0              0          0         0     193599     193599    500000
 29    74     5000     327194      0          0              0          0         0     204475     204475    500000
 30    75     5000     348804      0          0              0          0         0     215325     215325    500000
 31    76     5000     371494      0          0              0          0         0     226171     226171    500000
 32    77     5000     395319      0          0              0          0         0     237020     237020    500000
 33    78     5000     420335      0          0              0          0         0     247893     247893    500000
 34    79     5000     446602      0          0              0          0         0     258899     258899    500000
 35    80     5000     474182      0          0              0          0         0     270119     270119    500000
 36    81     5000     503141      0          0              0          0         0     281616     281616    500000
 37    82     5000     533548      0          0              0          0         0     293385     293385    500000
 38    83     5000     565475      0          0              0          0         0     305426     305426    500000
 39    84     5000     598999      0          0              0          0         0     317831     317831    500000
 40    85     5000     614199      0          0              0          0         0     330738     330738    500000

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86     5000      671159     0          0            0          0         0       344522     344522    500000
 42    87     5000      709967     0          0            0          0         0       359779     359779    500000
 43    88     5000      750715     0          0            0          0         0       377429     377429    500000
 44    89     5000      793501     0          0            0          0         0       398920     398920    500000
 45    90     5000      838426     0          0            0          0         0       426426     426426    500000
 46    91     5000      885597     0          0            0          0         0       463154     463154    510257
 47    92     5000      935127     0          0            0          0         0       506522     506522    550894
 48    93     5000      987133     0          0            0          0         0       554931     554931    594775
 49    94     5000     1041740     0          0            0          0         0       609940     609940    642328
 50    95     5000     1099077     0          0            0          0         0       674078     674078    694300

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 65. Assuming guaranteed charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     5000       5250      0          0           3354       2904    500000        3786       3336    500000
  2    47     5000      10763      0          0           5901       5601    500000        7149       6849    500000
  3    48     5000      16551      0          0           8246       8096    500000       10711      10561    500000
  4    49     5000      22628      0          0          10427      10427    500000       14535      14535    500000
  5    50     5000      29010      0          0          12504      12504    500000       18703      18703    500000
  6    51     5000      35710      0          0          14506      14506    500000       23273      23273    500000
  7    52     5000      42746      0          0          16432      16432    500000       28290      28290    500000
  8    53     5000      50133      0          0          18285      18285    500000       33807      33807    500000
  9    54     5000      57889      0          0          20064      20064    500000       39880      39880    500000
 10    55     5000      66034      0          0          21772      21772    500000       46572      46572    500000
 11    56     5000      74586      0          0          23932      23932    500000       54623      54623    500000
 12    57     5000      83565      0          0          25967      25967    500000       63488      63488    500000
 13    58     5000      92993      0          0          27711      27711    500000       73104      73104    500000
 14    59     5000     102893      0          0          29167      29167    500000       83568      83568    500000
 15    60     5000     113287      0          0          30281      30281    500000       94942      94942    500000
 16    61     5000     124202      0          0          30945      30945    500000      107247     107247    500000
 17    62     5000     135662      0          0          31216      31216    500000      120670     120670    500000
 18    63     5000     147695      0          0          31040      31040    500000      135319     135319    500000
 19    64     5000     160330      0          0          30417      30417    500000      151373     151373    500000
 20    65     5000     173596      0          0          29400      29400    500000      169078     169078    500000
 21    66     5000     187526      0          0          27875      27875    500000      188588     188588    500000
 22    67     5000     202152      0          0          25895      25895    500000      210208     210208    500000
 23    68     5000     217510      0          0          23339      23339    500000      234176     234176    500000
 24    69     5000     233635      0          0          20028      20028    500000      260753     260753    500000
 25    70     5000     250567      0          0          15716      15716    500000      290245     290245    500000
 26    71     5000     268346      0          0          10434      10434    500000      323187     323187    500000
 27    72     5000     287013      0          0           3917       3917    500000      359938     359938    527129
 28    73     5000     306614      0          0              0          0         0      400297     400297    574146
 29    74     5000     327194      0          0              0          0         0      444399     444399    624602
 30    75     5000     348804      0          0              0          0         0      492555     492555    678889
 31    76     5000     371494      0          0              0          0         0      545172     545172    737618
 32    77     5000     395319      0          0              0          0         0      602561     602561    800925
 33    78     5000     420335      0          0              0          0         0      665082     665082    869196
 34    79     5000     445602      0          0              0          0         0      732274     732274    941630
 35    80     5000     474182      0          0              0          0         0      805104     805104   1019181
 36    81     5000     503141      0          0              0          0         0      884179     884179   1102571
 37    82     5000     533548      0          0              0          0         0      969854     969854   1191853
 38    83     5000     565475      0          0              0          0         0     1064086    1064086   1289353
 39    84     5000     598999      0          0              0          0         0     1166748    1166748   1394847
 40    85     5000     634199      0          0              0          0         0     1278313    1278313   1508793

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86      5000     671159     0          0            0          0         0       1399823    1399823   1632194
 42    87      5000     709967     0          0            0          0         0       1531849    1531849   1765689
 43    88      5000     750715     0          0            0          0         0       1675705    1675705   1909801
 44    89      5000     793501     0          0            0          0         0       1832638    1832638   2065749
 45    90      5000     838426     0          0            0          0         0       2004249    2004249   2234136
 46    91      5000     885597     0          0            0          0         0       2192249    2192249   2415201
 47    92      5000     935127     0          0            0          0         0       2399973    2399973   1610210
 48    93      5000     987133     0          0            0          0         0       2631476    2631476   2820416
 49    94      5000    1041740     0          0            0          0         0       2892877    2892877   3046488
 50    95      5000    1099077     0          0            0          0         0       3193612    3193612   2289420

Assume current charges and a gross investment return of 0.00%, contract lapses after age 72. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                                    PART II

                    (INFORMATION NOT REQUIRED IN PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

                              RULE 484 UNDERTAKING

     The By-Laws of MONY Life Insurance Company of America ("MONY America") provide, in Article VI as follows:

          SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

          SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                     REPRESENTATIONS RELATING TO SECTION 26
                     OF THE INVESTMENT COMPANY ACT OF 1940

     Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

        The Facing Sheet.

        Cross-Reference to items required by Form N-8B-2.

     Prospectus consisting of __ pages.

     The Undertaking to file reports.

     The signatures.

     Written consents of the following persons:


        a. Edward P. Bank, Vice President and Deputy General Counsel, MONY Life Insurance Company


        b. Evelyn L. Peos, FSA


        c. PricewaterhouseCoopers LLP, Independent Accountants


     The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

         (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L, filed as Exhibit 1 to Registration Statement on Form S-6 dated February 21, 1985 (Registration Nos. 2-95900 and 811-4235) is incorporated herein by reference.

         (2) Not applicable.

        (3) (a) Underwriting Agreement between MONY Life Insurance Company of America, MONY Series Fund, Inc. and MONY Securities Corp., filed as Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated herein by reference.

            (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.


            (c) Commission schedule (with Commission Contract), filed as Exhibit
                3(c) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.


        (4) Not applicable.


        (5) Form of policy, filed as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.


        (6) Articles of Incorporation and By-Laws of MONY Life Insurance Company of America filed as Exhibits 6(a) and (b), respectively, to Registration Statement (Registration No. 33-13183) dated April 6, 1987, is incorporated herein by reference.

        (7) Not applicable.

        (8) (a) Form of agreement to purchase shares.

            (b) Amended Investment Advisory Agreement between MONY Life
                Insurance Company of America and MONY Series Fund, Inc. filed as
                Exhibit 5(i) to Post-Effective Amendment No. 14 to Registration Statement (Registrations Nos. 2-95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.

                Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and OpCap Advisors, as sub-advisor, filed as Exhibit 5 to Post-

                Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registrations No. 33-21534), is incorporated herein by reference.

                Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust,
                and                , as sub-adviser [to be filed by amendment]

                Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust,
                and           , as sub-adviser [to be filed by amendment]

                Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust,
                and           , as sub-adviser [to be filed by amendment]

                Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust,
                and      , as sub-adviser [to be filed by amendment]

            (c) Services Agreement between The Mutual Life Insurance Company of
                New York and MONY Life Insurance Company of America filed as
                Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registrations Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.

        (9) Not applicable.


        (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy.



     2. Opinion and Consent of Edward P. Bank, Vice President and Deputy General Counsel, MONY Life Insurance Company, as to legality of the securities being registered, filed as Exhibit 2 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.


     3. Not applicable.

     4. Not applicable.

     5. Not applicable.


     6. Opinion and consent of Evelyn L. Peos, FSA, as to actuarial matters, filed as Exhibit 6 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.



     7. (a) Consent of PricewaterhouseCoopers, LLP as to financial statements of MONY America Variable Account L. (b) Consent of MONY Life Insurance Company of America is filed herewith as Exhibit 7.(a).

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MONY LIFE INSURANCE COMPANY OF AMERICA, HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT NO. 6 TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF NEW YORK AND THE STATE OF NEW YORK, ON THIS 1ST DAY OF MARCH, 1999.


                                    MONY America Variable Account L of
                                    MONY LIFE INSURANCE COMPANY OF AMERICA

                                    By:          /s/ MICHAEL I. ROTH

                                       -----------------------------------------
                                        MICHAEL I. ROTH, DIRECTOR, CHAIRMAN OF
                                         THE BOARD AND CHIEF EXECUTIVE OFFICER


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 6 TO THE REGISTRATION STATEMENT HAS BEEN DULY SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.



                   SIGNATURE                                                               DATE
                   ---------                                                               ----
              /s/ MICHAEL I. ROTH                  Director, Chairman of the Board
------------------------------------------------     and Chief Executive Officer
                MICHAEL I. ROTH

               /s/ SAMUEL J. FOTI                      Director, President and
------------------------------------------------       Chief Operating Officer
                 SAMUEL J. FOTI

              /s/ RICHARD DADDARIO                    Director, Vice President
------------------------------------------------           and Controller
                RICHARD DADDARIO                      (Principal Financial and
                                                         Accounting Officer)

             /s/ KENNETH M. LEVINE                          Director and               March 1, 1999
------------------------------------------------      Executive Vice President
               KENNETH M. LEVINE

            /s/ PHILLIP A. EISENBERG                  Director, Vice President
------------------------------------------------             and Actuary
              PHILLIP A. EISENBERG

              /s/ MARGARET G. GALE                   Director and Vice President
------------------------------------------------
                MARGARET G. GALE

              /s/ CHARLES P. LEONE                    Director, Vice President
------------------------------------------------    and Chief Compliance Officer
                CHARLES P. LEONE

             /s/ RICHARD E. CONNORS                           Director
------------------------------------------------
               RICHARD E. CONNORS

              /s/ STEPHEN J. HALL                             Director
------------------------------------------------
                STEPHEN J. HALL


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